UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6477

SM&R Investments, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  August 31

Reporting period:  February 28,2007

Item 1  Report to Shareholders

SEMI-ANNUAL REPORT

[SM&R LOGO]

SM&R INVESTMENTS, INC.

SM&R ALGER TECHNOLOGY FUND
SM&R ALGER AGGRESSIVE GROWTH FUND
SM&R ALGER SMALL-CAP FUND
SM&R ALGER GROWTH FUND
SM&R GROWTH FUND
SM&R EQUITY INCOME FUND
SM&R BALANCED FUND
SM&R GOVERNMENT BOND FUND
SM&R TAX FREE FUND
SM&R PRIMARY FUND
SM&R MONEY MARKET FUND

SEMI-ANNUAL REPORT
FEBRUARY 28, 2007

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the November 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES

Each shareholder of the Company may incur two types of expenses: (1) transactional (e.g., sales charges, contingent deferred sales charges on redemptions and redemption fees) and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Company and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2006, and held for six months ending February 28, 2007.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Company's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Company and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                                    ACTUAL                     HYPOTHETICAL
                                                         ---------------------------   ---------------------------
                                BEGINNING                    ENDING        EXPENSES        ENDING        EXPENSES
                                 ACCOUNT    ANNUALIZED       ACCOUNT         PAID          ACCOUNT         PAID
                                  VALUE       EXPENSE         VALUE         DURING          VALUE         DURING
FUNDS                          (09/01/06)     RATIOS     (02/28/07) (1)   PERIOD (2)   (02/28/07) (1)   PERIOD (2)
----------------------------   ----------   ----------   --------------   ----------   --------------   ----------
Alger Technology Fund
   Class A                      $1,000.00      1.85%        $1,220.78       $10.19        $1,015.62       $ 9.25
   Class B                       1,000.00      2.50%         1,218.95        13.75         1,012.40        12.47
Alger Aggressive Growth Fund
   Class A                       1,000.00      1.60%         1,159.70         8.57         1,016.86         8.00
   Class B                       1,000.00      2.25%         1,157.16        12.03         1,013.64        11.23
Alger Small-Cap Fund
   Class A                       1,000.00      1.65%         1,155.95         8.82         1,016.61         8.25
   Class B                       1,000.00      2.30%         1,152.38        12.27         1,013.39        11.48

                                                            ACTUAL                     HYPOTHETICAL
                                                 ---------------------------   ---------------------------
                        BEGINNING                    ENDING        EXPENSES        ENDING        EXPENSES
                         ACCOUNT    ANNUALIZED       ACCOUNT         PAID          ACCOUNT         PAID
                          VALUE       EXPENSE         VALUE         DURING          VALUE         DURING
FUNDS                  (09/01/06)     RATIOS     (02/28/07) (1)   PERIOD (2)   (02/28/07) (1)   PERIOD (2)
--------------------   ----------   ----------   --------------   ----------   --------------   ----------
Alger Growth Fund
   Class A              $1,000.00      1.45%        $1,117.74       $ 7.61        $1,017.60       $ 7.25
   Class B               1,000.00      2.10%         1,116.18        11.02         1,014.38        10.49
Growth Fund
   Class A               1,000.00      1.36%         1,085.21         7.03         1,018.05         6.81
   Class B               1,000.00      1.86%         1,080.47         9.59         1,015.57         9.30
   Class T               1,000.00      1.18%         1,086.34         6.10         1,018.94         5.91
Equity Income Fund
   Class A               1,000.00      1.26%         1,082.89         6.51         1,018.55         6.31
   Class B               1,000.00      1.76%         1,080.25         9.08         1,016.07         8.80
   Class T               1,000.00      1.14%         1,083.41         5.89         1,019.14         5.71
Balanced Fund
   Class A               1,000.00      1.30%         1,066.19         6.66         1,018.35         6.51
   Class B               1,000.00      1.80%         1,063.48         9.21         1,015.87         9.00
   Class T               1,000.00      1.25%         1,066.56         6.40         1,018.60         6.26
Government Bond Fund
   Class A               1,000.00      0.73%         1,027.38         3.67         1,012.17         3.66
   Class B               1,000.00      1.23%         1,024.96         6.18         1,018.69         6.16
   Class T               1,000.00      0.73%         1,027.46         3.67         1,021.17         3.66
Tax Free Fund
   Class A               1,000.00      0.75%         1,018.02         3.75         1,021.08         3.76
   Class B               1,000.00      1.25%         1,016.41         6.25         1,018.60         6.26
   Class T               1,000.00      0.75%         1,019.17         3.75         1,021.08         3.76
Primary Fund             1,000.00      0.80%         1,032.60         4.03         1,020.83         4.01
Money Market Fund        1,000.00      0.50%         1,023.77         2.51         1,022.32         2.51

(1) The actual ending account value is based on actual total return of each class of each of the funds for the period September 1, 2006 to February 28, 2007 after actual expenses and will differ from the hypothetical ending account value which is based on each class of each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the six month period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Board of Directors of SM&R Investments, Inc. ("Board") has renewed the investment advisory agreements with Securities Management and Research, Inc. ("Manager") for the SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, and SM&R Money Market Fund effective November 16, 2006. Additionally, the Board renewed the investment advisory agreements with the Manager effective February 15, 2007 for the SM&R Government Bond Fund and SM&R Primary Fund ("the Funds"). The Board considered a variety of factors in connection with its review of the advisory contracts ("Contracts"), also taking into account information provided by the Manager during the course of the year as discussed below:

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board considered the nature, quality and extent of the services provided to the Funds by the Manager based upon information provided by the Manager relating to its operations and personnel. These services included, but were not limited to, management of the investment portfolios and a variety of activities related to investment portfolio management.

The Board also took into account its familiarity with the Manager's investment management through Board meetings, discussions and reports during the preceding year. After careful consideration of these matters, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager.

EXPENSES AND PERFORMANCE

The Board evaluated reports prepared by the Manager detailing the actual management fee ratios (management fee ratios after voluntary waiver of expenses) of each of the Funds as compared to other open-end investment companies deemed to be comparable based upon the Morningstar Principia Pro database with similar Morningstar category and prospectus objective to each Fund. The Board compared the actual management fee ratios of the SM&R Growth Fund, SM&R Equity Income Fund, and SM&R Balanced Fund to funds advised by other advisors that were deemed comparable by the Morningstar database at the end of the quarter, September 30, 2006; and the SM&R Government Bond Fund and SM&R Primary Fund at the end of the calendar year 2006. The SM&R Growth Fund's actual management fee ratio for all three (3) share classes was higher than the Morningstar Fund average actual management fee ratio; as was the SM&R Balanced Fund's three share classes, the SM&R Equity Income Fund's Class A and Class B shares and the SM&R Primary Fund. The SM&R Equity Income Fund--Class T shares and the SM&R Government Bond's three share classes' actual management fee ratio was lower than the Morningstar Fund average actual management fee ratios. There was no comparison produced from the Morningstar database for the SM&R Money Market Fund. Therefore, the Board took into account that the Manager has voluntarily agreed to waive fees and/or limit expenses of this and the other Funds through December 31, 2007 so that total expenses are limited to a specified percentage of average daily net assets of each Fund. Total expenses include the management fees and administrative service fees which are paid to the Manager, but do not include interest, taxes, commissions, and other expenses incidental to portfolio transactions. Also taken under consideration were the current size of each Fund, and the level and method of computing the management fees.

The Board reviewed the Funds' average annual total returns and compared these returns to comparable performance measures, supplied by Lipper and Morningstar. On the basis of this evaluation of investment results, the Board concluded that the Funds' performance was satisfactory.

COST, BENEFITS, PROFITS AND ECONOMIES OF SCALE

The Board reviewed detailed information regarding the revenues received by the Manager under the Contracts and other benefits that the Manager may have realized from its relationship with the Funds. The Board also received information on the direct costs incurred by the Manager as well as profits realized. After careful consideration of this information, the Board concluded that the Manager's profits were reasonable in light of the services provided to the Funds.

SCHEDULE OF INVESTMENTS February 28, 2007 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

COMMON STOCK

                                                             SHARES      VALUE

CONSUMER DISCRETIONARY--
BROADCASTING--1.76%
Unica Corp.*                                                  2,120   $   23,871

INTERNET & CATALOG RETAIL--3.09%
eBay Inc.*                                                    1,310       41,998

MEDIA--10.21%
CKX, Inc.*                                                    2,135       28,097
DreamWorks Animation SKG, Inc.*                                 770       20,644
Focus Media Holding Ltd. ADR*                                   340       27,234
Sirius Satellite Radio Inc.*                                  9,105       33,233
XM Satellite Radio Holdings Inc. (Class A)*                   2,055       29,510
                                                                      ----------
                                                                         138,718
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--15.06%                                  204,587
                                                                      ----------
HEALTH CARE--
MEDICAL TECHNOLOGY--2.17%
Allscripts Healthcare Solutions, Inc.*                        1,085       29,382
                                                                      ----------
TOTAL HEALTH CARE--2.17%                                                  29,382
                                                                      ----------
INDUSTRIALS--
BUSINESS SERVICES--3.04%
TeleTech Holdings, Inc.*                                      1,310       41,238

COMMERCIAL SERVICES & SUPPLIES--2.27%
Net 1 UEPS Technologies, Inc.*                                1,155       30,908
                                                                      ----------
   TOTAL INDUSTRIALS--5.31%                                               72,146
                                                                      ----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS--4.16%
CNET Networks, Inc.*                                          2,910       25,550
Research in Motion Ltd.*                                        220       30,934
                                                                      ----------
                                                                          56,484
COMMUNICATIONS EQUIPMENT--7.68%
Ciena Corp.*                                                    450       14,161
Cisco Systems, Inc.*                                          1,770       45,914
Corning Inc.*                                                 2,145       44,251
                                                                      ----------
                                                                         104,326
COMPUTER RELATED & BUSINESS SERVICES--12.06%
Apple Computer, Inc.*                                           560       47,382
EMC Corp.                                                     3,110       43,385
MEMC Electronic Materials, Inc.*                              1,015       52,344
Network Appliance, Inc.*                                        535       20,688
                                                                      ----------
                                                                         163,799
COMPUTER SOFTWARE--5.72%
NVIDIA Corp.*                                                   375   $   11,625
Symantec Corp.*                                               1,345       23,000
TIBCO Software Inc.*                                          2,970       26,879
VeriFone Holdings, Inc.*                                        415       16,206
                                                                      ----------
                                                                          77,710
INFORMATION TECHNOLOGY SERVICES--1.58%
SI International Inc.*                                          765       21,435

INTERNET SOFTWARE & SERVICES--16.11%
DealerTrack Holdings Inc.*                                    1,505       43,570
Digital River, Inc.*                                            370       20,494
Google Inc. (Class A)*                                           95       42,698
Omniture, Inc.*                                               2,615       40,663
WebEx Communications, Inc.*                                     525       22,801
WebSideStory, Inc.*                                           1,865       23,686
Yahoo! Inc.*                                                    805       24,842
                                                                      ----------
                                                                         218,754
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--7.21%
KLA-Tencor Corp.                                                545       28,198
Tessera Technologies Inc.*                                    1,340       54,163
Trident Microsystems, Inc.*                                     705       15,588
                                                                      ----------
                                                                          97,949
SEMICONDUCTORS--1.62%
Marvell Technology Group Ltd.*                                 1075       22,059

SEMICONDUCTORS CAPITAL EQUIPMENT--2.66%
SiRF Technology Holdings, Inc.*                               1,265       36,166

SOFTWARE--15.91%
Activision, Inc.*                                             1,635       27,337
Adobe Systems Inc.*                                             705       27,671
Electronic Arts Inc.*                                           270       13,613
Microsoft Corp.                                               1,640       46,199
Quality Systems, Inc.                                           940       38,474
Quest Software, Inc.*                                         1,610       26,275
Synchronoss Technologies, Inc.*                               2,025       36,470
                                                                      ----------
                                                                         216,039
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY--74.71%                                   1,014,721
                                                                      ----------
   TOTAL COMMON STOCK--97.25%
      (Cost $1,105,219)                                                1,320,836
                                                                      ----------

MONEY MARKET FUND

                                                             SHARES      VALUE

SM&R Money Market Fund, 4.77% (a)                            37,265   $   37,265
                                                                      ----------
   TOTAL MONEY MARKET FUND--2.74%
      (Cost $37,265)                                                      37,265
                                                                      ----------
   TOTAL INVESTMENTS--99.99%
      (Cost $1,142,484)                                                1,358,101
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.01%                             94
                                                                      ----------
   NET ASSETS--100.00%                                                $1,358,195
                                                                      ==========

*    --Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary   15.07%
Health Care               2.16%
Industrials               5.31%
Information Technology   74.72%
Miscellaneous             2.74%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $1,105,219)   $  1,320,836
Investment in affiliated money market fund (Cost $37,265)                  37,265
                                                                     ------------
   Total investments (Cost $1,142,484)                                  1,358,101
Prepaid expenses                                                           14,642
Receivable for:
   Capital stock sold                                                          20
   Dividends                                                                  164
   Expense reimbursement                                                    2,417
                                                                     ------------
      TOTAL ASSETS                                                      1,375,344
                                                                     ------------
LIABILITIES
Payable to investment adviser for fund expenses                             5,593
Accrued:
   Investment advisory fees                                                 1,457
   Service fees                                                               270
   Distribution fees                                                        1,790
Other liabilities                                                           8,039
                                                                     ------------
      TOTAL LIABILITIES                                                    17,149
                                                                     ------------
      NET ASSETS (applicable to shares outstanding)                  $  1,358,195
                                                                     ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                           $  1,168,844
Accumulated net realized gain (loss) on investments                       (26,266)
Net unrealized appreciation (depreciation) of investments                 215,617
                                                                     ------------
Net Assets                                                           $  1,358,195
                                                                     ============
NET ASSETS:
Class A                                                              $    995,921
---------------------------------------------------------------------------------
Class B                                                              $    362,274
---------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                  $  1,358,195
                                                                     ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                         100,000,000
   Outstanding                                                            265,105
---------------------------------------------------------------------------------
Class B:
   Authorized                                                         100,000,000
   Outstanding                                                             97,112
---------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                    $       3.76
   Offering price per share: (Net assets value of $3.76 / 95%)       $       3.96
---------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                      $       3.73
---------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

INVESTMENT INCOME
Dividends                                                            $      2,069
Interest from affiliated money market fund                                  1,174
                                                                     ------------
      TOTAL INVESTMENT INCOME                                               3,243
                                                                     ------------
EXPENSES
Investment advisory fees                                                    8,981
Service fees                                                                1,663
Professional fees                                                           2,956
Custody and transaction fees                                                3,143
Directors' fees                                                             2,903
Insurance expenses                                                            233
Compliance expenses                                                           105
Qualification fees
   Class A                                                                  1,865
   Class B                                                                  1,209
Shareholder reporting expenses
   Class A                                                                    804
   Class B                                                                    545
Distribution fees
   Class A                                                                  1,711
   Class B                                                                  1,763
                                                                     ------------
      TOTAL EXPENSES                                                       27,881
      LESS EXPENSES REIMBURSED                                            (14,427)
                                                                     ------------
   NET EXPENSES                                                            13,454
                                                                     ------------
INVESTMENT INCOME (LOSS)--NET                                             (10,211)
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                151,856
   Change in unrealized appreciation (depreciation) of investments        115,529
                                                                     ------------
NET GAIN (LOSS) ON INVESTMENTS                                            267,385
                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $    257,174
                                                                     ============

STATEMENT OF CHANGES IN NET ASSETS

                                                       (UNAUDITED)
                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                      FEBRUARY 28,   AUGUST 31,
                                                      ------------   ----------
                                                          2007           2006
                                                      ------------   ----------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                       $  (10,211)   $  (23,613)
   Net realized gain (loss) on investments                151,856       100,512
   Change in unrealized appreciation (depreciation)
      of investments                                      115,529       (66,574)
                                                       ----------    ----------
   Net increase (decrease) in net assets resulting
      from operations                                     257,174        10,325
CAPITAL SHARE TRANSACTIONS--NET
   Class A                                                (63,681)       66,049
   Class B                                                (22,057)      (23,532)
                                                       ----------    ----------
   Total capital share transactions--net                  (85,738)       42,517
                                                       ----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   171,436        52,842
NET ASSETS
   Beginning of period                                  1,186,759     1,133,917
                                                       ----------    ----------
   End of period                                       $1,358,195    $1,186,759
                                                       ==========    ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER TECHNOLOGY FUND

                                                                          CLASS A SHARES
                                             -----------------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                     YEAR ENDED AUGUST 31,
                                             ------------   --------------------------------------------------------
                                                 2007         2006        2005      2004 (1)    2003 (1)    2002 (4)
                                             ------------   --------    --------    --------    --------    --------
Net asset value, beginning of period          $   3.08      $   3.02    $   2.43    $   2.59    $   1.67    $   3.24
Income (loss) from investment operations
   Investment income (loss)--net                 (0.03)        (0.05)      (0.04)      (0.06)      (0.04)      (0.20)
   Net realized and unrealized gain (loss)
      on investments                              0.71          0.11        0.63       (0.10)       0.96       (1.37)
                                              --------      --------    --------    --------    --------    --------
         Total from investment operations         0.68          0.06        0.59       (0.16)       0.92       (1.57)
                                              --------      --------    --------    --------    --------    --------
Net asset value, end of period                $   3.76      $   3.08    $   3.02    $   2.43    $   2.59    $   1.67
                                              ========      ========    ========    ========    ========    ========
Total return (2)                                 22.08%**       1.99%      24.28%      (6.18)%     55.09%     (48.46)%
                                              ========      ========    ========    ========    ========    ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                     $995,921      $870,234    $798,200    $585,844    $449,337    $150,553
Ratio of expenses with reimbursement to
   average net assets (3)                         1.85%*        2.02%       2.10%       2.10%       2.10%       8.51%
Ratio of expenses without reimbursement
   to average net assets                          3.90%*        4.45%       6.29%       6.15%      11.46%      12.19%
Ratio of net investment loss to average
   net assets                                    (1.36)%*      (1.75)%     (1.36)%     (1.97)%     (1.84)%     (8.30)%
Portfolio turnover rate                          76.21%       127.07%     269.32%     215.21%     291.66%     301.01%

                                                                          CLASS B SHARES
                                             -----------------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                     YEAR ENDED AUGUST 31,
                                             ------------   --------------------------------------------------------
                                                 2007         2006        2005      2004 (1)    2003 (1)    2002 (4)
                                             ------------   --------    --------    --------    --------    --------
Net asset value, beginning of period          $   3.06      $   3.03    $   2.46    $   2.64    $   1.68    $   3.25
Income (loss) from investment operations
   Investment income (loss)--net                 (0.04)        (0.08)      (0.06)      (0.08)      (0.05)      (0.19)
   Net realized and unrealized gain (loss)
      on investments                              0.71          0.11        0.63       (0.10)       1.01       (1.38)
                                              --------      --------    --------    --------    --------    --------
         Total from investment operations         0.67          0.03        0.57       (0.18)       0.96       (1.57)
                                              --------      --------    --------    --------    --------    --------
Net asset value, end of period                $   3.73      $   3.06    $   3.03    $   2.46    $   2.64    $   1.68
                                              ========      ========    ========    ========    ========    ========
Total return (2)                                 21.90%**       0.99%      23.17%      (6.82)%     57.14%     (48.31)%
                                              ========      ========    ========    ========    ========    ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                     $362,274      $316,525    $335,717    $275,749    $240,382    $130,975
Ratio of expenses with reimbursement to
   average net assets (3)                         2.50%*        2.67%       2.75%       2.75%       2.75%       9.42%
Ratio of expenses without reimbursement
   to average net assets                          5.00%*        5.99%       8.53%       8.02%      14.16%      14.23%
Ratio of net investment loss to average
   net assets                                    (2.01)%*      (2.40)%     (2.01)%     (2.62)%     (2.48)%     (9.22)%
Portfolio turnover rate                          76.21%       127.07%     269.32%     215.21%     291.66%     301.01%

*    Ratios annualized

**   Returns are not annualized

(1) Per share information has been calculated using the average number of shares outstanding.

(2)  Does not include the effect of sales charge.

(3) SM&R voluntarily agreed to waive or reduce expenses to 1.85% for Class A and 2.50% for Class B until April 30, 2007.

(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2007 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

COMMON STOCK

                                                               SHARES     VALUE

CONSUMER DISCRETIONARY--
BROADCASTING--0.23%
Entravision Communications Corp. (Class A)*                       740   $  6,682

HOTELS, RESTAURANTS & LEISURE--2.01%
Penn National Gaming, Inc. *                                      625     29,144
Royal Caribbean Cruises Ltd.                                      740     29,992
                                                                        --------
                                                                          59,136
INTERNET & CATALOG RETAIL--5.69%
Coldwater Creek Inc.*                                             650     11,960
eBay Inc.*                                                      3,550    113,813
NutriSystem, Inc.*                                                920     41,538
                                                                        --------
                                                                         167,311

LEISURE EQUIPMENT & PRODUCTS--0.23%
Smith & Wesson Holding Corp.*                                     555      6,893

MEDIA--3.02%
DreamWorks Animation SKG, Inc. (Class A)*                       1,245     33,378
Focus Media Holding Ltd. ADR*                                     125     10,012
Regal Entertainment Group (Class A)                             2,125     45,411
                                                                        --------
                                                                          88,801

MULTI-LINE RETAIL--0.16%
Federated Department Stores, Inc.                                 105      4,689

RETAILING--1.85%
CVS Corp.                                                       1,730     54,339

SPECIALTY RETAIL--0.91%
Abercrombie & Fitch Co. (Class A)                                 190     14,852
GameStop Corp. (Class A)*                                         225     11,794
                                                                        --------
                                                                          26,646

TEXTILES & APPAREL--1.29%
Iconix Brand Group, Inc.*                                       1,725     37,829
                                                                        --------
TOTAL CONSUMER DISCRETIONARY--15.39%                                     452,326
                                                                        --------
CONSUMER STAPLES--
HOUSEHOLD PRODUCTS--1.38%
Procter & Gamble Co. (The)                                        640     40,634

TOBACCO--3.40%
Altria Group, Inc.                                              1,185     99,872
                                                                        --------
   TOTAL CONSUMER STAPLES--4.78%                                         140,506
                                                                        --------
ENERGY--
ENERGY & ENERGY SERVICES--1.49%
Diamond Offshore Drilling, Inc.                                   345   $ 26,848
Horizon Offshore, Inc.*                                           825     13,678
JA Solar Holdings Co. Ltd. ADR*                                   175      3,369
                                                                        --------
                                                                          43,895

ENERGY EQUIPMENT & SERVICES--1.79%
Cameron International Corp.*                                      620     35,148
National-Oilwell Varco Inc.*                                      250     17,410
                                                                        --------
                                                                          52,558

OIL & GAS--6.27%
Petrobank Energy and Resources Ltd.*                            2,455     48,931
Valero Energy Corp.                                             2,150    123,947
Warren Resources Inc.*                                          1,020     11,434
                                                                        --------
                                                                         184,312
                                                                        --------
   TOTAL ENERGY--9.55%                                                   280,765
                                                                        --------
FINANCIALS--
CAPITAL MARKETS--1.95%
Bear Stearns Companies (The) Inc.                                 130     19,791
Lazard Ltd. (Class A)                                             730     37,588
                                                                        --------
                                                                          57,379

COMMERCIAL BANKS--0.86%
Bank of America Corp.                                             495     25,181

CONSUMER FINANCE--1.00%
Dollar Financial Corp.*                                         1,150     29,463

DIVERSIFIED FINANCIALS--3.64%
AllianceBernstein Holding LP                                      575     49,335
Chicago Mercantile Exchange Holdings Inc.                          60     32,348
National Financial Partners Corp.                                 550     25,388
                                                                        --------
                                                                         107,071
INSURANCE--0.44%
Hartford Financial Services Group (The), Inc.                     135     12,766
                                                                        --------
   TOTAL FINANCIALS--7.89%                                               231,860
                                                                        --------
HEALTH CARE--
BIOTECHNOLOGY--3.97%
Alexion Pharmaceuticals, Inc.*                                    175      6,454
Amgen Inc.*                                                       405     26,025
Gilead Sciences, Inc.*                                            315     22,541
Neurocrine Biosciences, Inc.*                                     690      8,701
Regeneron Pharmaceuticals, Inc.*                                  685     13,590
United Therapeutics Corp.*                                        700     39,340
                                                                        --------
                                                                         116,651

COMMON STOCK

                                                               SHARES     VALUE

HEALTH CARE EQUIPMENT & SUPPLIES--2.88%
Hologic, Inc.*                                                    370   $ 20,368
Intuitive Surgical, Inc.*                                         265     29,442
Thoratec Corp.*                                                   610     11,987
Ventana Medical Systems, Inc.*                                    570     22,943
                                                                        --------
                                                                          84,740

HEALTH CARE PROVIDERS & SERVICES--4.20%
Cardinal Health, Inc.                                           1,215     85,159
Health Net Inc.*                                                  315     16,843
UnitedHealth Group Inc.                                           410     21,402
                                                                        --------
                                                                         123,404

PHARMACEUTICALS--4.38%
Abbott Laboratories                                               500     27,310
Adams Respiratory Therapeutics, Inc.*                             735     26,695
Salix Pharmaceuticals, Ltd.*                                    1,410     20,036
Schering-Plough Corp.                                             625     14,675
Sepracor Inc.*                                                    760     39,946
                                                                        --------
                                                                         128,662
                                                                        --------
   TOTAL HEALTH CARE--15.43%                                             453,457
                                                                        --------

INDUSTRIALS--
AEROSPACE--0.82%
BE Aerospace, Inc.*                                               800     24,152

AEROSPACE & DEFENSE--2.54%
Armor Holdings, Inc.*                                             705     44,901
Boeing Co. (The)                                                  160     13,963
L-3 Communications Holdings, Inc.                                 180     15,678
                                                                        --------
                                                                          74,542

AIR FREIGHT & LOGISTICS--0.68%
FedEx Corp.                                                       175     19,982

BUSINESS SERVICES--0.57%
Endeavor Acquisition Corp.*                                     1,490     16,703

COMMERCIAL SERVICES & SUPPLIES--1.61%
Net 1 UEPS Technologies, Inc.*                                  1,775     47,499

CONSTRUCTION & ENGINEERING--1.06%
McDermott International, Inc.*                                    645     31,089

INDUSTRIAL CONGLOMERATES--0.25%
Textron Inc.                                                       80      7,383

MACHINERY--0.17%
Terex Corp.*                                                       75      4,938

TRANSPORTATION--0.51%
Burlington Northern Santa Fe Corp.                                190     15,046
                                                                        --------
   TOTAL INDUSTRIALS--8.21%                                              241,334
                                                                        --------

INFORMATION TECHNOLOGY--

COMMUNICATIONS--0.58%
Sprint Nextel Corp.                                               885   $ 17,063

COMMUNICATIONS EQUIPMENT--4.61%
Cisco Systems, Inc.*                                              310      8,041
Corning Inc.*                                                   1,570     32,389
Level 3 Communications, Inc.*                                   4,360     28,645
Nokia Oyj ADR                                                   1,195     26,087
Sonus Networks, Inc.*                                           5,230     40,219
                                                                        --------
                                                                         135,381

COMPUTER RELATED & BUSINESS SERVICES--4.93%
Apple, Inc.*                                                      455     38,498
Autodesk, Inc.*                                                   515     21,192
Hewlett-Packard Co.                                               805     31,701
MEMC Electronic Materials, Inc.*                                1,040     53,633
                                                                        --------
                                                                         145,024

COMPUTER SOFTWARE--1.10%
NAVTEQ Corp.*                                                     275      8,789
Symantec Corp.*                                                 1,015     17,357
TIBCO Software Inc.*                                              675      6,109
                                                                        --------
                                                                          32,255

COMPUTERS & PERIPHERALS--0.50%
Seagate Technology                                                550     14,795

INTERNET SOFTWARE & SERVICES--8.95%
DealerTrack Holdings Inc.*                                      1,472     42,614
Digital River, Inc.*                                              590     32,680
Google Inc. (Class A)*                                            300    134,835
SINA Corp.*                                                       805     27,797
Yahoo! Inc.*                                                      815     25,151
                                                                        --------
                                                                         263,077

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--8.38%
Atheros Communications*                                           345      8,718
ON Semiconductor Corp.*                                        12,640    124,125
Rambus Inc.*                                                    2,105     41,932
Tessera Technologies Inc.*                                        610     24,656
Trident Microsystems, Inc.*                                     2,125     46,984
                                                                        --------
                                                                         246,415

SEMICONDUCTORS--0.52%
Texas Instruments Inc.                                            495     15,325

SOFTWARE--3.23%
Adobe Systems Inc.*                                               640     25,120
Microsoft Corp.                                                 1,230     34,649
Take-Two Interactive Software, Inc.*                            1,970     35,066
                                                                        --------
                                                                          94,835
                                                                        --------
TOTAL INFORMATION TECHNOLOGY--32.80%                                     964,170
                                                                        --------

COMMON STOCK

                                                               SHARES     VALUE

MATERIALS--
METALS--0.82%
SXR Uranium One, Inc.*                                        1,670   $   24,126

METALS & MINING--1.83%
Breakwater Resources, Ltd.*                                  12,160       21,645
Cameco Corp.                                                    320       11,827
Yamaha Gold Inc.                                              1,375       20,144
                                                                      ----------
                                                                          53,616
                                                                      ----------
   TOTAL MATERIALS--2.65%                                                 77,742
                                                                      ----------
TELECOMMUNICATION SERVICES--
WIRELESS TELECOMMUNICATION SERVICES--2.10%
America Movil S.A. de C.V. (Series L) ADR                       670       29,346
American Tower Corp. (Class A)*                                 343       13,288
NII Holdings Inc.*                                              270       19,127
                                                                      ----------
                                                                          61,761
                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES--2.10%                                   61,761
                                                                      ----------

UTILITIES--
MULTI-UTILITIES & UNREGULATED POWER--0.01%
Dynegy Inc. (Class A)*                                           23          189
                                                                      ----------
   TOTAL UTILITIES--0.01%                                                    189
                                                                      ----------
   TOTAL COMMON STOCK--98.81%
      (Cost $2,791,733)                                                2,904,110
                                                                      ----------

MONEY MARKET FUND
SM&R Money Market Fund, 4.77% (a)                            19,045       19,045
                                                                      ----------
   TOTAL MONEY MARKET FUND--0.65%
      (Cost $19,045)                                                      19,045
                                                                      ----------
   TOTAL INVESTMENTS--99.46%
      (Cost $2,810,778)                                                2,923,155
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.54%                         15,988
                                                                      ----------
   NET ASSETS--100.00%                                                $2,939,143
                                                                      ==========

*    --Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

                               SECTOR WEIGHTINGS
                                       BY
                               TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        15.47%
Consumer Staples               4.81%
Energy                         9.61%
Financials                     7.93%
Health Care                   15.51%
Industrials                    8.26%
Information Technology        32.98%
Materials                      2.66%
Miscellaneous                  0.65%
Telecommunication Services     2.11%
Utilities                      0.01%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $2,791,733)   $  2,904,110
Investment in affiliated money market fund (Cost $19,045)                  19,045
                                                                     ------------
   Total investments (Cost $2,810,778)                                  2,923,155
Prepaid expenses                                                           14,392
Receivable for:
   Investment securities sold                                              14,921
   Capital stock sold                                                         100
   Dividends                                                                2,367
   Expense reimbursement                                                    7,010
                                                                     ------------
   TOTAL ASSETS                                                         2,961,945
                                                                     ------------
LIABILITIES
Payable to investment adviser for fund expenses                             6,271
Accrued:
   Investment advisory fees                                                 2,474
   Service fees                                                               589
   Distribution fees                                                        4,167
Other liabilities                                                           9,301
                                                                     ------------
   TOTAL LIABILITIES                                                       22,802
                                                                     ------------
   NET ASSETS (applicable to shares outstanding)                     $  2,939,143
                                                                     ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                           $  2,447,239
Accumulated net realized gain (loss) on investments                       379,527
Net unrealized appreciation (depreciation) of investments                 112,377
                                                                     ------------
Net Assets                                                           $  2,939,143
                                                                     ============
NET ASSETS:

Class A                                                              $  1,947,762
---------------------------------------------------------------------------------
Class B                                                              $    991,381
---------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                  $  2,939,143
                                                                     ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                         100,000,000
   Outstanding                                                            279,672
---------------------------------------------------------------------------------
Class B:
   Authorized                                                         100,000,000
   Outstanding                                                            149,638
---------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                    $       6.96
   Offering price per share: (Net assets value of $6.96 / 95%)       $       7.33
---------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                      $       6.63
---------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $9)                          $  9,259
Interest from affiliated money market fund                                  925
                                                                       --------
      TOTAL INVESTMENT INCOME                                            10,184
                                                                       --------
EXPENSES
Investment advisory fees                                                 15,128
Service fees                                                              3,602
Professional fees                                                         2,956
Custody and transaction fees                                             19,723
Directors' fees                                                           2,903
Insurance expenses                                                          510
Compliance expenses                                                         196
Qualification fees
   Class A                                                                2,476
   Class B                                                                1,683
Shareholder reporting expenses
   Class A                                                                1,408
   Class B                                                                  829
Distribution fees
   Class A                                                                3,401
   Class B                                                                4,690
                                                                       --------
      TOTAL EXPENSES                                                     59,505
      LESS EXPENSES REIMBURSED                                          (33,385)
                                                                       --------
      NET EXPENSES                                                       26,120
                                                                       --------
INVESTMENT INCOME (LOSS)--NET                                           (15,936)
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                              492,726
   Change in unrealized appreciation (depreciation) of investments      (63,770)
                                                                       --------
NET GAIN (LOSS) ON INVESTMENTS                                          428,956
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $413,020
                                                                       ========

STATEMENT OF CHANGES IN NET ASSETS

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED   YEAR ENDED
                                                                       FEBRUARY 28,     AUGUST 31,
                                                                     ----------------   ----------
                                                                           2007            2006
                                                                     ----------------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                        $  (15,936)     $  (27,106)
   Net realized gain (loss) on investments                                 492,726         378,625
   Change in unrealized appreciation (depreciation) of investments         (63,770)        (69,943)
                                                                        ----------      ----------
   Net increase (decrease) in net assets resulting from operations         413,020         281,576
                                                                        ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Capital gains
      Class A                                                             (253,767)              0
      Class B                                                             (127,269)              0
                                                                        ----------      ----------
      Total distributions to shareholders                                 (381,036)              0
                                                                        ----------      ----------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                               74,431         252,756
      Class B                                                              115,557          84,851
                                                                        ----------      ----------
      Total capital share transactions--net                                189,988         337,607
                                                                        ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    221,972         619,183
NET ASSETS
   Beginning of period                                                   2,717,171       2,097,988
                                                                        ----------      ----------
   End of period                                                        $2,939,143      $2,717,171
                                                                        ==========      ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                            CLASS A SHARES
                                            ------------------------------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                            FEBRUARY 28,                        YEAR ENDED AUGUST 31,
                                            ------------   ---------------------------------------------------------------
                                                2007           2006         2005         2004 (1)     2003 (1)    2002 (4)
                                            ------------   -----------   ----------    -----------   ---------   ---------
Net asset value, beginning of period        $     6.90     $     6.07    $     4.81    $     4.96    $   4.24    $   5.91
Income (loss) from investment operations
   Investment income (loss)--net                 (0.03)         (0.05)        (0.04)        (0.08)      (0.06)      (0.17)
   Net realized and unrealized gain
      (loss) on investments                       1.06           0.88          1.30         (0.07)       0.78       (1.50)
                                            ----------     ----------    ----------    ----------    --------    --------
         Total from investment operations         1.03           0.83          1.26         (0.15)       0.72       (1.67)
Less distributions
   Capital gains                                 (0.97)            --            --            --          --          --
                                            ----------     ----------    ----------    ----------    --------    --------
         Total distributions                     (0.97)            --            --            --          --          --
                                            ----------     ----------    ----------    ----------    --------    --------
Net asset value, end of period              $     6.96     $     6.90    $     6.07    $     4.81    $   4.96    $   4.24
                                            ==========     ==========    ==========    ==========    ========    ========
Total return (2)                                 15.97%**       13.67%        26.20%        (3.02)%     16.98%     (28.26)%
                                            ==========     ==========    ==========    ==========    ========    ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                   $1,947,762     $1,845,307    $1,402,928    $1,034,437    $994,871    $666,982
Ratio of expenses with reimbursement to
   average net assets (3)                         1.60%*         1.76%         1.85%         1.85%       1.85%       4.48%
Ratio of expenses without reimbursement
   to average net assets                          3.87%*         4.02%         4.43%         4.17%       5.52%       6.01%
Ratio of net investment loss to average
   net assets                                    (0.89)%*       (0.90)%       (0.68)%       (1.43)%     (1.27)%     (3.99)%
Portfolio turnover rate                         138.02%        200.29%       167.62%       159.89%     179.56%     177.62%

                                                                         CLASS B SHARES
                                            -----------------------------------------------------------------------
                                            (UNAUDITED)
                                            SIX MONTHS
                                               ENDED
                                            FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                            ------------   --------------------------------------------------------
                                                2007         2006        2005      2004 (1)    2003 (1)    2002 (4)
                                            ------------   --------    --------    --------    --------    --------
Net asset value, beginning of period         $   6.62      $   5.87    $   4.69    $   4.87    $   4.19    $   5.89
Income (loss) from investment operations
   Investment income (loss)--net                (0.05)        (0.09)      (0.07)      (0.11)      (0.08)      (0.21)
   Net realized and unrealized gain
      (loss) on investments                      1.03          0.84        1.25       (0.07)       0.76       (1.49)
                                             --------      --------    --------    --------    --------    --------
         Total from investment operations        0.98          0.75        1.18       (0.18)       0.68       (1.70)
Less distributions
   Capital gains                                (0.97)           --          --          --          --          --
                                             --------      --------    --------    --------    --------    --------
         Total distributions                    (0.97)           --          --          --          --          --
                                             --------      --------    --------    --------    --------    --------
Net asset value, end of period               $   6.63      $   6.62    $   5.87    $   4.69    $   4.87    $   4.19
                                             ========      ========    ========    ========    ========    ========
         Total Return (2)                       15.72%**      12.78%      25.16%      (3.70)%     16.23%     (28.86)%
                                             ========      ========    ========    ========    ========    ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                    $991,381      $871,864    $695,060    $513,817    $442,489    $328,254
Ratio of expenses with reimbursement to
   average net assets (3)                        2.25%*        2.41%       2.50%       2.50%       2.50%       5.56%
Ratio of expenses without reimbursement
   to average net assets                         4.66%*        4.95%       5.75%       5.52%       7.36%       7.78%
Ratio of net investment loss to average
   net assets                                   (1.54)%*      (1.55)%     (1.33)%     (2.09)%     (1.91)%     (5.08)%
Portfolio turnover rate                        138.02%       200.29%     167.62%     159.89%     179.56%     177.62%

*    Ratios annualized

**   Returns are not annualized

(1) Per share information has been calculated using the average number of shares outstanding.

(2)  Does not include the effect of sales charge.

(3) SM&R voluntarily agreed to waive or reduce expenses to 1.60% for Class A and 2.25% for Class B until April 30, 2007.

(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2007 (Unaudited)

SM&R ALGER SMALL-CAP FUND

COMMON STOCK

                                                             SHARES     VALUE

CONSUMER DISCRETIONARY--
APPAREL--0.86%
bebe stores, inc                                              1,785   $ 32,808

AUTO COMPONENTS--1.43%
LKQ Corp.*                                                    1,161     25,217
Tenneco Inc.*                                                 1,220     29,646
                                                                      --------
                                                                        54,863

HOTELS, RESTAURANTS & LEISURE--1.10%
McCormick & Schmick's Seafood Restaurants, Inc.*              1,675     42,160

INTERNET & CATALOG RETAIL--2.13%
Coldwater Creek Inc.*                                         1,660     30,544
Priceline.com Inc.*                                             970     50,838
                                                                      --------
                                                                        81,382

LEISURE & ENTERTAINMENT--1.00%
WMS Industries Inc.*                                          1,025     38,366

LEISURE EQUIPMENT & SERVICES--1.04%
LIFE TIME FITNESS, Inc.*                                        835     39,913

MEDIA--2.14%
NeuStar, Inc. (Class A)*                                      1,380     44,160
World Wresting Entertainment, Inc.                            2,380     37,889
                                                                      --------
                                                                        82,049

RETAILING--1.25%
Phillips-Van Heusen Corp.                                       870     47,711

SPECIALTY RETAIL--1.82%
Aeropostale, Inc.*                                            1,065     39,021
DSW, Inc. (Class A)*                                            760     30,438
                                                                      --------
                                                                        69,459

TEXTILES, APPAREL & LUXURY GOODS--2.50%
Deckers Outdoor Corp.*                                          715     46,618
Iconix Brand Group, Inc.*                                     2,235     49,013
                                                                      --------
                                                                        95,631
                                                                      --------
   TOTAL CONSUMER DISCRETIONARY--15.27%                                584,342
                                                                      --------
CONSUMER STAPLES--
FOOD PRODUCTS--1.12%
Hain Celestial Group (The) Inc.*                              1,485     43,080
                                                                      --------
   TOTAL CONSUMER STAPLES--1.12%                                        43,080
                                                                      --------
ENERGY--
BUILDING & CONSTRUCTION--0.93%
North American Energy Partners Inc.*                          1,870     35,773

ENERGY & ENERGY SERVICES--2.09%
Dril-Quip, Inc.*                                              1,060   $ 40,895
Horizon Offshore, Inc.*                                       2,350     38,963
                                                                      --------
                                                                        79,858

OIL & GAS--3.26%
Carrizo Oil & Gas, Inc.*                                        855     26,317
Mariner Energy Inc.*                                          1,695     31,357
Petrobank Energy & Resources Ltd.*                            2,070     41,257
Warren Resources Inc.*                                        2,285     25,615
                                                                      --------
                                                                       124,546
                                                                      --------
   TOTAL ENERGY--6.28%                                                 240,177
                                                                      --------
FINANCIALS--
CAPITAL MARKETS--2.28%
Cohen & Steers, Inc.                                            975     40,784
Greenhill & Co., Inc.                                           690     46,492
                                                                      --------
                                                                        87,276

COMMERCIAL BANKS--4.07%
Boston Private Financial Holdings, Inc.                       1,545     44,573
First Midwest Bancorp, Inc.                                   1,035     38,937
Signature Bank*                                               1,240     38,093
Wintrust Financial Corp.                                        745     34,151
                                                                      --------
                                                                       155,754

FINANCIAL SERVICES--1.95%
GFI Group Inc.*                                                 585     36,042
WNS Holdings Ltd. ADR*                                        1,195     38,443
                                                                      --------
                                                                        74,485

INSURANCE--0.85%
First Mercury Financial Corp.*                                1,445     32,643

REAL ESTATE MANAGEMENT--0.62%
HFF Inc. (Class A)*                                           1,270     23,749
                                                                      --------
   TOTAL FINANCIALS--9.77%                                             373,907
                                                                      --------
HEALTH CARE--
BIOTECHNOLOGY--6.66%
Arena Pharmaceuticals, Inc.*                                  1,465     18,532
Illumina, Inc.*                                               1,015     34,094
Indevus Pharmaceuticals, Inc.*                                3,460     23,943
InterMune, Inc.*                                                890     26,985
Neurocrine Biosciences, Inc.*                                 1,450     18,284
Omrix Biopharmaceuticals*                                       605     21,659
Onyx Pharmaceuticals, Inc.*                                   1,075     28,219
Pharmion Corp.*                                                 700     18,326
Regeneron Pharmaceuticals, Inc.*                              1,245     24,701
United Therapeutics Corp.*                                      715     40,183
                                                                      --------
                                                                       254,926

COMMON STOCK

                                                             SHARES      VALUE

HEALTH CARE EQUIPMENT & SUPPLIES--3.17%
Hologic, Inc.*                                                  855   $   47,068
Thoratec Corp.*                                               1,773       34,839
Ventana Medical Systems, Inc.*                                  975       39,244
                                                                      ----------
                                                                         121,151

HEALTH CARE PROVIDERS & SERVICES--5.81%
Centene Corp.*                                                1,575       37,989
Gentiva Health Services, Inc.*                                1,950       38,493
PAREXEL International Corp.*                                  1,507       51,253
Psychiatric Solutions, Inc.*                                  1,280       51,149
Sierra Health Services, Inc.*                                 1,165       43,291
                                                                      ----------
                                                                         222,175

MEDICAL DEVICES--1.07%
Dexcom Inc.*                                                  1,920       15,533
Hansen Medical, Inc.*                                         1,520       25,414
                                                                      ----------
                                                                          40,947

MEDICAL TECHNOLOGY--1.03%
Allscripts Healthcare Solutions, Inc.*                        1,450       39,266

PHARMACEUTICALS--2.18%
Adams Respiratory Therapeutics, Inc.*                           935       33,959
POZEN Inc.*                                                   2,230       35,078
Vanda Pharmaceuticals Inc.*                                     605       14,556
                                                                      ----------
                                                                          83,593
                                                                      ----------
   TOTAL HEALTH CARE--19.92%                                             762,058
                                                                      ----------
INDUSTRIALS--
AEROSPACE--1.36%
BE Aerospace, Inc.*                                           1,730       52,229

AEROSPACE & DEFENSE--1.01%
Esterline Technologies Corp.*                                   940       38,465

AIRLINES--0.71%
AirTran Holdings, Inc.*                                       2,610       27,196

BUSINESS SERVICES--1.31%
TeleTech Holdings, Inc.*                                      1,590       50,053

COMMERCIAL SERVICES & SUPPLIES--2.52%
American Reprographics Co.*                                   1,335       44,202
FTI Consulting, Inc.*                                         1,560       52,369
                                                                      ----------
                                                                          96,571

CONSTRUCTION & ENGINEERING--2.29%
URS Corp.*                                                    1,075       44,688
Williams Scotsman International Inc.*                         2,110       42,960
                                                                      ----------
                                                                          87,648

ELECTRICAL EQUIPMENT--1.22%
ITC Holdings Corp.                                            1,065   $   46,764

MACHINERY--4.57%
Actuant Corp. (Class A)                                         805       42,021
Bucyrus International, Inc. (Class A)                           820       41,779
Gardner Denver Inc.*                                          1,200       40,644
RBC Bearings Inc.*                                            1,540       50,250
                                                                      ----------
                                                                         174,694

MANUFACTURING--1.01%
Silgan Holdings Inc.                                            785       38,630
                                                                      ----------
   TOTAL INDUSTRIALS--16.00%                                             612,250
                                                                      ----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS--1.11%
Dobson Communications Corp.*                                  3,770       42,491

COMMUNICATIONS EQUIPMENT--3.40%
NICE Systems Ltd.*                                            1,340       45,868
Polycom, Inc.*                                                1,365       43,543
Sonus Networks, Inc.*                                         5,310       40,834
                                                                      ----------
                                                                         130,245

COMPUTER SOFTWARE--2.27%
TIBCO Software Inc.*                                          4,880       44,164
VeriFone Holdings, Inc.*                                      1,090       42,565
                                                                      ----------
                                                                          86,729

INFORMATION TECHNOLOGY SERVICES--0.90%
SI International Inc.*                                        1,230       34,465

INTERNET SOFTWARE & SERVICES--7.71%
24/7 Real Media, Inc.*                                        4,835       46,609
Acme Packet, Inc.*                                            1,460       24,251
DealerTrack Holdings Inc.*                                    1,765       51,097
Digital River, Inc.*                                            700       38,773
Internap Network Services Corp.*                              2,317       43,606
Omniture, Inc.*                                               1,620       25,191
WebEx Communications, Inc.*                                     885       38,436
Wright Express Corp.*                                           945       26,914
                                                                      ----------
                                                                         294,877

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--4.82%
Applied Micro Circuits Corp.*                                 8,655       33,495
Atheros Communications*                                       1,535       38,789
FormFactor Inc.*                                                725       30,994
ON Semiconductor Corp.*                                       3,555       34,910
Tessera Technologies Inc.*                                    1,140       46,079
                                                                      ----------
                                                                         184,267

COMMON STOCK

                                                             SHARES      VALUE

SEMICONDUCTORS--2.53%
ATMI, Inc.*                                                     915   $   30,415
Cirrus Logic, Inc.*                                           4,275       37,064
Cymer, Inc.*                                                    710       29,508
                                                                      ----------
                                                                          96,987

SEMICONDUCTORS CAPITAL EQUIPMENT--0.70%
SiRF Technology Holdings, Inc.*                                 930       26,589

SOFTWARE--1.17%
Synchronoss Technologies, Inc.*                               2,490       44,845
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY--24.61%                                  941,495
                                                                      ----------
MATERIALS--
CHEMICALS--0.79%
Zoltek Companies, Inc.*                                       1,020       30,151

METALS--1.01%
SXR Uranium One, Inc.*                                        2,685       38,790

METALS & MINING--1.66%
Breakwater Resources, Ltd.*                                  19,240       34,247
Hecla Mining Co.*                                             3,775       29,067
                                                                      ----------
                                                                          63,314
                                                                      ----------
   TOTAL MATERIALS--3.46%                                                132,255
                                                                      ----------
TELECOMMUNICATION SERVICES--
WIRELESS TELECOMMUNICATION SERVICES--1.09%
SBA Communications Corp. (Class A)*                          41,830       41,830
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES--1.09%                                41,830
                                                                      ----------
   TOTAL COMMON STOCK--97.52%
      (Cost $3,088,116)                                                3,731,394
                                                                      ----------
MONEY MARKET FUND
SM&R Money Market Fund, 4.77% (a)                           100,631       72,916
                                                                      ----------
   TOTAL MONEY MARKET FUND--1.91%
      (Cost $72,916)                                                      72,916
                                                                      ----------
   TOTAL INVESTMENTS--99.43%
      (Cost $3,161,032)                                                3,804,310
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.57%                         21,898
                                                                      ----------
   NET ASSETS--100.00%                                                $3,826,208
                                                                      ==========

*    --Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary       15.36%
Consumer Staples              1.13%
Energy                        6.31%
Financials                    9.83%
Health Care                  20.03%
Industrials                  16.09%
Information Technology       24.75%
Materials                     3.48%
Miscellaneous                 1.92%
Telecommunication Services    1.10%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R ALGER SMALL-CAP FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $3,088,116)   $  3,731,394
Investment in affiliated money market fund (Cost $72,916)                  72,916
                                                                     ------------
   Total investments (Cost $3,161,032)                                  3,804,310
Prepaid expenses                                                           13,874
Receivable for:
   Investment securities sold                                              27,381
   Dividends                                                                  334
   Expense reimbursement                                                    4,109
                                                                     ------------
      TOTAL ASSETS                                                      3,850,008
                                                                     ------------
LIABILITIES
Payable to investment adviser for fund expenses                             6,379
Accrued:
   Investment advisory fees                                                 3,022
   Service fees                                                               755
   Distribution fees                                                        4,785
Other liabilities                                                           8,859
                                                                     ------------
      TOTAL LIABILITIES                                                    23,800
                                                                     ------------
      NET ASSETS (applicable to shares outstanding)                  $  3,826,208
                                                                     ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                           $  2,959,442
Accumulated net realized gain (loss) on investments                       223,488
Net unrealized appreciation (depreciation) of investments                 643,278
                                                                     ------------
Net Assets                                                           $  3,826,208
                                                                     ============
NET ASSETS:
Class A                                                              $  2,911,074
---------------------------------------------------------------------------------
Class B                                                              $    915,134
---------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                  $  3,826,208
                                                                     ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                         100,000,000
   Outstanding                                                            356,916
---------------------------------------------------------------------------------
Class B:
   Authorized                                                         100,000,000
   Outstanding                                                            115,124
---------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                    $       8.16
   Offering price per share: (Net assets value of $8.16 / 95%)       $       8.59
---------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                      $       7.95
---------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)

SM&R ALGER SMALL-CAP FUND

INVESTMENT INCOME
Dividends                                                              $  3,200
Interest from affiliated money market fund                                2,833
                                                                       --------
      TOTAL INVESTMENT INCOME                                             6,033
                                                                       --------
EXPENSES
Investment advisory fees                                                 18,411
Service fees                                                              4,603
Professional fees                                                         2,956
Custody and transaction fees                                             13,128
Directors' fees                                                           2,903
Insurance expenses                                                          644
Compliance expenses                                                         197
Qualification fees
   Class A                                                                1,667
   Class B                                                                1,166
Shareholder reporting expenses
   Class A                                                                1,235
   Class B                                                                  724
Distribution fees
   Class A                                                                4,900
   Class B                                                                4,410
                                                                       --------
      TOTAL EXPENSES                                                     56,944
      LESS EXPENSES REIMBURSED                                          (23,666)
                                                                       --------
      NET EXPENSES                                                       33,278
                                                                       --------
INVESTMENT INCOME (LOSS)--NET                                           (27,245)
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                              263,488
   Change in unrealized appreciation (depreciation) of investments      292,117
                                                                       --------
NET GAIN (LOSS) ON INVESTMENTS                                          555,605
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $528,360
                                                                       ========

STATEMENT OF CHANGES IN NET ASSETS

                                                                        (UNAUDITED)        YEAR
                                                                     SIX MONTHS ENDED     ENDED
                                                                       FEBRUARY 28,     AUGUST 31,
                                                                     ----------------   ----------
                                                                          2007             2006
                                                                     ----------------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                        $  (27,245)     $  (40,604)
   Net realized gain (loss) on investments                                 263,488         208,778
   Change in unrealized appreciation (depreciation) of investments         292,117          37,298
                                                                        ----------      ----------
   Net increase (decrease) in net assets resulting from operations         528,360         205,472
                                                                        ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Capital gains
      Class A                                                             (116,047)       (175,041)
      Class B                                                              (37,202)        (80,011)
                                                                        ----------      ----------
      Total distributions to shareholders                                 (153,249)       (255,052)
                                                                        ----------      ----------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                              137,595       1,130,748
      Class B                                                               11,051         222,922
                                                                        ----------      ----------
      Total capital share transactions--net                                148,646       1,353,670
                                                                        ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    523,757       1,304,090
NET ASSETS
   Beginning of period                                                   3,302,451       1,998,361
                                                                        ----------      ----------
   End of period                                                        $3,826,208      $3,302,451
                                                                        ==========      ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER SMALL-CAP FUND

                                                                           CLASS A SHARES
                                             ---------------------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                      YEAR ENDED AUGUST 31,
                                             ------------   ------------------------------------------------------------
                                                 2007          2006          2005       2004 (1)    2003 (1)    2002 (4)
                                             ------------   ----------    ----------    --------    --------    --------
Net asset value, beginning of period         $     7.35     $     7.44    $     5.73    $   5.46    $   4.33    $   5.54
Income (loss) from investment operations
   Investment income (loss)--net                  (0.05)         (0.08)        (0.10)      (0.10)      (0.07)      (0.32)
   Net realized and unrealized gain
      (loss) on investments                        1.19           0.87          1.96        0.37        1.20       (0.89)
                                             ----------     ----------    ----------    --------    --------    --------
         Total from investment operations          1.14           0.79          1.86        0.27        1.13       (1.21)
Less distributions
   Capital gains                                  (0.33)         (0.88)        (0.15)         --          --          --
                                             ----------     ----------    ----------    --------    --------    --------
         Total distributions                      (0.33)         (0.88)        (0.15)         --          --          --
                                             ----------     ----------    ----------    --------    --------    --------
Net asset value, end of period               $     8.16     $     7.35    $     7.44    $   5.73    $   5.46    $   4.33
                                             ==========     ==========    ==========    ========    ========    ========
Total return (2)                                  15.59%**       11.24%        32.64%       4.94%      26.10%     (21.84)%
                                             ==========     ==========    ==========    ========    ========    ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                    $2,911,074     $2,485,024    $1,388,538    $978,028    $789,625    $436,796
Ratio of expenses with reimbursement to
   average net assets (3)                          1.65%*         1.79%         1.90%       1.90%       1.90%       6.60%
Ratio of expenses without reimbursement to
   average net assets                              2.88%*         3.42%         4.55%       4.65%       6.89%       9.68%
Ratio of net investment loss to average
   net assets                                     (1.32)%*       (1.31)%       (1.49)%     (1.70)%     (1.64)%     (6.33)%
Portfolio turnover rate                           50.20%         83.78%       126.84%     143.21%     131.48%     176.50%

                                                                          CLASS B SHARES
                                             -----------------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                     YEAR ENDED AUGUST 31,
                                             ------------   --------------------------------------------------------
                                                 2007         2006        2005      2004 (1)    2003 (1)    2002 (4)
                                             ------------   --------    --------    --------    --------    --------
Net asset value beginning of period           $   7.19      $   7.34    $   5.69    $   5.47    $   4.32    $   5.65
Income (loss) from investment operations
   Investment income (loss)--net                 (0.08)        (0.13)      (0.14)      (0.14)      (0.10)      (0.41)
   Net realized and unrealized gain (loss)
      on investments                              1.17          0.86        1.94        0.36        1.25       (0.92)
                                              --------      --------    --------    --------    --------    --------
         Total from investment operations         1.09          0.73        1.80        0.22        1.15       (1.33)
Less distributions
   Capital gains                                 (0.33)        (0.88)      (0.15)         --          --          --
                                              --------      --------    --------    --------    --------    --------
         Total distributions                     (0.33)        (0.88)      (0.15)         --          --          --
                                              --------      --------    --------    --------    --------    --------
Net asset value, end of period                $   7.95      $   7.19    $   7.34    $   5.69    $   5.47    $   4.32
                                              ========      ========    ========    ========    ========    ========
Total return (2)                                 15.24%**      10.51%      31.80%       4.02%      26.62%     (23.54)%
                                              ========      ========    ========    ========    ========    ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                     $915,134      $817,427    $609,823    $453,751    $372,330    $206,871
Ratio of expenses with reimbursement to
   average net assets (3)                         2.30%*        2.46%       2.55%       2.55%       2.55%       8.05%
Ratio of expenses without reimbursement to
   average net assets                             3.75%*        4.58%       6.06%       6.11%       9.05%      11.65%
Ratio of net investment loss to average
   net assets                                    (1.97)%*      (1.97)%     (2.14)%     (2.35)%     (2.29)%     (7.77)%
Portfolio turnover rate                          50.20%        83.78%     126.84%     143.21%     131.48%     176.50%

*    Ratios annualized

**   Returns are not annualized

(1) Per share information has been calculated using the average number of shares outstanding.

(2)  Does not include the effect of sales charge.

(3) SM&R voluntarily agreed to waive or reduce expenses to 1.65% for Class A and 2.30% for Class B until April 30, 2007.

(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2007 (Unaudited)

SM&R ALGER GROWTH FUND

COMMON STOCK

                                                               SHARES     VALUE

CONSUMER DISCRETIONARY--
CASINOS & RESORTS--0.80%
Melco PBL Entertainment Ltd ADR*                                1,465   $ 24,319

HOTELS, RESTAURANTS & LEISURE--4.03%
Penn National Gaming, Inc.*                                       515     24,015
Royal Caribbean Cruises Ltd.                                    1,120     45,394
Starbucks Corp.*                                                1,725     53,303
                                                                        --------
                                                                         122,712

HOUSEHOLD DURABLES--1.04%
Harman International Industries, Inc.                             320     31,731

INTERNET & CATALOG RETAIL--3.01%
eBay Inc.*                                                      2,860     91,692

LEISURE & ENTERTAINMENT--1.46%
International Game Technology                                   1,080     44,550

MEDIA--1.78%
News Corp. (Class A)                                            1,005     22,643
XM Satellite Radio Holdings Inc. (Class A)*                     2,185     31,377
                                                                        --------
                                                                          54,020

MULTI-LINE RETAIL--1.60%
Federated Department Stores, Inc.                               1,090     48,679

RESTAURANTS & LODGING--0.74%
Hilton Hotels Corp.                                               640     22,592

RETAILING--0.99%
GAP, Inc. (The)                                                 1,575     30,224

SPECIALTY RETAIL--1.25%
Best Buy Co., Inc.                                                475     22,073
Chico's FAS, Inc.*                                                715     16,037
                                                                        --------
                                                                          38,110
                                                                        --------
   TOTAL CONSUMER DISCRETIONARY--16.70%                                  508,629
                                                                        --------
CONSUMER STAPLES--
BEVERAGES--1.50%
PepsiCo, Inc.                                                     725     45,784

FOOD & STAPLES RETAILING--3.06%
Walgreen Co.                                                     1340     59,911
Whole Foods Market, Inc.                                          700     33,439
                                                                        --------
                                                                          93,350

HOUSEHOLD PRODUCTS--2.23%
Procter & Gamble Co. (The)                                      1,070     67,934

TOBACCO--2.08%
Altria Group, Inc.                                                750   $ 63,210
                                                                        --------
   TOTAL CONSUMER STAPLES--8.87%                                         270,278
                                                                        --------
ENERGY--
ENERGY & ENERGY SERVICES--0.75%
Schlumberger Ltd.                                                 365     22,922

ENERGY EQUIPMENT & SERVICES--3.86%
Cameron International Corp.*                                      760     43,084
National-Oilwell Varco Inc.*                                      825     57,453
Transocean Inc.*                                                  220     16,870
                                                                        --------
                                                                         117,407

OIL & GAS--1.96%
EOG Resources, Inc.                                               460     31,160
Valero Energy Corp.                                               495     28,537
                                                                        --------
                                                                          59,697
                                                                        --------
   TOTAL ENERGY--6.57%                                                   200,026
                                                                        --------
FINANCIALS--
CAPITAL MARKETS--1.03%
Bear Stearns Companies (The), Inc.                                205     31,209

DIVERSIFIED FINANCIALS--3.36%
AllianceBernstein Holding LP                                      265     22,737
Chicago Mercantile Exchange Holdings Inc.                          60     32,348
Goldman Sachs Group (The), Inc.                                   235     47,376
                                                                        --------
                                                                         102,461

FINANCE--0.97%
IntercontinentalExchange Inc.*                                    195     29,416

FINANCIAL SERVICES--1.50%
UBS AG                                                            775     45,756

INSURANCE--2.04%
American International Group, Inc.                                460     30,866
Hartford Financial Services Group (The), Inc.                     525     31,205
                                                                        --------
                                                                          62,071

REAL ESTATE MANAGEMENT--1.23%
Jones Lang LaSalle Inc.                                           355     37,577
                                                                        --------
   TOTAL FINANCIALS--10.13%                                              308,490
                                                                        --------

HEALTH CARE--
BIOTECHNOLOGY--1.51%
Amgen Inc.*                                                       715     45,946

COMMON STOCK

                                                               SHARES     VALUE

HEALTH CARE EQUIPMENT & SUPPLIES--0.73%
Baxter International Inc.                                         445   $ 22,254

HEALTH CARE PROVIDERS & SERVICES--6.20%
Brookdale Senior Living Inc.                                      545     25,730
Cardinal Health, Inc.                                             335     23,480
Health Net Inc.*                                                1,170     62,560
Quest Diagnostics Inc.                                            900     45,918
UnitedHealth Group Inc.                                           600     31,320
                                                                        --------
                                                                         189,008

PHARMACEUTICALS--1.79%
Sepracor Inc.*                                                    550     28,908
Wyeth                                                             525     25,683
                                                                        --------
                                                                          54,591
                                                                        --------
   TOTAL HEALTH CARE--10.23%                                             311,799
                                                                        --------
INDUSTRIALS--
AEROSPACE & DEFENSE--4.00%
Boeing Co. (The)                                                  485     42,326
General Dynamics Corp.                                            600     45,876
L-3 Communications Holdings, Inc.                                 385     33,533
                                                                        --------
                                                                         121,735

AIR FREIGHT & LOGISTICS--0.99%
FedEx Corp.                                                       265     30,258

COMMERCIAL SERVICES & SUPPLIES--0.54%
Apollo Group, Inc. (Class A)*                                     350     16,552

CONGLOMERATE--2.17%
ITT Corp.                                                       1,115     66,030

INDUSTRIAL CONGLOMERATES--3.04%
3M Co.                                                            630     46,670
General Electric Co.                                            1,320     46,094
                                                                        --------
                                                                          92,764

MACHINERY--1.29%
Caterpillar Inc.                                                  360     23,191
Joy Global Inc.                                                   360     15,962
                                                                        --------
                                                                          39,153

TRANSPORTATION--0.56%
UAL Corp.*                                                        425     16,996
                                                                        --------
   TOTAL INDUSTRIALS--12.59%                                             383,488
                                                                        --------
INFORMATION TECHNOLOGY--
COMMUNICATIONS--3.94%
AT&T Inc.                                                       1,335     49,128
Research In Motion Ltd.*                                          505     71,008
                                                                        --------
                                                                         120,136

COMMUNICATIONS EQUIPMENT--3.22%
Cisco Systems, Inc.*                                            2,045   $ 53,047
Corning Inc.*                                                   2,190     45,180
                                                                        --------
                                                                          98,227

COMPUTER RELATED & BUSINESS SERVICES--7.77%
Apple Computer, Inc.*                                             895     75,726
EMC Corp.                                                       2,065     28,807
Hewlett-Packard Co.                                               605     23,825
MEMC Electronic Materials, Inc.*                                2,100    108,297
                                                                        --------
                                                                         236,655

COMPUTER SOFTWARE--1.03%
Symantec Corp.*                                                 1,830     31,293

ELECTRONICS--1.93%
Nintendo Co., Ltd. ADR                                          1,775     58,987

INTERNET SOFTWARE & SERVICES--2.29%
Google Inc. (Class A)*                                            155     69,664

SEMICONDUCTORS--1.71%
Intel Corp.                                                     1,415     28,088
Texas Instruments Inc.                                            775     23,994
                                                                        --------
                                                                          52,082

SOFTWARE--2.62%
Adobe Systems Inc.*                                               665     26,101
Microsoft Corp.                                                 1,905     53,664
                                                                        --------
                                                                          79,765
                                                                        --------
   TOTAL INFORMATION TECHNOLOGY--24.51%                                  746,809
                                                                        --------
MATERIALS--
METALS & MINING--3.24%
Goldcorp, Inc.                                                  2,025     54,290
Phelps Dodge Corp.                                                355     44,343
                                                                        --------
                                                                          98,633

MINING--1.54%
Freeport-McMoRan Copper & Gold, Inc.                              820     47,076
                                                                        --------
   TOTAL MATERIALS--4.78%                                                145,709
                                                                        --------
TELECOMMUNICATION SERVICES--
WIRELESS TELECOMMUNICATION SERVICES--2.70%
American Tower Corp. (Class A)*                                   985     38,159
Nll Holdings Inc.*                                                625     44,275
                                                                        --------
                                                                          82,434
                                                                        --------
   TOTAL TELECOMMUNICATION SERVICES--2.70%                                82,434
                                                                        --------

COMMON STOCK

                                                            SHARES      VALUE

UTILITIES--
ELECTRIC & GAS COMPANIES--0.99%
Emerson Electric Co.                                           700   $   30,163

MULTI-UTILITIES & UNREGULATED POWER--1.38%
Veolia Environnement ADR                                       595       41,948
                                                                     ----------
   TOTAL UTILITIES--2.37%                                                72,111
                                                                     ----------
   TOTAL COMMON STOCK--99.45%
      (Cost $2,848,671)                                               3,029,773
                                                                     ----------
MONEY MARKET FUND
SM&R Money Market Fund, 4.77% (a)                           36,426       36,426
                                                                     ----------
   TOTAL MONEY MARKET FUND--1.20%
      (Cost $36,426)                                                     36,426
                                                                     ----------
   TOTAL INVESTMENTS--100.65%
      (Cost $2,885,097)                                               3,066,199
   LIABILITIES IN EXCESS OF OTHER ASSETS--(0.65)%                       (19,807)
                                                                     ----------
   NET ASSETS--100.00%                                               $3,046,392
                                                                     ==========

*    --Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                    [CHART]

Consumer Discretionary       16.59%
Consumer Staples              8.81%
Energy                        6.52%
Financials                   10.06%
Health Care                  10.17%
Industrials                  12.51%
Information Technology       24.36%
Materials                     4.75%
Miscellaneous                 1.19%
Telecommunication Services    2.69%
Utilities                     2.35%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R ALGER GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $2,848,671)   $  3,029,773
Investment in affiliated money market fund (Cost $36,426)                  36,426
                                                                     ------------
   Total investments (Cost $2,885,097)                                  3,066,199
Prepaid expenses                                                           13,921
Receivable for:
   Dividends                                                                2,314
   Expense reimbursement                                                    4,166
                                                                     ------------
      TOTAL ASSETS                                                      3,086,600
                                                                     ------------
LIABILITIES
Investment securities purchased                                            15,819
Payable to investment adviser for fund expenses                             6,556
Accrued:
   Investment advisory fees                                                 2,062
   Service fees                                                               607
   Distribution fees                                                        4,576
Other liabilities                                                          10,588
                                                                     ------------
      TOTAL LIABILITIES                                                    40,208
                                                                     ------------
      NET ASSETS (applicable to shares outstanding)                  $  3,046,392
                                                                     ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                           $  2,764,770
Accumulated net realized gain (loss) on investments                       100,520
Net unrealized appreciation (depreciation) of investments                 181,102
                                                                     ------------
Net Assets                                                           $  3,046,392
                                                                     ============
NET ASSETS:
Class A                                                              $  1,898,468
---------------------------------------------------------------------------------
Class B                                                              $  1,147,924
---------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                  $  3,046,392
                                                                     ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                         100,000,000
   Outstanding                                                            284,849
---------------------------------------------------------------------------------
Class B:
   Authorized                                                         100,000,000
   Outstanding                                                            180,468
---------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                    $       6.66
   Offering price per share: (Net assets value of $6.66 / 95%)       $       7.01
---------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                      $       6.36
---------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)

SM&R ALGER GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $85)                       $     15,491
Interest from affiliated money market fund                                  1,552
                                                                     ------------
      TOTAL INVESTMENT INCOME                                              17,043
                                                                     ------------
EXPENSES
Investment advisory fees                                                   13,238
Service fees                                                                3,894
Professional fees                                                           2,956
Custody and transaction fees                                               14,525
Directors' fees                                                             2,903
Insurance expenses                                                            592
Compliance expenses                                                           264
Qualification fees
   Class A                                                                  2,460
   Class B                                                                  1,801
Shareholder reporting expenses
   Class A                                                                  1,681
   Class B                                                                  1,115
Distribution fees
   Class A                                                                  3,428
   Class B                                                                  5,780
                                                                     ------------
      TOTAL EXPENSES                                                       54,637
      LESS EXPENSES REIMBURSED                                            (28,288)
                                                                     ------------
      NET EXPENSES                                                         26,349
                                                                     ------------
INVESTMENT INCOME (LOSS)--NET                                              (9,306)
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                206,696
   Change in unrealized appreciation (depreciation) of investments        151,882
                                                                     ------------
NET GAIN (LOSS) ON INVESTMENTS                                            358,578
                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $    349,272
                                                                     ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                         (UNAUDITED)        YEAR
                                                                      SIX MONTHS ENDED      ENDED
                                                                        FEBRUARY 28,     AUGUST 31,
                                                                     -----------------   ----------
                                                                            2007            2006
                                                                     -----------------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                        $   (9,306)      $  (25,714)
   Net realized gain (loss) on investments                                 206,696          176,202
   Change in unrealized appreciation (depreciation) of investments         151,882         (210,426)
                                                                        ----------       ----------
   Net increase (decrease) in net assets resulting from operations         349,272          (59,938)
                                                                        ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Capital gains
      Class A                                                             (116,983)               0
      Class B                                                              (68,053)               0
                                                                        ----------       ----------
   Total distributions to shareholders                                    (185,036)               0
                                                                        ----------       ----------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                              (55,353)          70,295
      Class B                                                              (46,223)          13,968
                                                                        ----------       ----------
      Total capital share transactions--net                               (101,576)          84,263
                                                                        ----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     62,660           24,325
NET ASSETS
   Beginning of period                                                   2,983,732        2,959,407
                                                                        ----------       ----------
   End of period                                                        $3,046,392       $2,983,732
                                                                        ==========       ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER GROWTH FUND

                                                                              CLASS A SHARES
                                             --------------------------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                             FEBRUARY 28,                        YEAR ENDED AUGUST 31,
                                             ------------   -----------------------------------------------------------
                                                 2007          2006         2005       2004 (1)     2003 (1)   2002 (4)
                                             ------------   ----------   ----------   ----------   ----------  --------
Net asset value, beginning of period          $     6.31    $     6.40   $     5.24   $     5.20   $     4.58  $   6.38
Income (loss) from investment operations
   Investment income (loss)--net                   (0.01)        (0.04)       (0.02)       (0.06)       (0.04)    (0.12)
   Net realized and unrealized gain (loss)
      on investments                                0.75         (0.05)        1.18         0.10         0.66     (1.68)
                                              ----------    ----------   ----------   ----------   ----------  --------
         Total from investment operations           0.74         (0.09)        1.16         0.04         0.62     (1.80)
Less distributions
   Capital gains                                   (0.39)           --           --           --           --        --
                                              ----------    ----------   ----------   ----------   ----------  --------
         Total distributions                       (0.39)           --           --           --           --        --
                                              ----------    ----------   ----------   ----------   ----------  --------
Net asset value, end of period                $     6.66    $     6.31   $     6.40   $     5.24   $     5.20  $   4.58
                                              ==========    ==========   ==========   ==========   ==========  ========
Total return (2)                                   11.77%**      (1.41)%      22.14%        0.77%       13.54%   (28.21)%
                                              ==========    ==========   ==========   ==========   ==========  ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                     $1,898,468    $1,850,243   $1,815,584   $1,448,385   $1,071,035  $698,670
Ratio of expenses with reimbursement to
   average net assets (3)                           1.45%*        1.61%        1.70%        1.70%        1.70%     3.54%
Ratio of expenses without reimbursement to
   average net assets                               3.24%*        3.36%        3.63%        3.32%        4.76%     4.65%
Ratio of net investment loss to
   average  net assets                             (0.35)%*      (0.58)%      (0.33)%      (1.06)%      (0.86)%   (2.64)%
Portfolio turnover rate                           141.47%       321.34%      256.52%      162.19%      222.55%   180.20%

                                                                             CLASS B SHARES
                                             -----------------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                     YEAR ENDED AUGUST 31,
                                             ------------   --------------------------------------------------------
                                                 2007          2006         2005      2004 (1)   2003 (1)   2002 (4)
                                             ------------   ----------   ----------   --------   --------   --------
Net asset value, beginning of period          $     6.05    $     6.18   $     5.09   $   5.08   $   4.51   $   6.31
Income (loss) from investment operations
   Investment income (loss)--net                   (0.03)        (0.08)       (0.06)     (0.09)     (0.07)     (0.15)
   Net realized and unrealized gain (loss)
      on investments                                0.73         (0.05)        1.15       0.10       0.64      (1.65)
                                              ----------    ----------   ----------   --------   --------   --------
         Total from investment operations           0.70         (0.13)        1.09       0.01       0.57      (1.80)
Less distributions
   Capital gains                                   (0.39)           --           --         --         --         --
                                              ----------    ----------   ----------   --------   --------   --------
         Total distributions                       (0.39)           --           --         --         --         --
                                              ----------    ----------   ----------   --------   --------   --------
Net asset value, end of period                $     6.36    $     6.05   $     6.18   $   5.09   $   5.08   $   4.51
                                              ==========    ==========   ==========   ========   ========   ========
Total return (2)                                   11.62%**      (2.10)%      21.41%      0.20%     12.64%    (28.53)%
                                              ==========    ==========   ==========   ========   ========   ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                     $1,147,924    $1,133,489   $1,143,823   $956,245   $836,200   $653,702
Ratio of expenses with reimbursement to
   average net assets (3)                           2.10%*        2.27%        2.35%      2.35%      2.35%      4.13%
Ratio of expenses without reimbursement to
   average net assets                               3.97%*        4.13%        4.51%      4.20%      5.53%      5.30%
Ratio of net investment loss to average
   net assets                                      (1.01)%*      (1.24)%      (0.98)%    (1.71)%    (1.51)%    (3.24)%
Portfolio turnover rate                           141.47%       321.34%      256.52%    162.19%    222.55%    180.20%

*    Ratios annualized

**   Returns are not annualized

(1) Per share information has been calculated using the average number of shares outstanding.

(2)  Does not include the effect of sales charge.

(3) SM&R voluntarily agreed to waive or reduce expenses to 1.45% for Class A and 2.10% for Class B until April 30, 2007.

(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2007 (Unaudited)

SM&R GROWTH FUND

COMMON STOCKS

                                                            SHARES      VALUE

CONSUMER DISCRETIONARY--
HOUSEHOLD DURABLES--1.93%
Newell Rubbermaid Inc.                                      23,200   $   710,384
Stanley Works (The)                                         24,200     1,344,794
                                                                     -----------
                                                                       2,055,178

MEDIA--1.61%
Walt Disney Co. (The)                                       50,000     1,713,000

MULTI-LINE RETAIL--3.40%
Citi Trends Inc.*                                           18,900       791,721
J.C. Penney Co., Inc.                                       15,700     1,273,427
Target Corp.                                                25,200     1,550,556
                                                                     -----------
                                                                       3,615,704

SPECIALTY RETAIL--3.60%
Bed Bath & Beyond Inc.*                                     13,900       554,471
Best Buy Co., Inc.                                          31,200     1,449,864
Home Depot, Inc. (The)                                      13,000       514,800
Limited Brands, Inc.                                        24,300       672,624
Lowe's Companies, Inc.                                      19,400       631,664
                                                                     -----------
                                                                       3,823,423
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--10.54%                               11,207,305
                                                                     -----------
CONSUMER STAPLES--
BEVERAGES--2.99%
Coca-Cola Co. (The)                                         34,300     1,601,124
PepsiCo, Inc.                                               25,000     1,578,750
                                                                     -----------
                                                                       3,179,874

FOOD & DRUG RETAILING--0.78%
SUPERVALU INC.                                               9,350       345,576
Wal-Mart Stores, Inc.                                       10,000       483,000
                                                                     -----------
                                                                         828,576

HOUSEHOLD PRODUCTS--1.91%
Procter & Gamble Co. (The)                                  32,000     2,031,680
                                                                     -----------
   TOTAL CONSUMER STAPLES--5.68%                                       6,040,130
                                                                     -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--4.01%
Baker Hughes Inc.                                           15,800     1,028,738
Schlumberger Ltd.                                           26,400     1,657,920
Transocean Inc.*                                            14,100     1,081,188
Weatherford International Ltd.*                             12,400       497,860
                                                                     -----------
                                                                       4,265,706

OIL & GAS--8.22%
Anadarko Petroleum Corp.                                    10,600   $   426,438
BP PLC ADR                                                  15,200       936,928
Chevron Corp.                                               20,922     1,435,458
Exxon Mobil Corp.                                           60,000     4,300,800
Noble Corp.                                                 14,200       997,124
Royal Dutch Shell PLC, ADR                                  10,000       650,100
                                                                     -----------
                                                                       8,746,848
                                                                     -----------
   TOTAL ENERGY--12.23%                                               13,012,554
                                                                     -----------
EXCHANGE-TRADED FUNDS--
PowerShares QQQ Trust Series 1                              88,200     3,821,706
SPDR Trust Series 1                                         22,400     3,157,280
                                                                     -----------
                                                                       6,978,986
                                                                     -----------
   TOTAL EXCHANGE-TRADED FUNDS--6.56%                                  6,978,986
                                                                     -----------
FINANCIALS--
COMMERCIAL BANKS--7.38%
Bank of America Corp.                                       15,000       763,050
PNC Financial Services Group, Inc.                          30,000     2,199,300
U.S. Bancorp                                                40,000     1,426,400
Wachovia Corp.                                              42,600     2,358,762
Washington Mutual, Inc.                                     13,400       577,272
Wells Fargo & Co.                                           15,000       520,500
                                                                     -----------
                                                                       7,845,284

DIVERSIFIED FINANCIALS--4.76%
American Express Co.                                         5,000       284,350
Citigroup Inc.                                              20,000     1,008,000
Goldman Sachs Group, Inc. (The)                              5,000     1,008,000
JPMorgan Chase & Co.                                        13,800       681,720
Merrill Lynch & Co., Inc.                                    5,000       418,400
Morgan Stanley                                              15,000     1,123,800
Charles Schwab Corp. (The)                                  29,400       543,312
                                                                     -----------
                                                                       5,067,582

INSURANCE--7.38%
Allstate Corp. (The)                                        12,300       738,738
American International Group, Inc.                          29,260     1,963,346
Aspen Insurance Holdings Ltd.                               20,350       539,275
Brown & Brown, Inc.                                         24,400       686,860
Hartford Financial Services Group, Inc. (The)               16,400     1,550,784
Prudential Financial, Inc.                                  20,200     1,836,988
RenaissanceRe Holdings Ltd.                                 10,400       533,312
                                                                     -----------
                                                                       7,849,303
                                                                     -----------
   TOTAL FINANCIALS--19.52%                                           20,762,169
                                                                     -----------

COMMON STOCKS

                                                            SHARES      VALUE

HEALTH CARE--
BIOTECHNOLOGY--3.89%
Amgen Inc.*                                                  7,600   $   488,376
Celgene Corp.*                                              18,400       980,720
Genzyme Corp.*                                              12,000       741,600
Gilead Sciences, Inc.*                                      12,000       858,720
Given Imaging Ltd.*                                         36,900       792,243
PDL BioPharma Inc.*                                         14,600       278,714
                                                                     -----------
                                                                       4,140,373

HEALTH CARE EQUIPMENT & SUPPLIES--2.28%
Advanced Medical Optics, Inc.*                               5,500       211,970
Dade Behring Holdings Inc.                                   8,100       331,776
Hologic, Inc.*                                              11,700       644,085
Medtronic, Inc.                                             24,650     1,241,374
                                                                     -----------
                                                                       2,429,205

HEALTH CARE PROVIDERS & SERVICES--0.75%
DaVita, Inc.*                                                5,025       274,114
UnitedHealth Group Inc.                                     10,000       522,000
                                                                     -----------
                                                                         796,114

PHARMACEUTICALS--4.67%
Abbott Laboratories                                         13,900       759,218
Endo Pharmaceuticals Holding Inc.*                          11,450       357,355
Eli Lilly & Co.                                             41,200     2,168,768
Merck & Co., Inc.                                           38,000     1,678,080
                                                                     -----------
                                                                       4,963,421
                                                                     -----------
   TOTAL HEALTH CARE--11.59%                                          12,329,113
                                                                     -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--5.06%
Boeing Co. (The)                                            13,000     1,134,510
Goodrich Corp.                                              30,000     1,471,500
Honeywell International Inc.                                14,500       673,380
Rockwell Collins, Inc.                                      17,000     1,113,160
United Technologies Corp.                                   15,000       984,450
                                                                     -----------
                                                                       5,377,000

AIR FREIGHT & COURIERS--1.49%
FedEx Corp.                                                  4,700       536,646
United Parcel Service, Inc. (Class B)                       15,000     1,052,850
                                                                     -----------
                                                                       1,589,496

CONSTRUCTION & ENGINEERING--0.64%
Cemex SAB de C.V. ADR                                       20,000       679,600

INDUSTRIAL CONGLOMERATES--2.81%
3M Co.                                                      10,000       740,800
General Electric Co.                                        48,000     1,676,160
Tyco International Ltd.                                     18,600       573,438
                                                                     -----------
                                                                       2,990,398

MACHINERY--2.10%
Caterpillar Inc.                                             7,500   $   483,150
Danaher Corp.                                               24,400     1,748,016
                                                                     -----------
                                                                       2,231,166
                                                                     -----------
   TOTAL INDUSTRIALS--12.10%                                          12,867,660
                                                                     -----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--4.75%
Arris Group Inc.*                                           23,000       302,220
Cisco Systems, Inc.*                                        84,500     2,191,930
Harris Corp.                                                13,100       642,948
Motorola, Inc.                                              30,900       572,268
Nokia Oyj ADR                                               34,100       744,403
QUALCOMM Inc.                                               15,000       604,200
                                                                     -----------
                                                                       5,057,969

COMPUTERS & PERIPHERALS--2.38%
EMC Corp.*                                                  30,800       429,660
Hewlett-Packard Co.                                         38,000     1,496,440
International Business Machines Corp.                        6,500       604,565
                                                                     -----------
                                                                       2,530,665

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.28%
Agilent Technologies, Inc.*                                  9,300       294,996

SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.20%
Analog Devices, Inc.                                        15,600       565,500
Intel Corp.                                                 50,000       992,500
KLA-Tencor Corp.                                            11,600       600,184
Linear Technology Corp.                                     15,200       504,488
Marvell Technology Group Ltd.*                              14,500       297,540
Maxim Integrated Products, Inc.                             13,600       445,400
                                                                     -----------
                                                                       3,405,612

SOFTWARE--2.50%
Intuit Inc.*                                                24,800       731,848
Microsoft Corp.                                             30,000       845,100
Oracle Corp.*                                               65,700     1,079,451
                                                                     -----------
                                                                       2,656,399
                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--13.11%                               13,945,641
                                                                     -----------
MATERIALS--
CHEMICALS--1.65%
Dow Chemical Co. (The)                                      12,000       525,600
PPG Industries, Inc.                                        18,000     1,192,500
Tronox Inc. (Class B)                                        2,807        41,656
                                                                     -----------
                                                                       1,759,756

CONTAINERS & PACKAGING--0.91%
Sealed Air Corp.*                                           15,000       966,600
                                                                     -----------
   TOTAL MATERIALS--2.56%                                              2,726,356
                                                                     -----------

COMMON STOCKS

                                                          SHARES        VALUE

TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--1.77%
Sprint Nextel Corp.                                        34,007   $    655,655
                                                                    ------------
Verizon Communications Inc.                                32,800      1,227,704
                                                                    ------------
                                                                       1,883,359
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES--1.77%                             1,883,359

UTILITIES--
ELECTRIC UTILITIES--1.87%
Ameren Corp.                                               11,100        579,753
Dominion Resources, Inc. / VA                               6,000        513,180
Exelon Corp.                                                9,100        599,963
Wisconsin Energy Corp.                                      6,100        292,495
                                                                    ------------
                                                                       1,985,391

GAS UTILITIES--1.58%
El Paso Corp.                                              60,800        874,304
Kinder Morgan, Inc.                                         4,800        507,648
Sempra Energy                                               5,000        300,250
                                                                    ------------
                                                                       1,682,202
                                                                    ------------
   TOTAL UTILITIES--3.45%                                              3,667,593
                                                                    ------------
   TOTAL COMMON STOCK--99.11%
      (Cost $87,514,371)                                             105,420,866
                                                                    ------------
MONEY MARKET FUND
SM&R Money Market Fund, 4.77% (a)                             996            996
                                                                    ------------
   TOTAL MONEY MARKET FUND--0.00%
      (Cost $996)                                                            996
                                                                    ------------
COMMERCIAL PAPER

                                                           FACE
                                                          AMOUNT
CONSUMER STAPLES--
FOOD PRODUCTS--0.45%
Kraft Foods Inc., 5.25%, 03/01/07                        $474,000        474,000
                                                                    ------------
   TOTAL ENERGY--0.45%                                                   474,000
                                                                    ------------
UTILITIES--
ELECTRIC--0.35%
Hawaiian Electric Co., 5.32%, 03/05/07                   $373,000   $    372,779
                                                                    ------------
   TOTAL UTILITIES--0.35%                                                372,779
                                                                    ------------
   TOTAL COMMERCIAL PAPER--0.80%
      (Cost $846,780)                                                    846,779
                                                                    ------------
   TOTAL INVESTMENTS--99.91%
      (Cost $88,362,147)                                             106,268,641
   CASH AND OTHER ASSETS,  LESS LIABILITIES--0.09%                        93,133
                                                                    ------------
   NET ASSETS--100.00%                                              $106,361,774
                                                                    ============

*    --Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

                               SECTOR WEIGHTINGS
                                       BY
                               TOTAL INVESTMENTS

                                    [CHART]

Consumer Discretionary       10.55%
Consumer Staples              6.13%
Energy                       12.25%
Financials                   26.10%
Health Care                  11.60%
Industrials                  12.11%
Information Technology       13.12%
Materials                     2.57%
Telecommunication Services    1.77%
Utilities                     3.80%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value
   (Cost $88,361,151)                                               $106,267,645
Investment in affiliated money market fund (Cost $996)                       996
                                                                    ------------
   Total investments (Cost $88,362,147)                              106,268,641
Prepaid expenses                                                          30,839
Receivable for:
   Dividends                                                             215,371
   Expense reimbursement                                                   2,128
Other assets                                                              93,341
                                                                    ------------
      TOTAL ASSETS                                                   106,610,320
                                                                    ------------
LIABILITIES
Capital stock reacquired                                                  32,078
Payable to investment adviser for fund expenses                           36,542
Accrued:
   Investment advisory fees                                               62,152
   Service fees                                                           20,656
   Distribution fees                                                       9,875
Other liabilities                                                         87,243
                                                                    ------------
      TOTAL LIABILITIES                                                  248,546
                                                                    ------------
      NET ASSETS (applicable to shares outstanding)                 $106,361,774
                                                                    ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                          $ 87,179,258
Undistributed net investment income                                      112,765
Accumulated net realized gain (loss) on investments                    1,163,257
Net unrealized appreciation (depreciation) of investments             17,906,494
                                                                    ------------
Net Assets                                                          $106,361,774
                                                                    ============
NET ASSETS:
Class A                                                             $  5,697,835
--------------------------------------------------------------------------------
Class B                                                             $  3,305,138
--------------------------------------------------------------------------------
Class T                                                             $ 97,358,801
--------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                 $106,361,774
                                                                    ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                         50,000,000
   Outstanding                                                         1,261,869
--------------------------------------------------------------------------------
Class B:
   Authorized                                                         25,000,000
   Outstanding                                                           748,626
--------------------------------------------------------------------------------
Class T:
   Authorized                                                         95,000,000
   Outstanding                                                        21,073,508
--------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                   $       4.52
   Offering price per share: (Net Assets value of $4.52 / 95%)      $       4.76
--------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                     $       4.41
--------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                   $       4.62
   Offering price per share: (Net Assets value of $4.62 / 94.25%)   $       4.90
--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)

SM&R GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $2,983)                    $  874,998
Interest                                                                 38,229
Interest from affiliated money market fund                                  449
                                                                     ----------
      TOTAL INVESTMENT INCOME                                           913,676
                                                                     ----------
EXPENSES
Investment advisory fees                                                394,784
Service fees                                                            131,290
Professional fees                                                         8,992
Custody and transaction fees                                             11,270
Directors' fees                                                           2,903
Insurance expenses                                                       20,433
Compliance expenses                                                       9,401
Qualification fees
   Class A                                                                3,469
   Class B                                                                3,233
   Class T                                                               11,167
Shareholder reporting expenses
   Class A                                                                5,336
   Class B                                                                2,956
   Class T                                                               31,727
Distribution fees
   Class A                                                                7,300
   Class B                                                               12,351
                                                                     ----------
      TOTAL EXPENSES                                                    656,612
      LESS EXPENSES REIMBURSED                                          (13,960)
                                                                     ----------
      NET EXPENSES                                                      642,652
                                                                     ----------
INVESTMENT INCOME (LOSS)--NET                                           271,024
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                            6,453,122
   Change in unrealized appreciation (depreciation) of investments    1,916,142
                                                                     ----------
NET GAIN (LOSS) ON INVESTMENTS                                        8,369,264
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $8,640,288
                                                                     ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R GROWTH FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                       FEBRUARY 28,      AUGUST 31,
                                                                     ----------------   -----------
                                                                           2007             2006
                                                                     ----------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                       $    271,024     $    714,202
   Net realized gain (loss) on investments                                6,453,122       15,781,723
   Change in unrealized appreciation (depreciation) of investments        1,916,142       (9,880,088)
                                                                       ------------     ------------
   Net increase (decrease) in net assets resulting from operations        8,640,288        6,615,837
                                                                       ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                               (13,900)         (34,714)
      Class B                                                                (2,529)          (7,032)
      Class T                                                              (279,838)        (705,872)
   Capital Gains
      Class A                                                              (189,752)              --
      Class B                                                              (107,537)              --
      Class T                                                            (3,084,429)              --
                                                                       ------------     ------------
      Total distributions to shareholders                                (3,677,985)        (747,618)
                                                                       ------------     ------------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                              (190,623)        (858,993)
      Class B                                                               (61,320)        (412,861)
      Class T                                                            (1,123,257)     (13,074,575)
                                                                       ------------     ------------
      Total capital share transactions--net                              (1,375,200)     (14,346,429)
                                                                       ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   3,587,103       (8,478,210)
NET ASSETS
   Beginning of period                                                  102,774,671      111,252,881
                                                                       ------------     ------------
   End of period                                                       $106,361,774     $102,774,671
                                                                       ============     ============
Undistributed Net Investment Income                                    $    112,765     $    138,008
                                                                       ============     ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GROWTH FUND

                                                                   CLASS A SHARES
                                             ----------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                             ------------   -------------------------------------------
                                                 2007        2006     2005     2004     2003      2002
                                             ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period           $ 4.31       $ 4.09   $ 3.79   $ 3.45   $ 3.15   $  4.18
Income (loss) from investment operations
   Investment income (loss)--net                 0.01         0.01     0.04     0.02     0.01     (0.01)
   Net realized and unrealized gain (loss)
      on investments                             0.36         0.23     0.30     0.34     0.30     (1.02)
                                               ------       ------   ------   ------   ------   -------
         Total from investment operations        0.37         0.24     0.34     0.36     0.31     (1.03)
Less distributions
   Investment income--net                       (0.01)       (0.02)   (0.04)   (0.02)   (0.01)       --
   Capital gains                                (0.15)          --       --       --       --        --
                                               ------       ------   ------   ------   ------   -------
         Total distributions                    (0.16)       (0.02)   (0.04)   (0.02)   (0.01)       --
                                               ------       ------   ------   ------   ------   -------
Net asset value, end of period                 $ 4.52       $ 4.31   $ 4.09   $ 3.79   $ 3.45   $  3.15
                                               ======       ======   ======   ======   ======   =======
Total return (1)                                 8.52%**      6.00%    9.05%   10.41%   10.00%   (24.61)%
                                               ======       ======   ======   ======   ======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $5,698       $5,620   $6,154   $6,017   $5,039   $ 5,287
Ratio of expenses with reimbursement to
   average net assets (2)                        1.36%*       1.36%    1.36%    1.36%    1.36%     1.47%
Ratio of expenses without reimbursement
   to average net assets                         1.64%*       1.66%    1.69%    1.54%    1.60%     1.55%
Ratio of net investment income (loss) to
   average net assets                            0.35%*       0.52%    1.03%    0.44%    0.42%    (0.03)%
Portfolio turnover rate                         22.54%       56.05%   24.18%    4.93%   22.97%    41.74%

                                                                     CLASS B SHARES
                                             -------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                YEAR ENDED AUGUST 31,
                                             ------------   ----------------------------------------------
                                                 2007        2006     2005     2004     2003         2002
                                             ------------   ------   ------   ------   ------      -------
Net asset value, beginning of period           $ 4.22       $ 4.00   $ 3.72   $ 3.39   $ 3.11      $  4.13
Income (loss) from investment operations
   Investment income (loss)--net                (0.01)          --     0.02     0.01    (0.01)       (0.02)
   Net realized and unrealized gain (loss)
      on investments                             0.35         0.23     0.29     0.33     0.29        (1.00)
                                               ------       ------   ------   ------   ------      -------
         Total from investment operations        0.34         0.23     0.31     0.34     0.28        (1.02)
Less distributions
   Investment income--net                          --        (0.01)   (0.03)   (0.01)   (0.00)***       --
   Capital gains                                (0.15)          --       --       --       --           --
                                               ------       ------   ------   ------   ------      -------
         Total distributions                    (0.15)       (0.01)   (0.03)   (0.01)    0.00         0.00
                                               ------       ------   ------   ------   ------      -------
Net asset value, end of period                  $4.41       $ 4.22   $ 4.00   $ 3.72   $ 3.39      $  3.11
                                               ======       ======   ======   ======   ======      =======
Total return (1)                                 8.05%**      5.71%    8.27%    9.93%    9.12%      (24.70)%
                                               ======       ======   ======   ======   ======      =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $3,305       $3,218   $3,456   $3,365   $2,700      $ 2,587
Ratio of expenses with reimbursement to
   average net assets (2)                        1.86%*       1.86%    1.86%    1.86%    1.86%        1.97%
Ratio of expenses without reimbursement
   to average net assets                         2.21%*       2.24%    2.20%    2.09%    2.24%        2.19%
Ratio of net investment income (loss) to
   average net assets                           (0.15)%*      0.02%    0.52%   (0.06)%  (0.08)%      (0.53)%
Portfolio turnover rate                         22.54%       56.05%   24.18%    4.93%   22.97%       41.74%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for Class A and 1.86% for Class B until December 31, 2007.

See notes to financial statements.

                                                                                      CLASS T SHARES
                                                            -----------------------------------------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS
                                                                ENDED
                                                            FEBRUARY 28,                  YEAR ENDED AUGUST 31,
                                                            ------------   --------------------------------------------------
                                                                2007         2006      2005       2004       2003       2002
                                                            ------------   -------   --------   --------   --------   -------
Net asset value, beginning of period                         $  4.40       $  4.17   $   3.87   $   3.52   $   3.21   $  4.25
Income (loss) from investment operations
   Investment income (loss)--net                                0.01          0.03       0.05       0.03       0.03      0.01
   Net realized and unrealized gain (loss) on investments       0.37          0.23       0.30       0.35       0.30     (1.04)
                                                             -------       -------   --------   --------   --------   -------
      Total from investment operations                          0.38          0.26       0.35       0.38       0.33     (1.03)
Less distributions
   Investment income--net                                      (0.01)        (0.03)     (0.05)     (0.03)     (0.02)    (0.01)
   Capital gains                                               (0.15)           --         --         --         --        --
                                                             -------       -------   --------   --------   --------   -------
      Total distributions                                      (0.16)        (0.03)     (0.05)     (0.03)     (0.02)    (0.01)
                                                             -------       -------   --------   --------   --------   -------
Net asset value, end of period                               $  4.62       $  4.40   $   4.17   $   3.87   $   3.52   $  3.21
                                                             =======       =======   ========   ========   ========   =======
Total return (1)                                                8.63%**       6.28%      9.01%     10.67%     10.30%   (24.24)%
                                                             =======       =======   ========   ========   ========   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $97,359       $93,937   $101,643   $104,756   $100,383   $98,912
Ratio of expenses to average net assets                         1.18%*        1.18%      1.19%      1.12%      1.15%     1.10%
Ratio of net investment income to average net assets            0.54%*        0.70%      1.20%      0.68%      0.63%     0.34%
Portfolio turnover rate                                        22.54%*       56.05%     24.18%      4.93%     22.97%    41.74%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2007 (Unaudited)

SM&R EQUITY INCOME FUND

COMMON STOCKS

                                                            SHARES      VALUE

CONSUMER DISCRETIONARY--
HOTELS RESTAURANTS & LEISURE--0.60%
McDonald's Corp.                                            15,100   $   660,172

HOUSEHOLD DURABLES--1.99%
Newell Rubbermaid Inc.                                      17,800       545,036
Stanley Works (The)                                         17,900       994,703
Tupperware Brands Corp.                                     27,600       646,116
                                                                     -----------
                                                                       2,185,855

SPECIALTY RETAIL--1.38%
Limited Brands, Inc.                                        46,900     1,107,200
TJX Companies, Inc. (The)                                   13,300       365,750
TravelCenters of America LLC *                               1,140        41,382
                                                                     -----------
                                                                       1,514,332
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--3.97%                                 4,360,359
                                                                     -----------
CONSUMER STAPLES--
BEVERAGES--2.05%
Coca-Cola Co. (The)                                         24,000     1,120,320
PepsiCo, Inc.                                               18,000     1,136,700
                                                                     -----------
                                                                       2,257,020

FOOD PRODUCTS--3.51%
Bunge Limited                                                8,600       682,496
ConAgra Foods, Inc.                                         43,000     1,084,890
H.J. Heinz Co.                                              19,000       871,530
McCormick & Co., Inc. (b)                                   18,000       689,220
Sensient Technologies Corp.                                 21,500       526,535
                                                                     -----------
                                                                       3,854,671

FOOD & DRUG RETAILING--1.70%
SUPERVALU INC.                                              17,000       628,320
Wal-Mart Stores, Inc.                                       25,700     1,241,310
                                                                     -----------
                                                                       1,869,630

HOUSEHOLD PRODUCTS--1.97%
Kimberly-Clark Corp.                                        13,600       926,296
Procter & Gamble Co. (The)                                  19,500     1,238,055
                                                                     -----------
                                                                       2,164,351

PERSONAL PRODUCTS--1.43%
Alberto-Culver Co.                                          10,575       234,236
Avon Products, Inc.                                         18,025       660,797
Colgate-Palmolive Co.                                        8,675       584,348
Sally Beauty Holding, Inc.*                                 10,575        95,704
                                                                     -----------
                                                                       1,575,085

TOBACCO--1.04%
Altria Group, Inc.                                           7,000   $   589,960
Reynolds American Inc.                                       9,000       549,450
                                                                     -----------
                                                                       1,139,410
                                                                     -----------
   TOTAL CONSUMER STAPLES--11.70%                                     12,860,167
                                                                     -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--3.07%
Boardwalk Pipeline Partners, LP                             41,000     1,504,700
Schlumberger Ltd.                                           17,000     1,067,600
Weatherford International Ltd.*                             20,000       803,000
                                                                     -----------
                                                                       3,375,300

OIL & GAS--10.20%
Anadarko Petroleum Corp.                                    27,200     1,094,256
BP PLC ADR                                                  17,510     1,079,316
Chevron Corp.                                               25,000     1,715,250
Enterprise Products Partner L.P.                            10,700       326,457
Exxon Mobil Corp.                                           50,000     3,584,000
Natural Resource Partners L.P.                              18,000     1,134,720
Plains All American Pipeline, L.P.                          11,700       649,350
Royal Dutch Shell PLC ADR                                   17,300     1,124,673
Spectra Energy Corp.                                        19,300       496,589
                                                                     -----------
                                                                      11,204,611
                                                                     -----------
   TOTAL ENERGY--13.27%                                               14,579,911
                                                                     -----------
FINANCIALS--
COMMERCIAL BANKS--11.80%
Bank of America Corp.                                       47,000     2,390,890
Comerica Inc.                                               18,000     1,087,020
Fifth Third Bancorp                                         27,700     1,115,756
IndyMac Bancorp, Inc.                                       13,000       446,290
KeyCorp                                                     17,100       645,354
National City Corp.                                         31,100     1,177,135
PNC Financial Services Group, Inc.                          17,500     1,282,925
Regions Financial Corp.                                     17,782       636,951
TrustCo Bank Corp NY                                        87,300       863,397
U.S. Bancorp                                                33,700     1,201,742
Washington Mutual, Inc.                                     13,700       590,196
Wells Fargo & Co.                                           44,000     1,526,800
                                                                     -----------
                                                                      12,964,456

DIVERSIFIED FINANCIALS--9.20%
Allied Capital Corp.                                        20,500       638,575
Citigroup Inc.                                              68,400     3,447,360
Colonial Properties Trust                                   11,250       516,938
JPMorgan Chase & Co.                                        30,000     1,482,000
New York Community Bancorp, Inc.                            64,000     1,071,360
Principal Financial Group, Inc.                             16,700     1,016,863

COMMON STOCKS

                                                            SHARES      VALUE

Charles Schwab Corp. (The)                                  30,250   $   559,020
Weingarten Realty Investors                                 28,000     1,384,320
                                                                     -----------
                                                                      10,116,436

INSURANCE--3.39%
Allstate Corp. (The)                                        11,000       660,660
Aspen Insurance Holdings Ltd.                               20,825       551,862
Prudential Financial, Inc.                                  10,400       945,776
RenaissanceRe Holdings Ltd.                                 10,700       548,696
Travelers Companies, Inc. (The)                             21,956     1,015,200
                                                                     -----------
                                                            20,000     3,722,194

REAL ESTATE--5.70%
BRE Properties, Inc.                                         8,600       570,180
Duke Reality Corp.                                          12,000       528,720
General Growth Properties, Inc.                              9,800       621,614
Health Care Property Investors, Inc.                        28,000     1,029,560
Hospitality Properties Trust                                11,400       525,198
Mack-Cali Realty Corp.                                      24,200     1,250,656
National Retail Properties Inc.                             23,700       573,066
Plum Creek Timber Co., Inc.                                 29,500     1,169,970
                                                                     -----------
                                                                       6,268,964
                                                                     -----------
   TOTAL FINANCIALS--30.09%                                           33,072,050
                                                                     -----------
HEALTH CARE--
BIOTECHNOLOGY--0.57%
Genzyme Corp.*                                               4,650       287,370
Gilead Sciences, Inc.*                                       4,650       332,754
                                                                     -----------
                                                                         620,124

HEALTH CARE EQUIPMENT & SUPPLIES--0.19%
Advanced Medical Optics, Inc.*                               5,475       211,006
HEALTH CARE PROVIDERS & SERVICES--0.88%
DaVita, Inc.*                                                4,975       271,386
LTC Properties, Inc.                                        27,000       698,220
                                                                     -----------
                                                                         969,606

PHARMACEUTICALS--8.04%
Abbott Laboratories                                         22,850     1,248,067
Eli Lilly & Co.                                             20,350     1,071,224
Johnson & Johnson                                           35,000     2,206,750
Merck & Co. Inc.                                            25,300     1,117,248
Pfizer Inc.                                                 85,580     2,136,077
Wyeth                                                       21,700     1,061,564
                                                                     -----------
                                                                       8,840,930
                                                                     -----------
   TOTAL HEALTH CARE--9.68%                                           10,641,666
                                                                     -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--0.88%
United Technologies Corp.                                   14,700   $   964,761

COMMERCIAL SERVICES & SUPPLIES--2.86%
Deluxe Corp.                                                26,000       802,620
ServiceMaster Co. (The)                                     51,500       703,490
Sovran Self Storage, Inc.                                   21,000     1,222,620
Standard Register Co. (The)                                 32,000       419,520
                                                                     -----------
                                                                       3,148,250

INDUSTRIAL CONGLOMERATES--4.04%
3M Co.                                                      10,200       755,616
General Electric Co.                                        88,500     3,090,420
Tyco International Ltd.                                     19,100       588,853
                                                                     -----------
                                                                       4,434,889

ROAD & RAIL--0.53%
Burlington Northern Santa Fe Corp.                           7,350       582,046
                                                                     -----------
   TOTAL INDUSTRIALS--8.31%                                            9,129,946
                                                                     -----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--0.73%
Harris Corp.                                                12,750       625,770
Nokia Oyj ADR                                                8,000       174,640
                                                                     -----------
                                                                         800,410

INTERNET SOFTWARE & SERVICES--0.52%
StarTek, Inc.                                               55,600       568,788

SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.71%
Intel Corp.                                                 39,550       785,068

SOFTWARE--0.71%
Microsoft Corp.                                             27,725       781,013
                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--2.67%                                 2,935,279
                                                                     -----------
MATERIALS--
CHEMICALS--1.74%
Dow Chemical Co. (The)                                      20,100       880,380
E.I. du Pont de Nemours and Co.                             11,100       563,325
PPG Industries, Inc.                                         7,200       477,000
                                                                     -----------
                                                                       1,920,705

METALS & MINING--0.56%
Alcoa Inc.                                                  18,400       614,744

COMMON STOCKS

                                                           SHARES       VALUE

PAPER & FOREST PRODUCTS--1.16%
International Paper Co.                                     7,725   $    278,177
Potlatch Corp.                                             22,000        994,400
                                                                    ------------
                                                                       1,272,577
                                                                    ------------
   TOTAL MATERIALS--3.46%                                              3,808,026
                                                                    ------------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--5.73%
ALLTEL Corp.                                                9,650        584,694
AT&T Inc.                                                  23,500        864,800
Citizens Communications Co.                                80,000      1,205,600
FairPoint Communications, Inc.                             70,000      1,337,000
Verizon Communications Inc.                                46,000      1,721,780
Windstream Corp.                                           39,000        586,950
                                                                    ------------
                                                                       6,300,824
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES--5.73%                             6,300,824
                                                                    ------------
UTILITIES--
ELECTRIC UTILITIES--8.09%
Ameren Corp.                                               15,200        793,896
Consolidated Edison, Inc.                                  23,100      1,122,198
DTE Energy Co.                                             24,800      1,148,240
Duke Energy Corp.                                          38,600        760,034
Entergy Corp.                                               4,600        454,020
Integrys Energy Group, Inc.                                24,255      1,351,974
Pinnacle West Capital Corp.                                25,500      1,209,210
Progress Energy, Inc.                                      25,000      1,221,500
Southern Co.                                               10,000        358,000
Xcel Energy, Inc.                                          20,000        472,600
                                                                    ------------
                                                                       8,891,672
GAS UTILITIES--2.09%
Nicor Inc.                                                 23,100      1,075,074
NiSource Inc.                                              51,600      1,227,564
                                                                    ------------
                                                                       2,302,638
                                                                    ------------
   TOTAL UTILITIES--10.18%                                            11,194,310
                                                                    ------------
   TOTAL COMMON STOCK--99.06%
      (Cost $85,272,846)                                             108,882,538
                                                                    ------------
MONEY MARKET FUND
SM&R Money Market Fund, 4.77% (a)                             250            250
                                                                    ------------
   TOTAL MONEY MARKET FUND--0.00%
      (Cost $250)                                                            250
                                                                    ------------

COMMERCIAL PAPER

                                                           FACE
                                                          AMOUNT        VALUE

CONSUMER STAPLES--
FOOD PRODUCTS--0.25%
Kraft Foods Inc., 5.25%, 03/01/07                        $278,000   $    278,000
                                                                    ------------
   TOTAL CONSUMER STAPLES--0.25%                                         278,000
                                                                    ------------
   TOTAL COMMERCIAL PAPER--0.25%
      (Cost $278,000)                                                    278,000
                                                                    ------------
   TOTAL INVESTMENTS--99.31%
      (Cost $85,551,096)                                             109,160,788
   CASH AND OTHER ASSETS,  LESS LIABILITIES--0.69%                       758,116
                                                                    ------------
   NET ASSETS--100.00%                                              $109,918,904
                                                                    ============

* -- Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

(b)  Non-voting shares

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        3.99%
Consumer Staples             12.04%
Energy                       13.36%
Financials                   30.30%
Health Care                   9.75%
Industrials                   8.36%
Information Technology        2.69%
Materials                     3.49%
Telecommunication Services    5.77%
Utilities                    10.25%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R EQUITY INCOME FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $85,550,846)   $109,160,538
Investment in affiliated money market fund (Cost $250)                         250
                                                                      ------------
   Total investments (Cost $85,551,096)                                109,160,788
Prepaid expenses                                                            30,660
Receivable for:
   Investment securities sold                                              593,269
   Dividends                                                               325,054
   Expense reimbursement                                                     3,304
Other assets                                                                62,725
                                                                      ------------
      TOTAL ASSETS                                                     110,175,800
                                                                      ------------
LIABILITIES
Capital stock reacquired                                                    61,269
Payable to investment adviser for fund expenses                             32,426
Accrued:
   Investment advisory fees                                                 63,831
   Service fees                                                             21,193
   Distribution fees                                                        18,904
Other liabilities                                                           59,273
                                                                      ------------
      TOTAL LIABILITIES                                                    256,896
                                                                      ------------
      NET ASSETS (applicable to shares outstanding)                   $109,918,904
                                                                      ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $ 83,172,086
Undistributed net investment income                                        443,265
Accumulated net realized gain (loss) on investments                      2,693,861
Net unrealized appreciation (depreciation) of investments               23,609,692
                                                                      ------------
Net Assets                                                            $109,918,904
                                                                      ============
NET ASSETS:
Class A                                                               $ 10,056,723
----------------------------------------------------------------------------------
Class B                                                               $  6,717,715
----------------------------------------------------------------------------------
Class T                                                               $ 93,144,466
----------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                   $109,918,904
                                                                      ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                           50,000,000
   Outstanding                                                             432,486
----------------------------------------------------------------------------------
Class B:
   Authorized                                                           25,000,000
   Outstanding                                                             300,078
----------------------------------------------------------------------------------
Class T:
   Authorized                                                           75,000,000
   Outstanding                                                           3,851,521
----------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                     $      23.25
   Offering price per share: (Net Assets value of $23.25 / 95%)       $      24.47
----------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                       $      22.39
----------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                     $      24.18
   Offering price per share: (Net Assets value of $24.18 / 94.25%)    $      25.66
----------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)

SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $4,359)                    $2,204,576
Interest                                                                 42,626
Interest from affiliated money market fund                                  511
                                                                     ----------
      TOTAL INVESTMENT INCOME                                         2,247,713
                                                                     ----------
EXPENSES
Investment advisory fees                                                403,906
Service fees                                                            134,208
Professional fees                                                         8,992
Custody and transaction fees                                             11,606
Directors' fees                                                           2,903
Insurance expenses                                                       20,375
Compliance expenses                                                       9,371
Qualification fees
   Class A                                                                4,333
   Class B                                                                4,208
   Class T                                                               11,072
Shareholder reporting expenses
   Class A                                                                4,082
   Class B                                                                3,358
   Class T                                                               18,075
Distribution fees
   Class A                                                               12,304
   Class B                                                               25,485
                                                                     ----------
      TOTAL EXPENSES                                                    674,278
      LESS EXPENSES REIMBURSED                                          (21,812)
                                                                     ----------
      NET EXPENSES                                                      652,466
                                                                     ----------
INVESTMENT INCOME (LOSS)--NET                                         1,595,247
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                            4,034,547
   Change in unrealized appreciation (depreciation) of investments    3,136,323
                                                                     ----------
NET GAIN (LOSS) ON INVESTMENTS                                        7,170,870
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $8,766,117
                                                                     ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R EQUITY INCOME FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                        FEBRUARY 28,     AUGUST 31,
                                                                     ----------------   ------------
                                                                           2007             2006
                                                                     ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                       $  1,595,247     $  2,204,335
   Net realized gain (loss) on investments                                4,034,547        5,009,183
   Change in unrealized appreciation (depreciation) of investments        3,136,323        3,046,019
                                                                       ------------     ------------
   Net increase (decrease) in net assets resulting from operations        8,766,117       10,259,537
                                                                       ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                              (157,885)        (160,310)
      Class B                                                               (97,719)         (95,634)
      Class T                                                            (1,450,041)      (1,606,342)
   Capital gains
      Class A                                                              (571,917)        (694,010)
      Class B                                                              (394,523)        (618,906)
      Class T                                                            (5,134,379)      (7,130,605)
                                                                       ------------     ------------
      Total distributions to shareholders                                (7,806,464)     (10,305,807)
                                                                       ------------     ------------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                               739,995          189,961
      Class B                                                               (82,840)        (904,275)
      Class T                                                             1,576,401       (5,090,295)
                                                                       ------------     ------------
      Total capital share transactions--net                               2,233,556       (5,804,609)
                                                                       ------------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   3,193,209       (5,850,879)
NET ASSETS
   Beginning of period                                                  106,725,695      112,576,574
                                                                       ------------     ------------
   End of period                                                       $109,918,904     $106,725,695
                                                                       ============     ============
   Undistributed Net Investment Income                                 $    443,265     $    553,663
                                                                       ============     ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R EQUITY INCOME FUND

                                                                        CLASS A SHARES
                                                ----------------------------------------------------------
                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                   ENDED
                                                FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                ------------   -------------------------------------------
                                                    2007        2006     2005     2004     2003      2002
                                                ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period               $ 23.12     $23.22   $22.11   $20.03   $19.04   $ 22.72
Income (loss) from investment operations
   Investment income (loss)--net                      0.36       0.45     0.35     0.26     0.22      0.18
   Net realized and unrealized gain (loss)
      on investments                                  1.55       1.70     1.68     2.10     1.01     (3.63)
                                                   -------     ------   ------   ------   ------   -------
         Total from investment operations             1.91       2.15     2.03     2.36     1.23     (3.45)
Less distributions
   Investment income--net                            (0.39)     (0.40)   (0.39)   (0.28)   (0.24)    (0.23)
   Capital gains                                     (1.39)     (1.85)   (0.53)      --       --        --
                                                   -------     ------   ------   ------   ------   -------
         Total distributions                         (1.78)     (2.25)   (0.92)   (0.28)   (0.24)    (0.23)
                                                   -------     ------   ------   ------   ------   -------
Net asset value, end of period                     $ 23.25     $23.12   $23.22   $22.11   $20.03   $ 19.04
                                                   =======     ======   ======   ======   ======   =======
Total return (1)                                      8.29%**    9.89%    9.25%   11.79%    6.61%   (15.27)%
                                                   =======     ======   ======   ======   ======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $10,057     $9,269   $9,088   $8,063   $5,940   $ 5,517
Ratio of expenses with reimbursement
   to average net assets (2)                          1.26%*     1.26%    1.26%    1.26%    1.26%     1.44%
Ratio of expenses without reimbursement
   to average net assets                              1.50%*     1.54%    1.50%    1.43%    1.50%     1.45%
Ratio of net investment income
   to average net assets                              2.84%*     2.00%    1.53%    1.08%    1.21%     0.88%
Portfolio turnover rate                               9.82%     47.59%   18.45%    6.74%    7.57%    30.99%

                                                                        CLASS B SHARES
                                                ----------------------------------------------------------
                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                    ENDED
                                                FEBRUARY 28,             YEAR ENDED AUGUST 31,
                                                ------------   -------------------------------------------
                                                    2007        2006     2005     2004     2003     2002
                                                ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period                $22.33     $22.49   $21.46   $19.44   $18.56   $ 22.22
Income (loss) from investment operations
   Investment income (loss)--net                      0.28       0.29     0.23     0.13     0.13      0.09
   Net realized and unrealized gain (loss)
      on investments                                  1.51       1.69     1.61     2.07     0.94     (3.57)
                                                    ------     ------   ------   ------   ------   -------
         Total from investment operations             1.79       1.98     1.84     2.20     1.07     (3.48)
Less distributions
   Investment income--net                            (0.34)     (0.29)   (0.28)   (0.18)   (0.19)    (0.18)
   Capital gains                                     (1.39)     (1.85)   (0.53)      --       --        --
                                                    ------     ------   ------   ------   ------   -------
         Total distributions                         (1.73)     (2.14)   (0.81)   (0.18)   (0.19)    (0.18)
                                                    ------     ------   ------   ------   ------   -------
Net asset value, end of period                      $22.39     $22.33   $22.49   $21.46   $19.44   $ 18.56
                                                    ======     ======   ======   ======   ======   =======
Total return (1)                                      8.03%**    9.40%    8.64%   11.36%    5.85%   (15.72)%
                                                    ======     ======   ======   ======   ======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $6,718     $6,759   $7,744   $7,375   $6,182   $ 5,806
Ratio of expenses with reimbursement
   to average net assets (2)                          1.76%*     1.76%    1.76%    1.76%    1.76%     1.94%
Ratio of expenses without reimbursement
   to average net assets                              2.05%*     2.06%    2.05%    1.95%    1.99%     1.95%
Ratio of net investment income
   to average  net assets                             2.35%*     1.45%    1.04%    0.58%    0.71%     0.37%
Portfolio turnover rate                               9.82%     47.59%   18.45%    6.74%    7.57%    30.99%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for Class A and 1.76% for Class B until December 31, 2007.

See notes to financial statements.

                                                                         CLASS T SHARES
                                                ---------------------------------------------------------------
                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                    ENDED
                                                FEBRUARY 28,                   YEAR ENDED AUGUST 31,
                                                ------------   ------------------------------------------------
                                                    2007         2006      2005      2004      2003      2002
                                                ------------   -------   -------   -------   -------   --------
Net asset value, beginning of period               $ 23.97     $ 23.97   $ 22.77   $ 20.56   $ 19.51   $  23.26
Income (loss) from investment operations
   Investment income (loss)--net                      0.37        0.50      0.40      0.28      0.27       0.27
   Net realized and unrealized gain (loss)
      on investments                                  1.62        1.76      1.72      2.21      1.04      (3.74)
                                                   -------     -------   -------   -------   -------   --------
         Total from investment operations             1.99        2.26      2.12      2.49      1.31      (3.47)
Less distributions
   Investment income--net                            (0.39)      (0.41)    (0.39)    (0.28)    (0.26)     (0.28)
   Capital gains                                     (1.39)      (1.85)    (0.53)       --        --         --
                                                   -------     -------   -------   -------   -------   --------
         Total distributions                         (1.78)      (2.26)    (0.92)    (0.28)    (0.26)     (0.28)
                                                   -------     -------   -------   -------   -------   --------
Net asset value, end of period                     $ 24.18     $ 23.97   $ 23.97   $ 22.77   $ 20.56   $  19.51
                                                   =======     =======   =======   =======   =======   ========
Total return (1)                                      8.34%**    10.04%     9.35%    12.14%     6.83%    (15.03)%
                                                   =======     =======   =======   =======   =======   ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $93,144     $90,698   $95,744   $97,802   $94,943   $103,396
Ratio of expenses
   to average net assets                              1.14%*      1.15%     1.14%     1.10%     1.12%      1.07%
Ratio of net investment income
   to average  net assets                             2.96%*      2.09%     1.66%     1.24%     1.36%      1.26%
Portfolio turnover rate                               9.82%*     47.59%    18.45%     6.74%     7.57%     30.99%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2007 (Unaudited)

SM&R BALANCED FUND

COMMON STOCKS

                                                             SHARES     VALUE

CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--1.38%
Host Hotels & Resorts Inc.                                    2,265   $   59,524
McDonald's Corp.                                              2,850      124,602
Starwood Hotels & Resorts Worldwide, Inc.                     3,000      197,400
Wyndham Worldwide Corp.*                                      1,020       35,904
                                                                      ----------
                                                                         417,430
HOUSEHOLD DURABLES--1.01%
Newell Rubbermaid Inc.                                        3,800      116,356
Stanley Works (The)                                           3,400      188,938
                                                                      ----------
                                                                         305,294

MEDIA--1.97%
CBS Corp. (Class B)                                           2,000       60,700
Time Warner Inc.                                              9,000      183,150
Viacom Inc. (Class B)*                                        2,000       78,080
Walt Disney Co. (The)                                         8,000      274,080
                                                                      ----------
                                                                         596,010

MULTI-LINE RETAIL--1.22%
J.C Penney Co., Inc. (Holding Co.)                            2,200      178,442
Kohl's Corp.*                                                 1,000       68,990
Target Corp.                                                  2,000      123,060
                                                                      ----------
                                                                         370,492

SPECIALTY RETAIL--2.14%
Best Buy Co., Inc.                                            3,000      139,410
Limited Brands, Inc.                                          7,600      210,368
Lowe's Companies, Inc.                                        5,800      188,848
TJX Companies, Inc. (The)                                     4,000      110,000
                                                                      ----------
                                                                         648,626
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--7.72%                                 2,337,852
                                                                      ----------
CONSUMER STAPLES--
BEVERAGES--1.65%
Coca-Cola Co. (The)                                           6,000      280,080
International Flavors & Fragrances Inc.                         900       42,120
PepsiCo, Inc.                                                 2,800      176,820
                                                                      ----------
                                                                         499,020

FOOD PRODUCTS--1.88%
Bunge Limited                                                 1,625      128,960
H.J. Heinz Co.                                                2,600      119,262
McCormick & Co., Inc. (c)                                     3,700      141,673
Sensient Technologies Corp.                                   7,400      181,226
                                                                      ----------
                                                                         571,121

FOOD & DRUG RETAILING--1.22%
SUPERVALU INC                                                 3,475   $  128,436
Wal-Mart Stores, Inc.                                         5,000      241,500
                                                                      ----------
                                                                         369,936

HOUSEHOLD PRODUCTS--1.61%
Kimberly-Clark Corp.                                          2,200      149,842
Procter & Gamble Co. (The)                                    5,300      336,497
                                                                      ----------
                                                                         486,339

PERSONAL PRODUCTS--0.88%
Alberto-Culver Co.                                            1,800       39,870
Avon Products, Inc.                                           3,050      111,813
Colgate-Palmolive Co.                                         1,475       99,356
Sally Beauty Holdings, Inc.*                                  1,800       16,290
                                                                      ----------
                                                                         267,329
                                                                      ----------
   TOTAL CONSUMER STAPLES--7.24%                                       2,193,745
                                                                      ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--0.97%
Schlumberger Ltd.                                             2,400      150,720
Weatherford International Ltd.*                               3,600      144,540
                                                                      ----------
                                                                         295,260

OIL & GAS--5.48%
Anadarko Petroleum Corp.                                      3,600      144,828
BP PLC ADR                                                    5,092      313,871
Chevron Corp.                                                 6,001      411,729
Exxon Mobil Corp.                                            11,000      788,480
                                                                      ----------
                                                                       1,658,908
                                                                      ----------
   TOTAL ENERGY--6.45%                                                 1,954,168
                                                                      ----------
FINANCIALS--
COMMERCIAL BANKS--4.32%
Bank of America Corp.                                        10,000      508,700
PNC Financial Services Group, Inc.                            3,000      219,930
U.S. Bancorp                                                  6,000      213,960
Wachovia Corp.                                                3,600      199,332
Wells Fargo & Co.                                             4,800      166,560
                                                                      ----------
                                                                       1,308,482

DIVERSIFIED FINANCIALS--5.60%
Allied Capital Corp.                                          3,400      105,910
Citigroup Inc.                                               14,500      730,800
Goldman Sachs Group, Inc. (The)                               1,000      201,600
JPMorgan Chase & Co.                                          2,092      103,345
Morgan Stanley                                                6,000      449,520
Charles Schwab Corp. (The)                                    5,650      104,412
                                                                      ----------
                                                                       1,695,587

COMMON STOCKS

                                                             SHARES     VALUE

INSURANCE--4.70%
Allstate Corp. (The)                                          2,300   $  138,138
American International Group, Inc.                            5,731      384,550
Aspen Insurance Holdings Ltd.                                 3,925      104,012
Genworth Financial Inc. (Class A)                             6,200      219,294
Prudential Financial, Inc.                                    3,000      272,820
RenaissanceRe Holdings Ltd.                                   2,000      102,560
Travelers Companies, Inc. (The)                               4,000      203,040
                                                                      ----------
                                                                       1,424,414

REAL ESTATE--0.12%
Realogy Corp.*                                                1,275       37,714
                                                                      ----------
   TOTAL FINANCIALS--14.74%                                            4,466,197
                                                                      ----------
HEALTH CARE--
BIOTECHNOLOGY--0.66%
Amgen Inc.*                                                   1,300       83,538
Genzyme Corp.*                                                  875       54,075
Gilead Sciences, Inc.*                                          875       62,615
                                                                      ----------
                                                                         200,228

HEALTH CARE EQUIPMENT & SUPPLIES--1.34%
Advanced Medical Optics, Inc.*                                1,025       39,504
Beckman Coulter, Inc.                                         2,000      128,320
Biomet, Inc.                                                  2,700      114,291
Zimmer Holdings, Inc.*                                        1,460      123,122
                                                                      ----------
                                                                         405,237

HEALTH CARE PROVIDERS & SERVICES--0.50%
DaVita, Inc.*                                                   925       50,459
Patterson Companies Inc.*                                     3,000      100,140
                                                                      ----------
                                                                         150,599

PHARMACEUTICALS--5.87%
Abbott Laboratories                                           4,200      229,404
Allergan, Inc.                                                1,000      111,710
Eli Lilly & Co.                                               3,850      202,664
Endo Pharmaceuticals Holdings Inc.*                           1,750       54,617
Johnson & Johnson                                             6,000      378,300
Merck & Co. Inc.                                              5,300      234,048
Pfizer Inc.                                                  15,000      374,400
Wyeth                                                         3,950      193,234
                                                                      ----------
                                                                       1,778,377
                                                                      ----------
   TOTAL HEALTH CARE--8.37%                                            2,534,441
                                                                      ----------
INDUSTRIALS--
AEROSPACE & DEFENSE--1.23%
General Dynamics Corp.                                        1,400      107,044
Goodrich Corp.                                                1,900       93,195
L-3 Communications Holdings, Inc.                             1,000       87,100
Northrop Grumman Corp.                                        1,200       86,220
                                                                      ----------
                                                                         373,559

AIRFREIGHT & COURIERS--0.33%
FedEx Corp.                                                     875   $   99,907

COMMERCIAL SERVICES & SUPPLIES--0.85%
Avis Budget Group Inc.                                          510       13,561
Cintas Corp.                                                  2,000       80,760
Equifax Inc.                                                  2,100       81,312
R. R. Donnelley & Sons Co.                                    2,300       83,214
                                                                      ----------
                                                                         258,847

INDUSTRIAL CONGLOMERATES--2.68%
3M Co.                                                        1,925      142,604
General Electric Co.                                         16,000      558,720
Tyco International Ltd.                                       3,600      110,988
                                                                      ----------
                                                                         812,312

MACHINERY--1.98%
Caterpillar Inc.                                              1,100       70,862
Danaher Corp.                                                 1,400      100,296
Dover Corp.                                                   1,700       81,243
Eaton Corp.                                                   1,100       89,111
Illinois Tool Works Inc.                                      1,800       93,060
Ingersoll-Rand Co. Ltd (Class A)                              1,900       82,289
Parker Hannifin Corp.                                         1,000       82,390
                                                                      ----------
                                                                         599,251

ROAD & RAIL--0.35%
Burlington Northern Santa Fe Corp.                            1,350      106,907

TRADING COMPANIES & DISTRIBUTORS--0.28%
W.W. Grainger, Inc.                                           1,100       84,865

TRANSPORTATION INFRASTRUCTURE--0.31%
Ryder System, Inc.                                            1,800       92,592
                                                                      ----------
   TOTAL INDUSTRIALS--8.01%                                            2,428,240
                                                                      ----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--2.39%
Arris Group Inc.*                                             3,900       51,246
Cisco Systems, Inc.*                                         11,700      303,498
Harris Corp.                                                  2,300      112,884
Motorola, Inc.                                                6,200      114,824
Nokia Oyj ADR                                                 6,500      141,895
                                                                      ----------
                                                                         724,347

COMPUTERS & PERIPHERALS--1.65%
Dell Inc.*                                                    6,800      155,380
EMC Corp.*                                                    7,500      104,625
Electronics for Imaging, Inc.*                                1,950       44,499
Hewlett-Packard Co.                                           5,000      196,900
                                                                      ----------
                                                                         501,404

COMMON STOCKS

                                                            SHARES      VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.16%
Agilent Technologies, Inc.*                                  1,525   $    48,373

IT CONSULTING & SERVICES--0.14%
Global Payments Inc.                                         1,075        41,355

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.25%
Intel Corp.                                                 13,000       258,050
Linear Technology Corp.                                      1,500        49,785
Texas Instruments Inc.                                       2,300        71,208
                                                                     -----------
                                                                         379,043

SOFTWARE--3.02%
Electronic Arts Inc.*                                        1,500        75,630
Microsoft Corp.                                             23,300       656,361
Oracle Corp.*                                               11,100       182,373
                                                                     -----------
                                                                         914,364
                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--8.61%                                 2,608,886
                                                                     -----------
MATERIALS--
CHEMICALS--0.66%
Dow Chemical Co. (The)                                       1,600        70,080
Eastman Chemical Co.                                           600        35,472
PPG Industries, Inc.                                           900        59,625
Sigma-Aldrich Corp.                                            800        32,800
                                                                     -----------
                                                                         197,977

CONTAINERS & PACKAGING--0.11%
Ball Corp.                                                     700        32,410

METALS & MINING--0.55%
Nucor Corp.                                                  1,200        73,044
Phelps Dodge Corp.                                             400        49,964
United States Steel Corp.                                      500        44,310
                                                                     -----------
                                                                         167,318

PAPER & FOREST PRODUCTS--0.32%
International Paper Co.                                      1,300        46,813
Louisiana-Pacific Corp.                                      1,000        20,640
MeadWestvaco Corp.                                           1,000        30,450
                                                                     -----------
                                                                          97,903
                                                                     -----------
   TOTAL MATERIALS--1.64%                                                495,608
                                                                     -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--1.81%
ALLTEL Corp.                                                 2,400       145,416
Sprint Nextel Corp.                                         10,263       197,871
Verizon Communications Inc.                                  2,580        96,569
Windstream Corp.                                             7,100       106,855
                                                                     -----------
                                                                         546,711

WIRELESS TELECOMMUNICATION SERVICES--0.44%
Vodafone Group PLC ADR                                       4,812   $   134,255
                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES--2.25%                               680,966
                                                                     -----------
UTILITIES--
ELECTRIC UTILITIES--2.89%
Ameren Corp.                                                 3,000       156,690
CenterPoint Energy, Inc.                                     5,500        98,120
Constellation Energy Group                                   5,000       393,350
Exelon Corp.                                                 1,400        92,302
Southern Co.                                                 1,600        57,280
Wisconsin Energy Corp.                                       1,600        76,720
                                                                     -----------
                                                                         874,462
                                                                     -----------
   TOTAL UTILITIES--2.89%                                                874,462
                                                                     -----------
   TOTAL COMMON STOCK--67.92%
      (Cost $16,231,456)                                              20,574,565
                                                                     -----------

BONDS AND NOTES

                                                              FACE
                                                             AMOUNT

CONSUMER STAPLES--
PERSONAL PRODUCTS--1.73%
Avon Products, Inc.,
   7.15%, 11/15/09                                          $500,000     525,097
                                                                       ---------
   TOTAL CONSUMER STAPLES--1.73%                                         525,097
                                                                       ---------
FINANCIALS--
COMMERCIAL BANKS--2.51%
Royal Bank of Scotland GRP PLC, yankee bond, 6.40%,
   04/01/09                                                  500,000     514,111
Washington Mutual Inc.,
   4.20%, 01/15/10                                           250,000     244,379
                                                                       ---------
                                                                         758,490
DIVERSIFIED FINANCIALS--4.54%
General Electric Capital Corp.,
   3.75%, 12/15/09                                           350,000     339,437
JPMorgan & Co., Inc.,
   6.00%, 01/15/09                                           500,000     507,667
Weingarten Realty Investors,
   7.35%, 07/20/09                                           500,000     527,155
                                                                       ---------
                                                                       1,374,259
INSURANCE--1.79%
Mony Group Inc. (The),
   8.35%, 03/15/10                                           500,000     542,108
                                                                       ---------
   TOTAL FINANCIALS--8.84%                                             2,674,857
                                                                       ---------

BONDS AND NOTES

                                                           FACE
                                                          AMOUNT        VALUE

INDUSTRIALS--
TRANSPORTATION INFRASTRUCTURE--1.50%
Hertz Corp., 7.40%, 03/01/11                            $  455,000   $   455,000
                                                                     -----------
      TOTAL INDUSTRIALS--1.50%                                           455,000
                                                                     -----------
      TOTAL BONDS--12.07%
         (Cost $3,551,269)                                             3,654,954
                                                                     -----------
U S GOVERNMENT AGENCY SECURITIES

U S GOVERNMENT AGENCY SECURITIES--15.52%
Federal Farm Credit Bank
   4.70%, 10/06/08                                         400,000       397,852
Federal Farm Credit Bank
   4.15%, 11/30/09                                         350,000       343,129
Federal Home Loan Bank,
   2.45%, 03/23/07 (a)                                   1,500,000     1,497,419
Federal Home Loan Bank,
   4.40%, 12/28/09                                         750,000       739,131
Federal Home Loan Mortgage Corp.,
   5.27%, 10/12/10                                       1,000,000       995,565
Federal Home Loan Mortgage Corp.,
   Pool #284839, 8.50%, 01/01/17                             4,523         4,794
Federal National Mortgage Association,
   4.75%, 08/25/08                                         700,000       699,157
Federal National Mortgage Association,
   Pool #048974, 8.00%, 06/01/17                            23,075        24,141
                                                                     -----------
      TOTAL US GOVERNMENT AGENCY  SECURITIES--15.52%
         (Cost $4,723,579)                                             4,701,188
                                                                     -----------

MONEY MARKET FUND

                                                          SHARES

SM&R Money Market Fund, 4.77% (b)                              847           847
                                                                     -----------
      TOTAL MONEY MARKET FUND--0.00%
         (Cost $847)                                                         847
                                                                     -----------

COMMERCIAL PAPER

                                                           FACE
                                                          AMOUNT

CONSUMER STAPLES--
FOOD PRODUCTS--1.02%
Kraft Products,
   5.25%, 03/01/07                                      $  310,000       310,000
                                                                     -----------
      TOTAL CONSUMER ENERGY--1.02%                                       310,000
                                                                     -----------

UTILITIES--
ELECTRIC--3.02%
Hawaiian Electric Co.,
   5.32%, 03/02/07                                      $  708,000   $   707,895
Hawaiian Electric Co.,
   5.32%, 03/05/07                                         208,000       207,877
                                                                     -----------
                                                                         915,772
                                                                     -----------
      TOTAL UTILITIES--3.02%                                             915,772
                                                                     -----------
      TOTAL COMMERCIAL PAPER--4.04%
         (Cost $1,225,772)                                             1,225,772
                                                                     -----------
      TOTAL INVESTMENTS--99.55%
         (Cost $25,732,923)                                           30,157,326
      CASH AND OTHER ASSETS,
         LESS LIABILITIES--0.45%                                         135,148
                                                                     -----------
      NET ASSETS--100.00%                                            $30,292,474
                                                                     ===========

*    --Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Long term obligations that will mature in less than one year.

(b) The rate quoted is the annualized seven-day yield of the fund at February 28, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

(c)  Non-voting shares

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        7.75%
Consumer Staples             10.04%
Energy                        6.48%
Financials                   23.68%
Health Care                   8.41%
Industrials                   9.56%
Information Technology        8.65%
Materials                     1.64%
Telecommunication Services    2.26%
U.S. Government              15.59%
Utilities                     5.94%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R BALANCED FUND

ASSETS
Investments in unaffiliated securities, at value
   (Cost $25,732,076)                                                $30,156,479
Investment in affiliated money market fund (Cost $847)                       847
                                                                     -----------
   Total investments (Cost $25,732,923)                               30,157,326
Prepaid expenses                                                          19,756
Receivable for:

   Investments securities sold                                                32
   Dividends                                                              52,228
   Interest                                                              138,972
   Expense reimbursement                                                   2,430
Other assets                                                              15,067
                                                                     -----------
      TOTAL ASSETS                                                    30,385,811
                                                                     -----------
LIABILITIES
Capital stock reacquired                                                  19,728
Payable to investment adviser for fund expenses                           14,293
Accrued:
   Investment advisory fees                                               17,804
   Service fees                                                            5,935
   Distribution fees                                                       7,942
Other liabilities                                                         27,635
                                                                     -----------
      TOTAL LIABILITIES                                                   93,337
                                                                     -----------
      NET ASSETS (applicable to shares outstanding)                  $30,292,474
                                                                     ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                           $25,584,273
Undistributed net investment income                                       86,450
Accumulated net realized gain (loss) on investments                      197,348
Net unrealized appreciation (depreciation) of investments              4,424,403
                                                                     -----------
Net Assets                                                           $30,292,474
                                                                     ===========
NET ASSETS:
Class A                                                              $ 4,496,484
--------------------------------------------------------------------------------
Class B                                                              $ 2,689,127
--------------------------------------------------------------------------------
Class T                                                              $23,106,863
--------------------------------------------------------------------------------
   TOTAL NET ASSETS:                                                 $30,292,474
                                                                     ===========
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                         50,000,000
   Outstanding                                                           253,126
--------------------------------------------------------------------------------
Class B:
   Authorized                                                         25,000,000
   Outstanding                                                           149,992
--------------------------------------------------------------------------------
Class T:
   Authorized                                                         25,000,000
   Outstanding                                                         1,249,197
--------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                    $     17.76
   Offering price per share: (Net Assets value of $17.76 / 95%)      $     18.70
--------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                      $     17.93
--------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                    $     18.50
   Offering price per share: (Net Assets value of $18.50 / 94.25%)   $     19.63
--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)

SM&R BALANCED FUND

INVESTMENT INCOME
Dividends                                                            $  240,488
Interest                                                                278,609
Interest from affiliated money market fund                                  118
                                                                     ----------
      TOTAL INVESTMENT INCOME                                           519,215
                                                                     ----------
EXPENSES
Investment advisory fees                                                113,616
Service fees                                                             37,872
Professional fees                                                         7,088
Custody and transaction fees                                              8,615
Directors' fees                                                           2,903
Insurance expenses                                                        5,705
Compliance expenses                                                       2,601
Qualification fees
   Class A                                                                3,145
   Class B                                                                2,051
   Class T                                                                7,396
Shareholder reporting expenses
   Class A                                                                2,485
   Class B                                                                1,676
   Class T                                                                2,842
Distribution fees
   Class A                                                                5,693
   Class B                                                               10,283
                                                                     ----------
      TOTAL EXPENSES                                                    213,971
      LESS EXPENSES REIMBURSED                                          (15,843)
                                                                     ----------
      NET EXPENSES                                                      198,128
                                                                     ----------
INVESTMENT INCOME (LOSS)--NET                                           321,087
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                              225,585
   Change in unrealized appreciation (depreciation) of investments    1,398,430
                                                                     ----------
NET GAIN (LOSS) ON INVESTMENTS                                        1,624,015
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $1,945,102
                                                                     ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R BALANCED FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                        FEBRUARY 28,     AUGUST 31,
                                                                     ----------------   ------------
                                                                           2007             2006
                                                                     ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                       $   321,087      $   569,854
   Net realized gain (loss) on investments                                 225,585        1,764,695
   Change in unrealized depreciation of investments                      1,398,430         (951,013)
                                                                       -----------      -----------
   Net increase (decrease) in net assets resulting from operations       1,945,102        1,383,536
                                                                       -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                              (57,462)         (85,723)
      Class B                                                              (29,157)         (38,847)
      Class T                                                             (281,764)        (403,808)
   Capital gains
      Class A                                                             (270,917)        (217,989)
      Class B                                                             (158,887)        (120,455)
      Class T                                                           (1,312,231)        (941,602)
                                                                       -----------      -----------
      Total distributions to shareholders                               (2,110,418)      (1,808,424)
                                                                       -----------      -----------
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                              102,011         (519,607)
      Class B                                                              (66,269)        (274,951)
      Class T                                                              846,777         (128,140)
                                                                       -----------      -----------
      Total capital share transactions--net                                882,519         (922,698)
                                                                       -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    717,203       (1,347,586)
NET ASSETS
   Beginning of period                                                  29,575,271       30,922,857
                                                                       -----------      -----------
   End of period                                                       $30,292,474      $29,575,271
                                                                       ===========      ===========
Undistributed Net Investment Income                                    $    86,450      $   133,747
                                                                       ===========      ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R BALANCED FUND

                                                                      CLASS A SHARES
                                               ----------------------------------------------------------
                                                (UNAUDITED)
                                                SIX MONTHS
                                                  ENDED
                                               FEBRUARY 28,               YEAR ENDED AUGUST 31,
                                               ------------   -------------------------------------------
                                                   2007        2006     2005     2004     2003      2002
                                               ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period              $17.91      $18.19   $17.60   $16.65   $15.93   $17.44
Income (loss) from investment operations
   Investment income (loss)--net                    0.20        0.32     0.35     0.28     0.32     0.39
   Net realized and unrealized gain (loss)
      on investments                                0.98        0.50     0.65     1.18     0.77    (1.47)
                                                  ------      ------   ------   ------   ------   ------
         Total from investment operations           1.18        0.82     1.00     1.46     1.09    (1.08)
Less distributions
   Investment income--net                          (0.23)      (0.31)   (0.35)   (0.30)   (0.37)   (0.43)
   Capital gains                                   (1.10)      (0.79)   (0.06)   (0.21)      --       --
                                                  ------      ------   ------   ------   ------   ------
         Total distributions                       (1.33)      (1.10)   (0.41)   (0.51)   (0.37)   (0.43)
                                                  ------      ------   ------   ------   ------   ------
Net asset value, end of period                    $17.76      $17.91   $18.19   $17.60   $16.65   $15.93
                                                  ======      ======   ======   ======   ======   ======
Total return (1)                                    6.62%**     4.65%    5.73%    8.83%    7.02%   (6.29)%
                                                  ======      ======   ======   ======   ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)         $4,496      $4,430   $5,030   $4,409   $3,419   $3,183
Ratio of expenses with reimbursement to
   average net assets (2)                           1.30%*      1.30%    1.30%    1.30%    1.30%    1.45%
Ratio of expenses without reimbursement to
   average net assets                               1.67%*      1.71%    1.73%    1.64%    1.69%    1.73%
Ratio of net investment income to net assets        2.13%*      1.90%    1.85%    1.51%    2.02%    2.27%
Portfolio turnover rate                             5.47%      21.82%   23.18%   11.15%   23.83%   25.80%

                                                                      CLASS B SHARES
                                               ----------------------------------------------------------
                                               (UNAUDITED)
                                               SIX MONTHS
                                                  ENDED
                                               FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                               ------------   -------------------------------------------
                                                   2007        2006     2005     2004     2003     2002
                                               ------------   ------   ------   ------   ------   -------
Net asset value, beginning of period              $18.08      $18.37   $17.78   $16.83   $16.18   $17.72
Income (loss) from investment operations
   Investment income (loss)--net                    0.15        0.24     0.25     0.20     0.24     0.30
   Net realized and unrealized gain (loss)
      on investments                                1.00        0.51     0.66     1.19     0.72    (1.47)
                                                  ------      ------   ------   ------   ------   ------
         Total from investment operations           1.15        0.75     0.91     1.39     0.96    (1.17)
Less distributions
   Investment income--net                          (0.20)      (0.25)   (0.26)   (0.23)   (0.31)   (0.37)
   Capital gains                                   (1.10)      (0.79)   (0.06)   (0.21)      --       --
                                                  ------      ------   ------   ------   ------   ------
         Total distributions                       (1.30)      (1.04)   (0.32)   (0.44)   (0.31)   (0.37)
                                                  ------      ------   ------   ------   ------   ------
Net asset value, end of period                    $17.93      $18.08   $18.37   $17.78   $16.83   $16.18
                                                  ======      ======   ======   ======   ======   ======
Total return (1)                                    6.35%**     4.20%    5.15%    8.33%    6.10%   (6.69)%
                                                  ======      ======   ======   ======   ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)         $2,689      $2,772   $3,095   $2,952   $2,336   $2,105
Ratio of expenses with reimbursement to
   average net assets (2)                           1.80%*      1.80%    1.80%    1.80%    1.80%    1.95%
Ratio of expenses without reimbursement to
   average net assets                               2.20%*      2.24%    2.23%    2.13%    2.18%    2.22%
Ratio of net investment income to average
   net assets                                       1.62%*      1.40%    1.36%    1.00%    1.51%    1.77%
Portfolio turnover rate                             5.47%      21.82%   23.18%   11.15%   23.83%   25.80%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for Class A and 1.80% for Class B until December 31, 2007.

See notes to financial statements.

                                                                      CLASS T SHARES
                                             --------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                  YEAR ENDED AUGUST 31,
                                             ------------   -----------------------------------------------
                                                 2007         2006      2005      2004      2003      2002
                                             ------------   -------   -------   -------   -------   -------
Net asset value, beginning of period            $ 18.60     $ 18.85   $ 18.21   $ 17.18   $ 16.42   $ 17.91
Income (loss) from investment operations
   Investment income (loss)--net                   0.21        0.36      0.36      0.29      0.34      0.43
   Net realized and unrealized gain (loss)
      on investments                               1.03        0.51      0.68      1.24      0.77     (1.50)
                                                -------     -------   -------   -------   -------   -------
         Total from investment operations          1.24        0.87      1.04      1.53      1.11     (1.07)
Less distributions
   Investment income--net                         (0.24)      (0.33)    (0.34)    (0.29)    (0.35)    (0.42)
   Capital gains                                  (1.10)      (0.79)    (0.06)    (0.21)       --        --
                                                -------     -------   -------   -------   -------   -------
         Total distributions                      (1.34)      (1.12)    (0.40)    (0.50)    (0.35)    (0.42)
                                                -------     -------   -------   -------   -------   -------
Net asset value, end of period                  $ 18.50     $ 18.60   $ 18.85   $ 18.21   $ 17.18   $ 16.42
                                                =======     =======   =======   =======   =======   =======
Total return (1)                                   6.66%**     4.79%     5.77%     8.95%     6.95%    (6.07)%
                                                =======     =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $23,107     $22,373   $22,798   $22,785   $21,569   $21,631
Ratio of expenses with reimbursement to
   average net assets                              1.25%*      1.25%     1.24%     1.23%     1.25%     1.25%
Ratio of expenses without reimbursement to
   average net assets                              1.27%*      1.29%     1.24%     1.23%     1.26%     1.27%
Ratio of net investment income to
   average net assets                              2.18%*      1.95%     1.92%     1.58%     2.08%     2.47%
Portfolio turnover rate                            5.47%      21.82%    23.18%    11.15%    23.83%    25.80%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 2007 (Unaudited)

SM&R GOVERNMENT BOND FUND

CORPORATE BONDS

                                                                       INTEREST/
                                                            MATURITY    STATED
                                                              DATE      RATE(%)    FACE AMOUNT      VALUE
FINANCIALS--
DIVERSIFIED FINANCIALS--1.85%
MBNA Master Credit Card Trust                               02/15/12     7.000      $  500,000   $   524,680
                                                                                                 -----------
   TOTAL FINANCIALS--1.85%                                                                           524,680
                                                                                                 -----------
MATERIALS--
METALS & MINING--3.72%
Carpenter Technology Corp.                                  05/15/13     6.625       1,000,000     1,051,359
                                                                                                 -----------
   TOTAL MATERIALS--3.72%                                                                          1,051,359
                                                                                                 -----------
   TOTAL CORPORATE BONDS--5.57%
      (Cost $17,432,008)                                                                           1,576,039
                                                                                                 -----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--56.07%
Federal Home Loan Bank (a)                                  10/05/07     3.375       1,500,000     1,483,698
Federal Home Loan Mortgage Corp. (a)                        03/15/07     7.000             463           462
Federal Home Loan Mortgage Corp.                            11/15/13     4.875       1,000,000     1,001,509
Federal National Mortgage Assoc.                            02/01/08     3.875         500,000       494,632
Federal National Mortgage Assoc.                            02/15/09     3.250       1,100,000     1,067,548
Federal National Mortgage Assoc.                            02/15/10     3.875       1,100,000     1,073,075
Federal National Mortgage Assoc.                            12/15/10     4.750       1,900,000     1,897,032
Federal National Mortgage Assoc.                            02/01/11     6.250       1,850,000     1,933,641
Federal National Mortgage Assoc.                            03/15/11     5.500       1,300,000     1,331,546
Federal National Mortgage Assoc.                            03/29/11     5.600       1,925,000     1,925,212
Federal National Mortgage Assoc.                            04/26/11     5.670       1,000,000     1,000,336
Federal National Mortgage Assoc.                            07/13/11     6.000       1,000,000     1,002,076
Federal National Mortgage Assoc.                            11/15/11     5.375       1,610,000     1,648,168
Private Export Funding Corp.                                01/15/10     7.200          15,000        15,927
                                                                                                 -----------
                                                                                                  15,874,862
U S GOVERNMENT SECURITIES--33.37%
U S Treasury Note                                           05/15/08     5.625         500,000       504,746
U S Treasury Note                                           05/15/08     2.625         700,000       682,336
U S Treasury Note                                           10/15/08     3.125         800,000       780,531
U S Treasury Note                                           02/15/09     3.000       1,000,000       969,414
U S Treasury Note                                           10/15/10     4.250       1,700,000     1,685,191
U S Treasury Note                                           11/15/12     4.000       2,000,000     1,951,016
U S Treasury Note                                           05/15/14     4.750       1,319,000     1,336,106
U S Treasury Note                                           02/15/15     4.000         600,000       578,157
U S Treasury Note                                           05/15/16     7.250         800,000       958,656
                                                                                                 -----------
                                                                                                   9,446,153
                                                                                                 -----------
   TOTAL U S GOVERNMENT AGENCY and
      U S GOVERNMENT SECURITIES--89.44%
      (Cost $9,435,005)                                                                           25,321,015
                                                                                                 -----------

U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

                                               MATURITY      INTEREST/
                                                 DATE     STATED RATE(%)   FACE AMOUNT     VALUE
GOVERNMENT AGENCIES--3.82%
Federal Farm Credit Bank                       03/01/07        5.120         $332,000    $   332,000
Federal Home Loan Note                         03/09/07        5.150          500,000        499,427
Federal National Mortgage Association          03/12/07        5.170          250,000        249,604
                                                                                         -----------
                                                                                           1,081,031
                                                                                         -----------
   TOTAL U S GOVERNMENT AGENCY
   SHORT-TERM OBLIGATIONS--3.82%
      (Cost $1,081,031)                                                                    1,081,031
                                                                                         -----------
MONEY MARKET FUND                                                              SHARES
SM&R Money Market Fund, 4.77% (b)                                              26,564         26,564
                                                                                         -----------
   TOTAL MONEY MARKET FUND--0.09%
      (Cost $26,564)                                                                          26,564
                                                                                         -----------
   TOTAL INVESTMENTS--98.92%
      (Cost $27,974,608)                                                                  28,004,649
   CASH AND OTHER ASSETS, LESS LIABILITIES--1.08%                                            306,314
                                                                                         -----------
   NET ASSETS--100.00%                                                                   $28,310,963
                                                                                         ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Long term obligations that will mature in less than one year.

(b) The rate quoted is the annualized seven-day yield of the fund at February 28, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Financials         1.87%
Materials          3.75%
Miscellaneous      0.10%
U.S. Government   94.28%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R GOVERNMENT BOND FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $27,948,044)   $ 27,978,085
Investment in affiliated money market fund (Cost $26,564)                   26,564
                                                                      ------------
   Total investments (Cost $27,974,608)                                 28,004,649
Prepaid expenses                                                            16,512
Receivable for:
   Interest                                                                332,167
   Expense reimbursement                                                     7,013
Other assets                                                                 2,782
                                                                      ------------
      TOTAL ASSETS                                                      28,363,123
                                                                      ------------
LIABILITIES
Capital stock reacquired                                                     3,878
Distribution payable                                                           634
Payable to investment adviser for fund expenses                             12,301
Accrued:
   Investment advisory fees                                                 10,785
   Service fees                                                              5,393
   Distribution fees                                                         1,816
Other liabilities                                                           17,353
                                                                      ------------
      TOTAL LIABILITIES                                                     52,160
                                                                      ------------
      NET ASSETS (applicable to shares outstanding)                   $ 28,310,963
                                                                      ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                            $ 28,787,557
Accumulated net realized gain (loss) on investments                       (506,635)
Net unrealized appreciation (depreciation) of investments                   30,041
                                                                      ------------
Net Assets                                                            $ 28,310,963
                                                                      ============
NET ASSETS:
Class A                                                               $  1,034,762
----------------------------------------------------------------------------------
Class B                                                               $    644,117
----------------------------------------------------------------------------------
Class T                                                               $ 26,632,084
----------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                   $ 28,310,963
                                                                      ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                          100,001,150
   Outstanding                                                              99,767
----------------------------------------------------------------------------------
Class B:
   Authorized                                                          100,000,000
   Outstanding                                                              62,196
----------------------------------------------------------------------------------
Class T:
   Authorized                                                           23,000,000
   Outstanding                                                           2,601,971
----------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                     $      10.37
   Offering price per share: (Net Assets value of $10.37 / 95.25%)    $      10.89
----------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                       $      10.36
----------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                     $      10.24
   Offering price per share: (Net Assets value of $10.24 / 95.5%)     $      10.72
----------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)

SM&R GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                             $668,984
Interest from affiliated money market fund                                791
                                                                     --------
      TOTAL INVESTMENT INCOME                                         669,775
                                                                     --------
EXPENSES
Investment advisory fees                                               69,587
Service fees                                                           34,794
Professional fees                                                       6,458
Custody and transaction fees                                            3,984
Directors' fees                                                         2,903
Compliance expenses                                                     2,429
Insurance expenses                                                      5,235
Qualification fees
   Class A                                                              4,241
   Class B                                                              2,374
   Class T                                                             10,092
Shareholder reporting expenses
   Class A                                                                878
   Class B                                                                715
   Class T                                                              1,091
Distribution fees
   Class A                                                              1,248
   Class B                                                              2,432
                                                                     --------
      TOTAL EXPENSES                                                  148,461
      LESS EXPENSES REIMBURSED                                        (45,208)
                                                                     --------
      NET EXPENSES                                                    103,253
                                                                     --------
INVESTMENT INCOME (LOSS)--NET                                         566,522
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                            (71,745)
   Change in unrealized appreciation (depreciation) of investments    258,150
                                                                     --------
NET GAIN (LOSS) ON INVESTMENTS                                        186,405
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $752,927
                                                                     ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R GOVERNMENT BOND FUND

                                                                       (UNAUDITED)
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                       FEBRUARY 28,      AUGUST 31,
                                                                     ----------------   ------------
                                                                           2007             2006
                                                                     ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                       $   566,522      $   967,609
   Net realized gain (loss) on investments                                 (71,745)        (257,242)
   Change in unrealized appreciation (depreciation) of investments         258,150         (285,397)
                                                                       -----------      -----------
   Net increase (decrease) in net assets resulting from operations         752,927          424,970
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                              (20,391)         (33,623)
      Class B                                                              (11,616)         (25,134)
      Class T                                                             (535,091)        (908,798)
                                                                       -----------      -----------
      Total distributions to shareholders                                 (567,098)        (967,555)
CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                               51,500          (40,465)
      Class B                                                              (56,092)        (293,136)
      Class T                                                              263,962         (144,086)
                                                                       -----------      -----------
      Total capital share transactions--net                                259,370         (477,687)
                                                                       -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    445,199       (1,020,272)
NET ASSETS
   Beginning of period                                                  27,865,764       28,886,036
                                                                       -----------      -----------
   End of period                                                       $28,310,963      $27,865,764
                                                                       ===========      ===========
   Undistributed Net Investment Income                                 $        --      $       576
                                                                       ===========      ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                               CLASS A SHARES
                                                       ------------------------------------------------------------
                                                        (UNAUDITED)
                                                        SIX MONTHS
                                                           ENDED
                                                       FEBRUARY 28,               YEAR ENDED AUGUST 31,
                                                       ------------   ---------------------------------------------
                                                           2007        2006     2005        2004     2003     2002
                                                       ------------   ------   ------      ------   ------   ------
Net asset value, beginning of period                       $10.30     $10.50   $10.56      $10.75   $10.88   $10.75
Income (loss) from investment operations
   Investment income (loss)--net                             0.21       0.36     0.25        0.23     0.40     0.48
   Net realized and unrealized gain (loss)
      on investments                                         0.07      (0.20)   (0.06)       0.11    (0.13)    0.13
                                                           ------     ------   ------      ------   ------   ------
         Total from investment operations                    0.28       0.16     0.19        0.34     0.27     0.61
Less distributions
   Investment income--net                                   (0.21)     (0.36)   (0.25)      (0.23)   (0.40)   (0.48)
   Capital gains                                               --         --    (0.00)***   (0.30)      --       --
                                                           ------     ------   ------      ------   ------   ------
         Total distributions                                (0.21)     (0.36)   (0.25)      (0.53)   (0.40)   (0.48)
                                                           ------     ------   ------      ------   ------   ------
Net asset value, end of period                             $10.37     $10.30   $10.50      $10.56   $10.75   $10.88
                                                           ======     ======   ======      ======   ======   ======
Total return (1)                                             2.74%**    1.57%    1.93%       3.14%    2.51%    5.82%
                                                           ======     ======   ======      ======   ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                  $1,035     $  976   $1,036      $  983   $1,240   $1,137
Ratio of expenses with reimbursement to average
   net assets (2)                                            0.73%*     0.73%    0.73%       0.73%    0.73%    1.12%
Ratio of expenses without reimbursement to average
   net assets                                                2.18%*     2.19%    2.32%       2.04%    1.75%    1.80%
Ratio of net investment income to average net assets         4.08%*     3.46%    2.43%       2.13%    3.62%    4.73%
Portfolio turnover rate                                     24.15%     78.38%   51.35%      50.62%   99.26%   25.87%

                                                                               CLASS B SHARES
                                                       ------------------------------------------------------------
                                                        (UNAUDITED)
                                                        SIX MONTHS
                                                           ENDED
                                                       FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                       ------------   ---------------------------------------------
                                                           2007        2006     2005        2004     2003     2002
                                                       ------------   ------   ------      ------   ------   ------
Net asset value, beginning of period                      $10.29      $10.49   $10.55      $10.74   $10.86   $10.74
Income (loss) from investment operations
   Investment income (loss)--net                            0.18        0.31     0.20        0.17     0.33     0.43
   Net realized and unrealized gain (loss)
      on investments                                        0.07       (0.20)   (0.06)       0.11    (0.12)    0.12
                                                          ------      ------    -----      ------   ------   ------
         Total from investment operations                   0.25        0.11     0.14        0.28     0.21     0.55
Less distributions
   Investment income--net                                  (0.18)      (0.31)   (0.20)      (0.17)   (0.33)   (0.43)
   Capital gains                                              --          --    (0.00)***   (0.30)      --       --
                                                          ------      ------    -----      ------   ------   ------
         Total distributions                               (0.18)      (0.31)   (0.20)      (0.47)   (0.33)   (0.43)
                                                          ------      ------    -----      ------   ------   ------
Net asset value, end of period                            $10.36      $10.29   $10.49      $10.55   $10.74   $10.86
                                                          ======      ======    =====      ======   ======   ======
Total return (1)                                            2.50%**     1.10%    1.44%       2.65%    1.96%    5.27%
                                                          ======      ======    =====      ======   ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                 $  644      $  696   $1,009      $1,131   $1,643   $  758
Ratio of expenses with reimbursement to
   average net assets (2)                                   1.23%*      1.23%    1.23%       1.23%    1.23%    1.57%
Ratio of expenses without reimbursement to
   average net assets                                       2.60%*      2.55%    2.34%       2.06%    1.95%    2.61%
Ratio of net investment income to average net assets        3.58%*      2.94%    1.92%       1.65%    2.99%    4.20%
Portfolio turnover rate                                    24.15%      78.38%   51.35%      50.62%   99.26%   25.87%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class A and 1.23% for Class B until December 31, 2007.

See notes to financial statements.

                                                                                  CLASS T SHARES
                                                       -----------------------------------------------------------------
                                                        (UNAUDITED)
                                                        SIX MONTHS
                                                           ENDED
                                                       FEBRUARY 28,                 YEAR ENDED AUGUST 31,
                                                       ------------   --------------------------------------------------
                                                           2007         2006     2005          2004      2003      2002
                                                       ------------   -------   -------      -------   -------   -------
Net asset value, beginning of period                      $ 10.17     $ 10.36   $ 10.43      $ 10.62   $ 10.75   $ 10.64
Income (loss) from investment operations
   Investment income (loss)--net                             0.21        0.35      0.25         0.22      0.40      0.52
   Net realized and unrealized gain (loss)
      on investments                                         0.07       (0.19)    (0.07)        0.11     (0.13)     0.11
                                                          -------     -------   -------      -------   -------   -------
         Total from investment operations                    0.28        0.16      0.18         0.33      0.27      0.63
Less distributions
   Investment income--net                                   (0.21)      (0.35)    (0.25)       (0.22)    (0.40)    (0.52)
   Capital gains                                               --          --     (0.00)***    (0.30)       --        --
                                                          -------     -------   -------      -------   -------   -------
         Total distributions                               (0.21)      (0.35)    (0.25)       (0.52)    (0.40)    (0.52)
                                                          -------     -------   -------      -------   -------   -------
Net asset value, end of period                            $ 10.24     $ 10.17   $ 10.36      $ 10.43   $ 10.62   $ 10.75
                                                          =======     =======   =======      =======   =======   =======
Total return (1)                                             2.75%**     1.65%     1.84%        3.15%     2.46%     6.08%
                                                          =======     =======   =======      =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                 $26,632     $26,194   $26,841      $27,750   $27,946   $26,807
Ratio of expenses with reimbursement to
   average net assets (2)                                    0.73%*      0.73%     0.73%        0.73%     0.73%     0.93%
Ratio of expenses without reimbursement to
   average net assets                                        0.99%*      0.99%     0.96%        0.95%     0.91%     0.95%
Ratio of net investment income to average net assets         4.08%*      3.47%     2.43%        2.12%     3.60%     4.92%
Portfolio turnover rate                                     24.15%      78.38%    51.35%       50.62%    99.26%    25.87%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class T until December 31, 2007.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2007 (Unaudited)

SM&R TAX FREE FUND

MUNICIPAL BONDS

                                                                                             INTEREST/
                                                                                  MATURITY     STATED      FACE
RATING(a)                                                                           DATE      RATE(%)     AMOUNT       VALUE
            ALABAMA--1.34%
Aaa/AAA     Alabama Drinking Water Financing Authority,
               Revolving Fund Loan - Revenue Bonds, Series A                      08/15/16     4.000     $180,000   $  181,480

            ARIZONA--1.90%
Aaa/AAA     Scottsdale Industrial Development Authority
               Hospital - Revenue Bonds, Series A                                 09/01/12     6.000      250,000      257,750

            CALIFORNIA--0.19%
A1/A+       California State - General Obligation Bonds Unlimited                 06/01/11     5.250       25,000       25,217

            FLORIDA--9.28%
Aaa/AAA     Dade County, Florida Water & Sewer System - Revenue Bonds             10/01/16     5.375      400,000      411,628
Aaa/AAA     Miami - Dade County, Florida Expressway Authority
               Toll System - Revenue Bonds, Prerefunded to 07/01/2010 (b)         07/01/29     6.375      400,000      436,728
Aaa/AAA     Miami - Dade County, Florida Solid Waste System - Revenue Bonds       10/01/18     4.750      400,000      408,904
                                                                                                                    ----------
                                                                                                                     1,257,260
            HAWAII--1.98%
Aaa/AAA     Honolulu, Hawaii City & County - General Obligation Bonds Unlimited   07/01/13     5.000      250,000      268,355
            ILLINOIS--4.71%

Aaa/AAA     Chicago, Illinois - General Obligation Bonds Limited, Unrefunded,
               Series B                                                           01/01/25     5.125       15,000       15,145
Aaa/AAA     Chicago, Illinois Park District - General Obligation Bonds
               Unlimited, Series C                                                01/01/16     4.850      230,000      234,080
Aaa/NR      Rockford, Illinois - General Obligation Bonds Unlimited               12/15/18     4.500      180,000      182,922
Aaa/AAA     State of Illinois - General Obligation Bonds Unlimited                03/01/19     5.000      200,000      206,334
                                                                                                                    ----------
                                                                                                                       638,481
            INDIANA--4.27%
Aaa/AAA     Aurora, Indiana Building Corp. - Revenue Bonds                        07/15/13     4.500      405,000      422,779
Aaa/AAA     South Bend, Indiana Building Corp. - Revenue Bonds                    02/01/13     4.500      150,000      155,923
                                                                                                                    ----------
                                                                                                                       578,702
            LOUISIANA--8.62%
Aaa/AAA     Louisiana Public Facilities Authority Hospital - Revenue Bonds,
               Prerefunded, Series C to 07/01/2008 (b)                            07/01/19     5.000      335,000      344,001
Aaa/AAA     Louisiana Public Facilities Authority Hospital - Revenue Bonds,
               Unrefunded, Series C                                               07/01/19     5.000       65,000       66,428
Aaa/AAA     Monroe, Louisiana Sales and Use Tax - Revenue Bonds                   07/01/16     4.000      200,000      201,262
Aaa/AAA     New Orleans, Louisiana Sewer Service - Revenue Bonds                  06/01/18     5.000      300,000      306,504
Ba2/BB      Plaquemines, Louisiana Port, Harbor & Terminal District,
               Marine Terminal Facilities - Revenue Bonds                         09/01/07     5.000      250,000      250,050
                                                                                                                    ----------
                                                                                                                     1,168,245
            MISSISSIPPI--3.82%
NR/AAA      Greenville Mississippi Public School District - General
               Obligation Bonds Unlimited                                         12/15/11     3.250      205,000      198,985
Aaa/AAA     Mississippi Development Bank Special Obligation
               Clinton Recreational Facilities & Municipal Building -
               Revenue Bonds                                                      11/01/10     4.500      310,000      318,649
                                                                                                                    ----------
                                                                                                                       517,634
            NEW YORK--7.88%
A1/AA-      New York City, New York - General Obligation Bonds Unlimited,
               Series J                                                           08/01/18     5.000      200,000      204,880

MUNICIPAL BONDS

                                                                                             INTEREST/
                                                                                  MATURITY     STATED      FACE
RATING(a)                                                                           DATE      RATE(%)     AMOUNT       VALUE
            NEW YORK--CONTINUED
Aa1/AAA     New York City, New York - Transitional Financial Authority
               Revenue Bonds, Prerefunded, Series C to 05/01/2009 (b)             05/01/19     5.000     $145,000   $  150,607
Aa1/AAA     New York City, New York - Transitional Financial Authority
               Revenue Bonds, Unrefunded, Series C                                05/01/19     5.000      105,000      109,060
Aaa/AAA     New York State Tollway Authority Highway & Bridge - Revenue
               Bonds, Series B                                                    04/01/10     3.850      200,000      201,422
Aa2/AAA     Triborough Bridge & Tunnel Authority, New York - Revenue Bonds,
               General Purpose, Prerefunded, Series B to 01/01/2022 (b)           01/01/27     5.200      350,000      402,168
                                                                                                                    ----------
                                                                                                                     1,068,137
            NORTH CAROLINA--1.51%
Aa1/AAA     North Carolina State - General Obligation Bonds Unlimited             03/01/15     4.000      200,000      204,920

            OHIO--2.43%
Aaa/AAA     Ohio State Department of Administrative Services - Certificate
               Participation                                                      09/01/15     5.250      300,000      329,292

            TEXAS--34.89%
Aaa/AAA     Aransas County, Texas Correctional Facility Improvements - General
               Obligation Bonds Limited                                           02/15/13     3.875      250,000      251,653
Aaa/AAA     Austin, Texas Community College District - Revenue Bonds              02/01/10     4.000      100,000      100,905
Aaa/AAA     Austin, Texas Independent School District - General Obligation
               Bonds Unlimited, Series A                                          08/01/12     3.750      150,000      150,363
Aaa/AAA     College Station, Texas Utility Systems - Revenue Bonds                02/01/13     4.125      200,000      203,430
Aaa/AAA     College Station, Texas Utility Systems - Revenue Bonds                02/01/14     4.250       65,000       66,448
Aaa/AAA     Collin County, Texas Community College District,  Consolidated
               Fund - Revenue Bonds                                               02/01/15     5.250      400,000      400,504
Aaa/AAA     Dallas, Texas Independent School District - General Obligation
               Bonds Unlimited                                                    02/15/09     4.200      100,000      101,043
Aaa/AAA     El Paso, Texas Public Improvement - General Obligation
               Bonds Limited                                                      08/15/17     4.000      270,000      271,804
Aaa/AA-     Flower Mound, Texas Refunding and Improvement - General
               Obligation Bonds Limited, Prerefunded to 03/01/2007 (b)            03/01/17     5.500      190,000      190,028
Aaa/AA-     Flower Mound, Texas Refunding and Improvement - General
               Obligation Bonds Limited, Unrefunded                               03/01/17     5.500       10,000       10,015
Aaa/NR      Galveston County, Texas Public Improvements - General
               Obligation Bonds Unlimited                                         02/01/10     4.300       25,000       25,432
Aaa/NR      Galveston County, Texas Public Improvements - General
               Obligation Bonds Limited                                           02/01/11     4.375      125,000      127,719
Aaa/AAA     Jefferson County, Texas - Public Improvement Certificates of
               Obligation, Series B                                               08/01/16     4.125      255,000      259,067
Aaa/AAA     League City, Texas Public Improvements - General Obligation
               Bonds Limited                                                      02/15/13     4.750      100,000      104,536
Aaa/AAA     Lubbock County, Texas - General Obligation Bonds Limited              02/15/17     5.500      250,000      271,652
Aaa/AAA     Lubbock, Texas Municipal Drainage Utility - General Obligation
               Bonds Limited                                                      02/15/14     4.000      250,000      252,917
Aaa/AAA     Mission, Texas Consolidated Independent School District - General
               Obligation Bonds Unlimited                                         02/15/18     4.500      200,000      201,138
Aaa/AAA     Montgomery County, Texas Public Improvements - General
               Obligation Bonds Limited                                           03/01/12     4.000      250,000      253,170
Aaa/AAA     Rockwell, Texas Waterworks & Sewer - General Obligation
               Bonds Limited                                                      08/01/11     3.700      115,000      114,932

MUNICIPAL BONDS

                                                                                     INTEREST/
                                                                          MATURITY     STATED      FACE
RATING(a)                                                                   DATE      RATE(%)     AMOUNT       VALUE
            TEXAS--CONTINUED
Aaa/AAA     Round Rock, Texas Independent School District Refunding and
               Improvement - General Obligation Bonds Unlimited,
               Prerefunded to 08/01/2009 (b)                              08/01/11     4.400     $100,000   $   101,793
Aaa/AAA     Round Rock, Texas Independent School District Refunding and
               Improvement - General Obligation Bonds Unlimited,
               Unrefunded                                                 08/01/11     4.400      150,000       152,166
Aaa/AAA     San Antonio, Texas River Authority Sewer Refunding and
               Improvement - Martinez Salatrillo, Revenue Bonds           07/01/12     3.750      100,000       100,092
Aaa/NR      Tarrant County Health Facilities Development Corp. - Health
               System Revenue Bonds, (Harris Methodist Health System),
               Series 1994 (c)                                            09/01/14     6.000      200,000       224,270
Aa1/AA+     Texas A&M University Revenue and Financing System - Revenue
               Refunding Bonds, Series A                                  05/15/17     5.000      250,000       265,173
Aaa/AAA     University of Texas Permanent University Fund - Revenue
               Bonds, Prerefunded, Series A To 07/01/2011 (b)             07/01/13     6.250       45,000        49,599
Aaa/AAA     University of Texas Permanent University Fund - Revenue
               Bonds, Prerefunded, Series A To 01/01/2012 (b)             07/01/13     6.250       55,000        61,162
Aaa/AAA     University of Texas Permanent University Fund - Revenue
               Bonds, Prerefunded, Series A To 01/01/2013 (b)             07/01/13     6.250       55,000        62,304
Aaa/AAA     Waco, Texas - General Obligation Bonds Limited                02/01/16     4.000      250,000       251,863
NR/AAA      Wylie, Texas Independent School District - General
               Obligation Bonds Unlimited                                 08/15/12     4.375      100,000       102,670
                                                                                                            -----------
                                                                                                              4,727,848
            UTAH--0.04%
Aa2/AA      Utah State Housing Financial Agency - Single Family Revenue
               Bonds (d)                                                  07/01/21     6.000        5,000         5,083

            WASHINGTON--5.12%
Aaa/AAA     Seattle, Washington Municipal Light & Power - Revenue
               Bonds, Series B                                            06/01/24     5.000      100,000       102,247
Aa1/AA      State of Washington - General Obligation Bonds Unlimited,
               Series B                                                   05/01/18     5.500      300,000       330,147
Aa2/NR      Tumwater, Washington Office Building - Revenue Bonds          07/01/15     5.250      240,000       260,659
                                                                                                            -----------
                                                                                                                693,053
                                                                                                            -----------
   TOTAL MUNICIPAL BONDS--87.98%
      (Cost $11,610,009)                                                                                     11,921,457
                                                                                                            -----------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--10.90%
Farm Credit Discount Note                                                 03/01/07     5.150      278,000       278,000
Federal Home Loan Note                                                    03/09/07     5.170      400,000       399,540
Federal National Mortgage Association                                     03/07/07     5.200      800,000       799,306
                                                                                                            -----------
                                                                                                              1,476,846
                                                                                                            -----------
   TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--10.90%
      (Cost $1,476,846)                                                                                       1,476,846
                                                                                                            -----------

MONEY MARKET FUND

                                                    SHARES      VALUE

SM&R Money Market Fund, 4.77% (e)                   27,940   $    27,940
                                                             -----------
      TOTAL MONEY MARKET FUND--0.21%
         (Cost $27,940)                                           27,940
                                                             -----------
      TOTAL INVESTMENTS--99.09%
         (Cost $13,114,795)                                   13,426,243
      CASH AND OTHER ASSETS, LESS LIABILITIES--0.91%             123,282
                                                             -----------
      TOTAL NET ASSETS--100.00%                              $13,549,525
                                                             ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.

(b) Collateral for these prerefunded bonds are U.S. Government or U.S. Treasury or state or local government securities.

(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.

(d)  Security subject to the alternative minimum tax.

(e) The rate quoted is the annualized seven-day yield of the fund at February 28, 2007. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

                           SECTOR WEIGHTINGS
                                   BY
                           TOTAL INVESTMENTS

                                [CHART]

Development           5.49%
Education            17.64%
General Obligation   30.14%
Housing               0.04%
Medical               6.63%
Miscellaneous         6.09%
Pollution             3.08%
Transportation        9.62%
Utilities            10.27%
US Government        11.00%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R TAX FREE FUND

ASSETS
Investments in unaffiliated securities, at value
   (Cost $13,086,855)                                                $ 13,398,303
Investment in affiliated money market fund (Cost $27,940)                  27,940
                                                                     ------------
   Total investments (Cost $13,114,795)                                13,426,243
Prepaid expenses                                                           13,452
Receivable for:
   Capital stock sold                                                         200
   Interest                                                               128,059
   Expense reimbursement                                                    4,872
Other assets                                                                3,211
                                                                     ------------
      TOTAL ASSETS                                                     13,576,037
                                                                     ------------
LIABILITIES
Distribution payable                                                        1,758
Payable to investment adviser for fund expenses                             6,704
Accrued:
   Investment advisory fees                                                 5,212
   Service fees                                                             2,606
   Distribution fees                                                          979
Other liabilities                                                           9,253
                                                                     ------------
      TOTAL LIABILITIES                                                    26,512
                                                                     ------------
      NET ASSETS (applicable to shares outstanding)                  $ 13,549,525
                                                                     ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                           $ 13,238,047
Undistributed net investment income                                            30
Net unrealized appreciation (depreciation) of investments                 311,448
                                                                     ------------
Net Assets                                                           $ 13,549,525
                                                                     ============
NET ASSETS:
Class A                                                              $    372,276
---------------------------------------------------------------------------------
Class B                                                              $    274,822
---------------------------------------------------------------------------------
Class T                                                              $ 12,902,427
---------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                  $ 13,549,525
                                                                     ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
   Authorized                                                         100,000,101
   Outstanding                                                             35,489
---------------------------------------------------------------------------------
Class B:
   Authorized                                                         100,000,000
   Outstanding                                                             26,200
---------------------------------------------------------------------------------
Class T:
   Authorized                                                          21,000,000
   Outstanding                                                          1,239,959
---------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share                    $      10.49
   Offering price per share: (Net Assets value of $10.49 / 95.25%)   $      11.01
---------------------------------------------------------------------------------
Class B:
   Net asset value and offering price per share                      $      10.49
---------------------------------------------------------------------------------
Class T:
   Net asset value and redemption price per share                    $      10.41
   Offering price per share: (Net Assets value of $10.41 / 95.5%)    $      10.90
---------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)

SM&R TAX FREE FUND

INVESTMENT INCOME
Interest                                                               $305,677
Interest from affiliated money market fund                                  835
                                                                       --------
      TOTAL INVESTMENT INCOME                                           306,512
                                                                       --------
EXPENSES
Investment advisory fees                                                 33,759
Service fees                                                             16,880
Professional fees                                                         4,196
Custody and transaction fees                                              3,558
Directors' fees                                                           2,903
Compliance expenses                                                       1,202
Insurance expenses                                                        2,577
Qualification fees
   Class A                                                                2,975
   Class B                                                                1,693
   Class T                                                               10,360
Shareholder reporting expenses
   Class A                                                                  277
   Class B                                                                  277
   Class T                                                                  461
Distribution fees
   Class A                                                                  430
   Class B                                                                1,599
                                                                       --------
      TOTAL EXPENSES                                                     83,147
      LESS EXPENSES REIMBURSED                                          (31,438)
                                                                       --------
      NET EXPENSES                                                       51,709
                                                                       --------
INVESTMENT INCOME (LOSS)--NET                                           254,803
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Change in unrealized appreciation (depreciation) of investments       (8,442)
                                                                       --------
NET GAIN (LOSS) ON INVESTMENTS                                           (8,442)
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $246,361
                                                                       ========
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R TAX FREE FUND

                                                                         (UNAUDITED)
                                                                         SIX MONTHS        YEAR ENDED
                                                                     ENDED FEBRUARY 28,    AUGUST 31,
                                                                     ------------------   -----------
                                                                            2007              2006
                                                                     ------------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                         $   254,803      $   518,713
   Net realized gain (loss) on investments                                         0            3,036
   Change in unrealized appreciation (depreciation) of investments            (8,442)        (256,053)
                                                                         -----------      -----------
   Net increase (decrease) in net assets resulting from operations           246,361          265,696

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net
      Class A                                                                 (6,530)         (17,723)
      Class B                                                                 (6,982)         (17,124)
      Class T                                                               (241,332)        (483,874)
   Capital gains
      Class A                                                                    (76)             (34)
      Class B                                                                   (103)             (35)
      Class T                                                                 (2,944)            (865)
                                                                         -----------      -----------
      Total distributions to shareholders                                   (257,967)        (519,655)

CAPITAL SHARE TRANSACTIONS--NET
      Class A                                                                 40,526         (176,842)
      Class B                                                               (174,453)         (78,509)
      Class T                                                                 93,848           51,195
                                                                         -----------      -----------
      Total capital share transactions--net                                  (40,079)        (204,156)
                                                                         -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (51,685)        (458,115)
NET ASSETS
   Beginning of period                                                    13,601,210       14,059,325
                                                                         -----------      -----------
   End of period                                                         $13,549,525      $13,601,210
                                                                         ===========      ===========
   Undistributed Net Investment Income                                   $        30      $        71
                                                                         ===========      ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R TAX FREE FUND

                                                                               CLASS A SHARES
                                             -----------------------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                           YEAR ENDED AUGUST 31,
                                             ------------   --------------------------------------------------------------
                                                 2007            2006            2005         2004       2003       2002
                                             ------------   ------------    -------------   --------   --------   --------
Net asset value, beginning of period           $  10.50       $  10.70        $  10.81      $  10.71   $  10.89   $  10.80
Income (loss) from investment operations
   Investment income (loss)--net                   0.20           0.41            0.40          0.42       0.44       0.43
   Net realized and unrealized gain (loss)
      on investments                              (0.01)         (0.20)          (0.11)         0.12      (0.18)      0.09
                                               --------       --------        --------      --------   --------   --------
         Total from investment operations          0.19           0.21            0.29          0.54       0.26       0.52
Less distributions
   Investment income--net                         (0.20)         (0.41)          (0.40)        (0.42)     (0.44)     (0.43)
   Capital gains                                     --          (0.00)***       (0.00)***     (0.02)        --         --
                                               --------       --------        --------      --------   --------   --------
         Total distributions                      (0.20)         (0.41)          (0.40)        (0.44)     (0.44)     (0.43)
                                               --------       --------        --------      --------   --------   --------
Net asset value, end of period                 $  10.49       $  10.50        $  10.70      $  10.81   $  10.71   $  10.89
                                               ========       ========        ========      ========   ========   ========
Total return (1)                                   1.80%**        2.05%           2.72%         5.12%      2.40%      4.99%
                                               ========       ========        ========      ========   ========   ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                      $372,276       $331,989        $519,889      $542,502   $643,287   $384,438
Ratio of expenses with reimbursement to
   average net assets (2)                          0.75%*         0.75%           0.75%         0.75%      0.75%      0.93%
Ratio of expenses without reimbursement to
   average net assets                              3.10%*         3.14%           2.73%         1.26%      1.24%      1.26%
Ratio of net investment income to average
   net assets                                      3.79%*         3.80%           3.68%         3.84%      4.09%      4.14%
Portfolio turnover rate                            0.00%          2.05%           7.50%         1.15%     18.23%      8.80%

                                                                               CLASS B SHARES
                                             -----------------------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED                              YEAR ENDED AUGUST 31,
                                             FEBRUARY 28,   --------------------------------------------------------------
                                                  2007          2006             2005         2004       2003       2002
                                             ------------   ------------    -------------   --------   --------   --------
Net asset value, beginning of period           $  10.50       $  10.70        $  10.81      $  10.71   $  10.90   $  10.79
Income (loss) from investment operations
   Investment income (loss)--net                   0.18           0.35            0.34          0.36       0.40       0.37
   Net realized and unrealized gain (loss)
      on investments                              (0.01)         (0.20)          (0.11)         0.12      (0.19)      0.11
                                               --------       --------        --------      --------   --------   --------
         Total from investment operations          0.17           0.15            0.23          0.48       0.21       0.48
Less distributions
   Investment income--net                         (0.18)         (0.35)          (0.34)        (0.36)     (0.40)     (0.37)
   Capital gains                                     --          (0.00)***       (0.00)***     (0.02)        --         --
                                               --------       --------        --------      --------   --------   --------
            Total distributions                   (0.18)         (0.35)          (0.34)        (0.38)     (0.40)     (0.37)
                                               --------       --------        --------      --------   --------   --------
Net asset value, end of period                 $  10.49       $  10.50        $  10.70      $  10.81   $  10.71   $  10.90
                                               ========       ========        ========      ========   ========   ========
Total return (1)                                   1.64%**        1.43%           2.20%         4.59%      1.91%      4.57%
                                               ========       ========        ========      ========   ========   ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period                      $274,822       $449,767        $538,594      $536,101   $496,912   $513,273
Ratio of expenses with reimbursement to
   average net assets (2)                          1.25%*         1.25%           1.25%         1.25%      1.25%      1.42%
Ratio of expenses without reimbursement to
   average net assets                              2.65%*         2.77%           2.85%         1.78%      1.74%      1.75%
Ratio of net investment income to average
   net assets                                      3.29%*         3.29%           3.18%         3.34%      3.59%      3.65%
Portfolio turnover rate                            0.00%          2.05%           7.50%         1.15%     18.23%      8.80%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for Class A and 1.25% for Class B until December 31, 2007.

See notes to financial statements.

                                                                           CLASS T SHARES
                                             -------------------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                             FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                             ------------   ----------------------------------------------------------
                                                 2007           2006            2005         2004      2003      2002
                                             ------------   ------------   -------------   -------   -------   -------
Net asset value, beginning of period            $ 10.41       $ 10.61         $ 10.72      $ 10.61   $ 10.80   $ 10.71
Income (loss) from investment operations
   Investment income (loss)--net                   0.20          0.39            0.39         0.41      0.44      0.46
   Net realized and unrealized gain (loss)
      on investments                              (0.00)        (0.20)          (0.11)        0.13     (0.18)     0.08
                                                -------       -------         -------      -------   -------   -------
         Total from investment operations          0.20          0.19            0.28         0.54      0.26      0.54
Less distributions
   Investment income--net                         (0.20)        (0.39)          (0.39)       (0.41)    (0.45)    (0.45)
   Capital gains                                     --         (0.00)***       (0.00)***    (0.02)       --        --
                                                -------       -------         -------      -------   -------   -------
         Total distributions                      (0.20)        (0.39)          (0.39)       (0.43)    (0.45)    (0.45)
                                                -------       -------         -------      -------   -------   -------
Net asset value, end of period                  $ 10.41       $ 10.41         $ 10.61      $ 10.72   $ 10.61   $ 10.80
                                                =======       =======         =======      =======   =======   =======
Total return (1)                                   1.92%**       1.91%           2.72%        5.20%     2.38%     5.24%
                                                =======       =======         =======      =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $12,902       $12,819         $13,001      $13,154   $13,330   $12,472
Ratio of expenses with reimbursement to
   average net assets (2)                          0.75%*        0.75%           0.75%        0.75%     0.75%     0.75%
Ratio of expenses without reimbursement to
   average net assets                              1.13%*        1.18%           1.05%        1.04%     1.03%     1.05%
Ratio of net investment income to average
   net assets                                      3.79%*        3.79%           3.68%        3.83%     4.08%     4.34%
Portfolio turnover rate                            0.00%         2.05%           7.50%        1.15%    18.23%     8.80%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for Class T until December 31, 2007.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2007 (Unaudited)

SM&R PRIMARY FUND

COMMERCIAL PAPER

                                                     INTEREST/
                                          MATURITY     STATED       FACE
                                            DATE      RATE(%)      AMOUNT        VALUE
CONSUMER DISCRETIONARY--
AUTOMOBILES--5.38%
DaimlerChrysler NA Hldg                   03/13/07     5.340     $1,100,000   $1,098,037
Nissan Motor                              03/05/07     5.310        313,000      312,815
                                                                              ----------
                                                                               1,410,852
MEDIA--9.54%
Gannett Co.                               03/23/03     5.300        769,000      766,507
New York Times (The)                      03/30/07     5.300        971,000      966,854
Walt Disney Co. (The)                     04/11/07     5.240        772,000      767,391
                                                                              ----------
                                                                               2,500,752
                                                                              ----------
   TOTAL CONSUMER DISCRETIONARY--14.92%                                        3,911,604
                                                                              ----------
CONSUMER STAPLES--
FOOD STAPLES--5.50%
General Mills Inc.                        03/12/07     5.270      1,139,000    1,137,161
Kraft Foods Inc.                          03/23/07     5.280        307,000      306,009
                                                                              ----------
                                                                               1,443,170
HOUSEHOLD PRODUCTS--2.92%
Fortune Brands                            03/05/07     5.300        764,000      763,548
                                                                              ----------
   TOTAL CONSUMER STAPLES--8.42%                                               2,206,718
                                                                              ----------
ENERGY--
OIL & GAS--4.57%
Weatherford Intl Ltd                      03/15/07     5.300      1,200,000    1,197,522
                                                                              ----------
   TOTAL ENERGY--4.57%                                                         1,197,522
                                                                              ----------
FINANCIALS--
DIVERSIFIED FINANCIALS--12.45%
Block Financial Corp.                     03/02/07     5.350      1,000,000      999,851
Textron Financial Corp.                   03/01/07     5.280      1,246,000    1,246,000
Vectren Utility Hldgs.                    03/07/07     5.300      1,020,000    1,019,096
                                                                              ----------
                                                                               3,264,947
INSURANCE--4.29%
St Paul Companies, Inc.                   03/14/07     5.280      1,126,000    1,123,848
                                                                              ----------
   TOTAL FINANCIALS--16.74%                                                    4,388,795
                                                                              ----------
HEALTH CARE--
HEALTH CARE PROVIDERS & SERVICES--7.60%
St. Jude Medical                          03/09/07     5.310      1,009,000    1,007,806
Wellpoint Inc.                            03/19/07     5.310        986,000      983,379
                                                                              ----------
                                                                               1,991,185
PHARMACEUTICALS--3.83%
Schering-Plough Corp.                     03/20/07     5.280      1,007,000    1,004,185
                                                                              ----------
   TOTAL HEALTH CARE--11.43%                                                   2,995,370
                                                                              ----------

See notes to financial statements.

COMMERCIAL PAPER

                                                                 INTEREST/
                                                      MATURITY     STATED       FACE
                                                        DATE      RATE(%)      AMOUNT        VALUE
INDUSTRIALS--
ROAD & RAIL--3.78%
Ryder Systems Inc.                                    03/27/07     5.300     $  994,000   $   990,188
                                                                                          -----------
   TOTAL INDUSTRIALS--3.78%                                                                   990,188
                                                                                          -----------
INFORMATION TECHNOLOGY--
COMPUTERS & PERIPHERALS--7.30%
Hewlett - Packard Co.                                 03/08/07     5.240        819,000       818,163
Motorola Corp.                                        03/16/07     5.280      1,099,000     1,096,579
                                                                                          -----------
                                                                                            1,914,742
                                                                                          -----------
   TOTAL INFORMATION TECHNOLOGY--7.30%                                                      1,914,742
                                                                                          -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--3.80%
Verizon Global Funding Corp.                          03/21/07     5.270      1,000,000       997,069
                                                                                          -----------
   TOTAL TELECOMMUNICATION SERVICES--3.80%                                                    997,069
                                                                                          -----------
UTILITIES--
ELECTRIC UTILITIES--11.44%
Dominion Resources                                    03/22/07     5.310      1,229,000     1,225,185
Idacorp Inc.                                          03/06/07     5.300        779,000       778,424
Virginia Electric & Power Co.                         03/28/07     5.300      1,000,000       996,024
                                                                                          -----------
                                                                                            2,999,633
                                                                                          -----------
   TOTAL UTILITIES--11.44%                                                                  2,999,633
                                                                                          -----------
   TOTAL COMMERCIAL PAPER--82.40%
      (Cost $21,601,641)                                                                   21,601,641
                                                                                          -----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--13.33%
Federal Home Loan Bank (a)                            03/01/07     4.875      1,000,000     1,000,000
Federal Home Loan Bank (a)                            04/25/07     4.000      1,000,000       997,985
Federal Home Loan Bank (a)                            06/21/07     3.870        500,000       497,886
Federal Home Loan Mortgage Corp. (a)                  03/30/07     5.050      1,000,000       999,869
                                                                                          -----------
                                                                                            3,495,740
U S GOVERNMENT SECURITIES--4.07%
U S Treasury Bond                                     02/15/29     5.250      1,000,000     1,066,172
                                                                                          -----------
   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT
      SECURITIES--17.40%
      (Cost $4,391,780)                                                                     4,561,912
                                                                                          -----------
   TOTAL INVESTMENTS--99.80%
      (Cost $25,993,421)                                                                   26,163,553
   CASH AND OTHER ASSETS, LESS LIABILITIES--0.20%                                              52,821
                                                                                          -----------
   TOTAL NET ASSETS--100.00%                                                              $26,216,374
                                                                                          ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Long term obligations that will mature in less than one year.

See notes to financial statements.

                               SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary       14.95%
Consumer Staples              8.43%
Energy                        4.58%
Financials                   16.77%
Health Care                  11.45%
Industrials                   3.78%
Information Technology        7.32%
Telecommunication Services    3.81%
U.S. Government              15.59%
Utilities                    11.47%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R PRIMARY FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $25,993,421)                                $26,163,553
Cash                                                                                                       909
Prepaid expenses                                                                                        21,548
Receivable for:
   Interest                                                                                             68,436
   Expense reimbursement                                                                                 3,268
Other assets                                                                                             2,782
                                                                                                   -----------
      TOTAL ASSETS                                                                                  26,260,496
                                                                                                   -----------
LIABILITIES
Capital stock reacquired                                                                                   247
Distribution payable                                                                                       653
Payable to investment adviser for fund expenses                                                         22,488
Accrued:
   Investment advisory fees                                                                              9,896
   Service fees                                                                                          4,948
Other liabilities                                                                                        5,890
                                                                                                   -----------
      TOTAL LIABILITIES                                                                                 44,122
                                                                                                   -----------
      NET ASSETS                                                                                   $26,216,374
                                                                                                   ===========
Shares of capital stock outstanding, (1,176,000,000 shares authorized, $.01 par value per share)    26,327,324
                                                                                                   ===========
Net asset value                                                                                    $      1.00
                                                                                                   ===========
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                                         $26,326,981
Accumulated net realized gain (loss) on investments                                                   (280,739)
Net unrealized appreciation (depreciation) of investments                                              170,132
                                                                                                   -----------
Net Assets                                                                                         $26,216,374
                                                                                                   ===========

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)

INVESTMENT INCOME
Interest                                                                                           $ 685,518
                                                                                                   ---------
EXPENSES
Investment advisory fees                                                                              65,257
Service fees                                                                                          32,629
Professional fees                                                                                      3,783
Custody and transaction fees                                                                           6,048
Directors' fees                                                                                        2,903
Compliance expenses                                                                                    2,199
Insurance expenses                                                                                     5,068
Qualification fees                                                                                     5,540
Shareholder reporting expenses                                                                         1,434
                                                                                                   ---------
      TOTAL EXPENSES                                                                                 124,861
      LESS EXPENSES REIMBURSED                                                                       (20,438)
                                                                                                   ---------
      NET EXPENSES                                                                                   104,423
                                                                                                   ---------
INVESTMENT INCOME (LOSS)--NET                                                                        581,095
                                                                                                   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                                          (139,399)
   Change in unrealized appreciation (depreciation) of investments                                   270,798
                                                                                                   ---------
NET GAIN (LOSS) ON INVESTMENTS                                                                       131,399
                                                                                                   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    $ 712,494
                                                                                                   =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R PRIMARY FUND

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                       FEBRUARY 28,      AUGUST 31,
                                                                     ----------------   ------------
                                                                           2007             2006
                                                                     ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                                       $   581,095      $   962,324
   Net realized gain (loss) on investments                                (139,399)              --
   Change in unrealized appreciation (depreciation) of investments         270,798         (175,194)
                                                                       -----------      -----------
   Net increase (decrease) in net assets resulting from operations         712,494          787,130
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                 (581,095)        (962,324)
                                                                       -----------      -----------
CAPITAL SHARE TRANSACTIONS--NET                                           (157,886)       1,172,962
                                                                       -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (26,487)         997,768
NET ASSETS
   Beginning of period                                                  26,242,861       25,245,093
                                                                       -----------      -----------
   End of period                                                       $26,216,374      $26,242,861
                                                                       ===========      ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                             FEBRUARY 28,               YEAR ENDED AUGUST 31,
                                             ------------   ------------------------------------------------
                                                 2007         2006      2005      2004      2003      2002
                                             ------------   -------   -------   -------   -------   --------
Net asset value, beginning of period          $  0.99       $  1.00   $  0.99   $  0.99   $  0.99   $  1.00
Income (loss) from investment operations
   Investment income (loss)--net                 0.02          0.04      0.02      0.01      0.01      0.02
   Net realized and unrealized gain (loss)
      on investments                             0.01         (0.01)     0.01        --        --     (0.01)
                                              -------       -------   -------   -------   -------   -------
         Total from investment operations        0.03          0.03      0.03      0.01      0.01      0.01
Less distributions
   Investment income--net                       (0.02)        (0.04)    (0.02)    (0.01)    (0.01)    (0.02)
                                              -------       -------   -------   -------   -------   -------
         Total distributions                    (0.02)        (0.04)    (0.02)    (0.01)    (0.01)    (0.02)
                                              -------       -------   -------   -------   -------   -------
Net asset value, end of period                $  1.00       $  0.99   $  1.00   $  0.99   $  0.99   $  0.99
                                              =======       =======   =======   =======   =======   =======
Total return                                     3.26%**       2.73%     2.99%     0.83%     1.35%     1.33%
                                              =======       =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $26,216       $26,243   $25,245   $26,197   $27,409   $27,304
Ratio of expenses with reimbursement to
   average net assets (1)                        0.80%*        0.80%     0.80%     0.80%     0.80%     0.80%
Ratio of expenses without reimbursement to
   average net assets                            0.96%*        0.92%     0.91%     0.91%     0.89%     0.92%
Ratio of net investment income to average
   net assets                                    4.45%*        3.70%     1.94%     0.83%     1.35%     2.29%
Portfolio turnover rate                          0.00%        25.75%     0.00     70.47%     0.00      0.00

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.80% until December 31, 2007.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2007 (Unaudited)

SM&R MONEY MARKET FUND

COMMERCIAL PAPER

                                                           INTEREST/
                                                MATURITY     STATED       FACE
                                                  DATE      RATE(%)      AMOUNT         VALUE
FINANCIALS--
DIVERSIFIED FINANCIALS--6.82%
Paccar Financial Corp.                          03/08/07     5.230     $2,984,000   $  2,980,962
UBS Finance                                     03/20/07     5.240      4,556,000      4,543,362
                                                                                    ------------
                                                                                       7,524,324

INSURANCE--4.41%
ING America Insurance Hldgs                     03/02/07     5.250      4,867,000      4,866,289
                                                                                    ------------
   TOTAL FINANCIALS--11.23%                                                           12,390,613
                                                                                    ------------
HEALTH CARE--
PHARMACEUTICALS--4.58%
Merck & Co., Inc.                               03/12/07     5.210      5,059,000      5,050,939
                                                                                    ------------
   TOTAL HEALTH CARE--4.58%                                                            5,050,939
                                                                                    ------------
MATERIALS--
CONSTRUCTION MATERIALS--4.28%
Illinois Tool Work                              03/21/07     5.210      4,743,000      4,729,238
                                                                                    ------------
   TOTAL MATERIALS--4.28%                                                              4,729,238
                                                                                    ------------
   TOTAL COMMERCIAL PAPER--20.09%
      (Cost $22,170,790)                                                              22,170,790
                                                                                    ------------
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS
GOVERNMENT AGENCIES--79.98%
Federal Home Loan Bank                          03/01/07     5.110      4,906,000      4,906,000
Federal Home Loan Bank                          03/08/07     5.170      3,325,000      3,321,657
Federal Home Loan Bank                          03/09/07     5.140      7,320,000      7,311,615
Federal Home Loan Bank                          03/14/07     5.150      6,132,000      6,120,572
Federal Home Loan Bank                          03/15/07     5.190      6,394,000      6,381,091
Federal Home Loan Bank                          03/16/07     5.175      5,837,000      5,824,398
Federal Home Loan Bank                          03/19/07     5.180      5,570,000      5,555,567
Federal Home Loan Bank                          04/04/07     5.170      7,449,000      7,412,586
Federal Home Loan Mortgage Corp                 03/05/07     5.130      8,382,000      8,377,207
Federal Home Loan Mortgage Corp                 03/06/07     5.145      8,453,000      8,446,948
Federal Home Loan Mortgage Corp                 03/13/07     5.135      7,769,000      7,755,645
Federal Home Loan Mortgage Corp                 03/30/07     5.135      6,814,000      6,785,721
Federal National Mortgage Association           03/07/07     5.135     10,063,000     10,054,353
                                                                                    ------------
                                                                                      88,253,360
                                                                                    ------------
   TOTAL U S GOVERNMENT AGENCY SHORT-TERM
      OBLIGATIONS--79.98%
      (Cost $88,253,360)                                                              88,253,360
                                                                                    ------------
   TOTAL INVESTMENTS--100.07%
      (Cost $110,424,150)                                                            110,424,150
   LIABILITIES IN EXCESS OF OTHER ASSETS--(.07)%                                         (72,739)
                                                                                    ------------
   TOTAL NET ASSETS--100.00%                                                        $110,351,411
                                                                                    ============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2007 (Unaudited)

SM&R MONEY MARKET FUND

ASSETS
Investments in unaffiliated securities, at cost and value                 $110,424,150
Cash                                                                             1,062
Prepaid expenses                                                                 8,796
Receivable for:
   Expense reimbursement                                                         3,732
                                                                          ------------
      TOTAL ASSETS                                                         110,437,740
                                                                          ------------
LIABILITIES
Capital stock reacquired                                                        11,683
Distribution payable                                                             1,658
Payable to investment adviser for fund expenses                                 25,745
Accrued:
   Investment advisory fees                                                     21,346
   Service fees                                                                 20,912
Other liabilities                                                                4,985
                                                                          ------------
      TOTAL LIABILITIES                                                         86,329
                                                                          ------------
      NET ASSETS                                                          $110,351,411
                                                                          ============
Shares of capital stock outstanding, (3,000,000,000 shares
   authorized, $.01 par value per share)                                   110,351,411
                                                                          ============
Net asset value                                                           $       1.00
                                                                          ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                 110,351,411
                                                                          ------------
Net Assets                                                                $110,351,411
                                                                          ============

STATEMENT OF OPERATIONS  Six Months Ended February 28, 2007 (Unaudited)

INVESTMENT INCOME
Interest                                                                  $  2,657,664
                                                                          ------------
EXPENSES
Investment advisory fees                                                       126,520
Service fees                                                                   125,406
Professional fees                                                                3,872
Custody and transaction fees                                                     9,509
Directors' fees                                                                  2,903
Compliance expenses                                                              5,209
Insurance expenses                                                              14,301
Qualification fees                                                              37,805
Shareholder reporting expenses                                                   2,420
                                                                          ------------
      TOTAL EXPENSES                                                           327,945
      LESS EXPENSES REIMBURSED                                                 (74,825)
                                                                          ------------
      NET EXPENSES                                                             253,120
                                                                          ------------
INVESTMENT INCOME (LOSS)--NET                                             $  2,404,544
                                                                          ============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R MONEY MARKET FUND

                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                    FEBRUARY 28,    AUGUST 31,
                                                    ------------   -----------
                                                        2007           2006
                                                    ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income (loss)--net                    $  2,404,544   $ 2,811,636
                                                    ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                             (2,404,544)   (2,811,636)
                                                    ------------   -----------
CAPITAL SHARE TRANSACTIONS--NET                       21,581,911    11,879,752
                                                    ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               21,581,911    11,879,752
                                                    ------------   -----------
NET ASSETS
   Beginning of period                                88,769,500    76,889,748
                                                    ------------   -----------
   End of period                                    $110,351,411   $88,769,500
                                                    ============   ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                                 (UNAUDITED)
                                                 SIX MONTHS
                                                    ENDED
                                                FEBRUARY 28,                 YEAR ENDED AUGUST 31,
                                                ------------   -------------------------------------------------
                                                    2007         2006      2005      2004      2003       2002
                                                ------------   -------   -------   -------   --------   --------
Net asset value, beginning of period              $   1.00     $  1.00   $  1.00   $  1.00   $   1.00   $   1.00
Income (loss) from investment operations
   Investment income (loss)--net                      0.02        0.04      0.02      0.01       0.01       0.02
                                                  --------     -------   -------   -------   --------   --------
      Total from investment operations                0.02        0.04      0.02      0.01       0.01       0.02
Less distributions
   Investment income--net                            (0.02)      (0.04)    (0.02)    (0.01)     (0.01)     (0.02)
                                                  --------     -------   -------   -------   --------   --------
      Total distributions                            (0.02)      (0.04)    (0.02)    (0.01)     (0.01)     (0.02)
                                                  --------     -------   -------   -------   --------   --------
Net asset value, end of period                    $   1.00     $  1.00   $  1.00   $  1.00   $   1.00   $   1.00
                                                  ========     =======   =======   =======   ========   ========
Total return                                          2.38%**     4.04%     2.03%     0.58%      0.80%      1.53%
                                                  ========     =======   =======   =======   ========   ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)         $110,351     $88,769   $76,890   $95,202   $103,469   $154,610
Ratio of expenses with reimbursement to
   average net assets                                 0.50%*      0.50%     0.50%     0.50%      0.50%      0.50%
Ratio of expenses without reimbursement to
   average net assets                                 0.65%*      0.73%     0.59%     0.60%      0.58%      0.56%
Ratio of net investment income to average net
   assets                                             4.75%*      4.01%     1.98%     0.58%      0.84%      1.48%

*    Ratios annualized

**   Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS February 28, 2007 (Unaudited)

SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund ("Alger Technology Fund"), SM&R Alger Aggressive Growth Fund ("Alger Aggressive Growth Fund"), SM&R Alger Small-Cap Fund ("Alger Small-Cap Fund"), SM&R Alger Growth Fund ("Alger Growth Fund"), SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

The Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund and Tax Free Fund have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each has three single classes of shares. Class T shares are subject to an initial sales charge. The Class A shares are subject to an initial sales charge and a distribution and shareholder servicing plan ("12b-1 Plan"). The Class B shares are subject to a contingent deferred sales charge and a 12b-1 Plan.

The Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund each offer two classes of shares. They are: the Class A shares subject to an initial sales charge and a 12b-1 Plan; and the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan.

CHANGE IN FISCAL YEAR END:

The Growth Fund, Equity Income Fund and Balanced Fund changed their fiscal year end from December 31 to August 31, effective January 1, 2001 when they were added as a separate series of the Company.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

FEDERAL INCOME TAXES:

For federal income tax purposes, each series is treated as a separate entity. The Company intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

TAX YEAR ENDING AUGUST 31, 2006          LOSS CARRYFORWARDS   EXPIRATION DATES

Alger Technology Fund                         $   79,763            2009
                                              $  113,717            2010
Growth Fund                                   $1,908,148            2011
Government Bond Fund                          $      140            2013
                                              $  177,508            2014
Primary Fund                                  $   36,349            2007
                                              $       88            2008
                                              $      242            2009
                                              $  104,661            2010

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. As of August 31, 2006 the Government Bond Fund had $257,242 of post-October losses which are deferred until September 1, 2006 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the fund's next taxable year.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value plus a sales charge, except for Class B shares of the respective funds and for the Primary and Money Market Funds. All transactions for the Primary and Money Market Funds are made at net asset value. The Company may repurchase shares at net asset value. Dividends and other distributions are recorded by each fund on the ex-dividend date and may be reinvested at net asset value.

Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

EXPENSES:

Qualification fees, distribution fees or other expenses directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among all of the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:

Securities Management and Research, Inc. ("SM&R") is the investment adviser and principal underwriter for the Company. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

EQUITY FUNDS

                                                              INVESTMENT
     SM&R ALGER FUNDS                                        ADVISORY FEE

     Alger Technology Fund                                       1.35%
     Alger Aggressive Growth Fund                                1.05%
     Alger Small-Cap Fund                                        1.00%
     Alger Growth Fund                                           0.85%

Through an investment sub-advisory agreement, SM&R has delegated the day-to-day investment management of Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund to Fred Alger Management, Inc. Fred Alger Management, Inc. makes investment decisions for each of these funds and continuously reviews and administers the investment program. SM&R monitors Fred Alger Management, Inc.'s buying and selling of securities and administration of these series' investment program. Pursuant to the sub-advisory agreement, SM&R is responsible for paying a sub-advisory fee to Fred Alger Management, Inc. for each of these series. The series are not responsible for paying the sub-advisory fee directly.

Growth, Equity Income and Balanced Funds

                                                              INVESTMENT
     NET ASSETS                                              ADVISORY FEE

     Not exceeding $100,000,000                                 0.750%
     Exceeding $100,000,000 but not exceeding $200,000,000      0.625%
     Exceeding $200,000,000 but not exceeding $300,000,000      0.500%
     Exceeding $300,000,000                                     0.400%

FIXED INCOME FUNDS:

Government Bond and Tax Free Funds

     NET ASSETS

     Not exceeding $100,000,000                                  0.50%
     Exceeding $100,000,000 but not exceeding $300,000,000       0.45%
     Exceeding $300,000,000                                      0.40%

Primary Fund

     All average daily net assets                                0.50%

Money Market Fund

     All average daily net assets                                0.25%

ADMINISTRATIVE SERVICE FEES:

Administrative service fees paid to SM&R by the each of the series are computed as a percentage of average daily net assets as follows:

     NET ASSETS                                              SERVICE FEES

     Not exceeding $100,000,000                                  0.25%
     Exceeding $100,000,000 but not exceeding $200,000,000       0.20%
     Exceeding $200,000,000 but not exceeding $300,000,000       0.15%
     Exceeding $300,000,000                                      0.10%

SM&R has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund for regular operating expenses in excess of 1.25% per year of the average daily net assets, and the Money Market Fund in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but do not include the distribution and shareholder servicing fee.

Effective June 1, 2002, and until December 31, 2007, SM&R has voluntarily agreed to reimburse expenses which exceed the following percentages of each fund's average daily net assets:

                                    CLASS A   CLASS B   CLASS T   UNIVERSAL

     Growth Fund                     1.36%     1.86%       --
     Equity Income Fund              1.26%     1.76%       --
     Balanced Fund                   1.30%     1.80%       --
     Government Bond Fund            0.73%     1.23%     0.73%
     Tax Free Fund                   0.75%     1.25%     0.75%
     Primary Fund                                                    0.80%

SM&R has voluntarily agreed to reimburse expenses which exceed the following percentages of each fund's average daily net assets:

                                    EFFECTIVE JUNE 1, 2002   EFFECTIVE MAY 1, 2006    EFFECTIVE MAY 1, 2007
                                     UNTIL APRIL 30, 2006     UNTIL APRIL 30, 2007   UNTIL DECEMBER 31, 2007

                                     CLASS A      CLASS B     CLASS A     CLASS B      CLASS A      CLASS B
     Alger Technology Fund             2.10%       2.75%       1.85%       2.50%        2.10%        2.75%
     Alger Aggressive Growth Fund      1.85%       2.50%       1.60%       2.25%        1.85%        2.50%
     Alger Small-Cap Fund              1.90%       2.55%       1.65%       2.30%        1.90%        2.55%
     Alger Growth Fund                 1.70%       2.35%       1.45%       2.10%        1.70%        2.35%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time after April 30, 2007 and December 31, 2007, respectively as shown above, without notice to investors.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Company has adopted a 12b-1 Plan, for each series, except the Primary and Money Market Funds, with respect to each series' Class A shares and Class B shares (the "Class A Plan" and the "Class B Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Plans also permit a shareholder servicing fee to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Company. These fees are computed as an annual percentage of the average daily net assets of each class of shares of a series, as follows:

GROWTH, EQUITY INCOME, BALANCED,
GOVERNMENT BOND AND TAX FREE FUNDS

                       DISTRIBUTION   SERVICE   TOTAL 12b-1
                            FEE         FEE         FEE

     Class A Shares        0.25%         --        0.25%
     Class B Shares        0.50%       0.25%       0.75%

ALGER TECHNOLOGY, ALGER AGGRESSIVE GROWTH,
ALGER SMALL-CAP AND ALGER GROWTH FUNDS

     Class A Shares        0.35%         --        0.35%
     Class B Shares        1.00%         --        1.00%

For the period ended February 28, 2007, each series paid or accrued the following, as compensation under the Plans:

     Alger Technology Fund          $ 3,474
     Alger Aggressive Growth Fund   $ 8,091
     Alger Small-Cap Fund           $ 9,310
     Alger Growth Fund              $ 9,208
     Growth Fund                    $19,651
     Equity Income Fund             $37,789
     Balanced Fund                  $15,976
     Government Bond Fund           $ 3,680
     Tax Free Fund                  $ 2,029

SALES CHARGES:

During the period ended February 28, 2007, SM&R, as principal underwriter, received as sales charges on sales of capital stock of each series and made reallowances to dealers as follows:

                                    SALES CHARGES   SALES CHARGES
                                     RECEIVED BY      REALLOWED
                                       SM&R           TO DEALERS

Alger Technology Fund                  $ 1,489          $ 26
Alger Aggressive Growth Fund           $ 1,570          $ 51
Alger Small-Cap Fund                   $ 3,450          $156
Alger Growth Fund                      $ 2,391          $365
Growth Fund                            $24,892          $755
Equity Income Fund                     $44,577          $880
Balanced Fund                          $ 7,840          $196
Government Bond Fund                   $ 3,201          $ 99
Tax Free Fund                          $ 1,090          $  0

For the period ended February 28, 2007, SM&R received $21,875 for contingent deferred sales charges imposed on the redemptions of Class B shares of capital stock of the series.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 28, 2007, SM&R and American National had the following ownership in these series:

                                                                                 AMERICAN NATIONAL
                                  SM&R                AMERICAN NATIONAL             AFFILIATES
                        -----------------------   ------------------------   ------------------------
                                     PERCENT OF                 PERCENT OF                 PERCENT OF
                                       SHARES                     SHARES                     SHARES
                         SHARES     OUTSTANDING     SHARES     OUTSTANDING     SHARES     OUTSTANDING
Growth Fund               239,179       1.04%      1,074,392       4.65%      1,570,764      6.80%
Equity Income Fund         25,085       0.55%             --       0.00%             --      0.00%
Balanced Fund             176,306      10.67%        100,847       6.10%        317,172     19.20%
Government Bond Fund      708,178      25.62%        129,254       4.68%        965,415     34.93%
Tax Free Fund             180,079      13.83%             --       0.00%        899,132     69.08%
Primary Fund               17,957       0.07%     22,948,479      87.17%      1,497,029      5.69%
Money Market Fund       2,856,039       2.59%     56,226,024      50.95%     36,130,728     32.74%

Through the investment sub-advisory agreement, Fred Alger Management, Inc. is affiliated with SM&R. As of February 28, 2007, Fred Alger Management, Inc. had the following ownership in these series:

                                                 PERCENT OF SHARES
                                        SHARES      OUTSTANDING

Alger Technology Fund                   25,000         6.90%
Alger Aggressive Growth Fund            25,000         5.82%
Alger Small-Cap Fund                    25,000         5.30%
Alger Growth Fund                       25,000         5.37%

The Company pays directors' fees and expenses for all the independent directors. The Company also pays the salary and other expenses of the Chief Compliance Officer.

Fred Alger and Company, Incorporated ("Alger Inc.") is an affiliated broker-dealer of Fred Alger Management, Inc. During the period ended February 28, 2007, the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund paid commissions for portfolio transactions to Alger Inc., in the amount of $971, $4,407, $1,781 and $5,662, respectively.

INVESTMENTS INTO AFFILIATED MONEY MARKET FUND:

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the period ended February 28, 2007 were:

Purchases                                     $9,580,634
Sales                                         $9,724,660

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                                        PURCHASES       SALES

Alger Technology Fund                                  $   971,605   $ 1,036,271
Alger Aggressive Growth Fund                           $ 3,938,250   $ 4,164,270
Alger Small-Cap Fund                                   $ 1,800,830   $ 1,795,664
Alger Growth Fund                                      $ 4,335,218   $ 4,629,502
Growth Fund                                            $23,697,767   $26,102,448
Equity Income Fund                                     $10,619,979   $14,080,561
Balanced Fund                                          $ 2,097,291   $ 1,533,063
Government Bond Fund                                   $ 6,473,792   $ 6,470,191
Tax Free Fund                                          $         0   $   863,500
Primary Fund                                           $         0   $ 3,860,601

Gross unrealized appreciation and depreciation as of February 28, 2007, based on the cost for federal income tax purposes is as follows:

                                                                           NET APPRECIATION
                                   COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
Alger Technology Fund          $ 1,142,484    $   236,773    $    21,156      $   215,617
Alger Aggressive Growth Fund   $ 2,810,778    $   199,309    $    86,932      $   112,377
Alger Small-Cap Fund           $ 3,161,032    $   699,538    $    56,260      $   643,278
Alger Growth Fund              $ 2,885,097    $   243,096    $    61,994      $   181,102
Growth Fund                    $88,362,147    $19,260,227    $ 1,353,733      $17,906,494
Equity Income Fund             $85,551,096    $26,903,278    $ 3,293,586      $23,609,692
Balanced Fund                  $25,732,923    $ 4,973,095    $548,692.00      $ 4,424,403
Government Bond Fund           $27,974,608    $   223,871    $   193,830      $    30,041
Tax Free Fund                  $13,114,795    $   344,626    $    33,178      $   311,448
Primary Fund                   $25,993,421    $   172,682    $     2,550      $   170,132

NOTE 4--CAPITAL STOCK

SM&R ALGER TECHNOLOGY FUND

                                                            (UNAUDITED)
                                                          SIX MONTHS ENDED         YEAR ENDED
                                                         FEBRUARY 28, 2007      AUGUST 31, 2006
                                                        -------------------   -------------------
                                                         SHARES     AMOUNT     SHARES     AMOUNT
                                                        -------   ---------   -------   ---------
Sale of capital shares:
   Class A                                               25,381   $  92,182    42,193   $ 139,760
   Class B                                                4,761      16,661    10,369      33,065
                                                        -------   ---------   -------   ---------
   Total sale of capital shares                          30,142     108,843    52,562     172,825
Redemptions of capital shares outstanding:
   Class A                                              (43,033)   (155,863)  (23,970)    (73,711)
   Class B                                              (11,022)    (38,718)  (17,913)    (56,597)
                                                        -------   ---------   -------   ---------
   Total redemptions of capital shares outstanding      (54,055)   (194,581)  (41,883)   (130,308)
                                                        -------   ---------   -------   ---------
Net increase (decrease) in capital shares outstanding   (23,913)  $ (85,738)   10,679   $  42,517
                                                                  =========             =========
Shares outstanding at beginning of period               386,130               375,451
                                                        -------               -------
Shares outstanding at end of period                     362,217               386,130
                                                        =======               =======

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED         YEAR ENDED
                                                             FEBRUARY 28, 2007      AUGUST 31, 2006
                                                            -------------------   -------------------
                                                             SHARES     AMOUNT     SHARES     AMOUNT
                                                            -------   ---------   -------   ---------
Sale of capital shares:
   Class A                                                   12,848   $  91,618    69,943   $ 469,329
   Class B                                                    6,795      46,726    27,662     177,347
                                                            -------   ---------   -------   ---------
   Total sale of capital shares                              19,643     138,344    97,605     646,676
Distributions from net realized gains reinvested
   Class A                                                   33,795     229,472        --          --
   Class B                                                   19,671     127,268        --          --
                                                            -------   ---------   -------   ---------
   Total distributions from net realized gains reinvested    53,466     356,740        --          --
Redemptions of capital shares outstanding:
   Class A                                                  (34,534)   (246,659)  (33,401)   (216,573)
   Class B                                                   (8,530)    (58,437)  (14,371)    (92,496)
                                                            -------   ---------   -------   ---------
   Total redemptions of capital shares outstanding          (43,064)   (305,096)  (47,772)   (309,069)
                                                            -------   ---------   -------   ---------
Net increase (decrease) in capital shares outstanding        30,045   $ 189,988    49,833   $ 337,607
                                                                      =========             =========
Shares outstanding at beginning of period                   399,265               349,432
                                                            -------               -------
Shares outstanding at end of period                         429,310               399,265
                                                            =======               =======

SM&R ALGER SMALL-CAP FUND

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED         YEAR ENDED
                                                             FEBRUARY 28, 2007       AUGUST 31, 2006
                                                            -------------------   --------------------
                                                             SHARES     AMOUNT     SHARES     AMOUNT
                                                            -------   ---------   -------   ----------
Sale of capital shares:
   Class A                                                   38,975   $ 298,509   151,580   $1,144,229
   Class B                                                    3,055      23,524    27,000      201,061
                                                            -------   ---------   -------   ----------
   Total sale of capital shares                              42,030     322,033   178,580    1,345,290
Distributions from net realized gains reinvested:
   Class A                                                   13,567     107,857    21,857      153,001
   Class B                                                    4,794      37,202    11,629       80,010
                                                            -------   ---------   -------   ----------
   Total distributions from net realized gains reinvested    18,361     145,059    33,486      233,011
Redemptions of capital shares outstanding:
   Class A                                                  (33,554)   (268,771)  (22,244)    (166,482)
   Class B                                                   (6,348)    (49,675)   (8,130)     (58,149)
                                                            -------   ---------   -------   ----------
   Total redemptions of capital shares outstanding          (39,902)   (318,446)  (30,374)    (224,631)
                                                            -------   ---------   -------   ----------
Net increase (decrease) in capital shares outstanding        20,489   $ 148,646   181,692   $1,353,670
                                                                      =========             ==========
Shares outstanding at beginning of period                   451,551               269,859
                                                            -------               -------
Shares outstanding at end of period                         472,040               451,551
                                                            =======               =======

SM&R ALGER GROWTH FUND

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED         YEAR ENDED
                                                             FEBRUARY 28, 2007      AUGUST 31, 2006
                                                            -------------------   -------------------
                                                             SHARES     AMOUNT     SHARES     AMOUNT
                                                            -------   ---------   -------   ---------
Sale of capital shares:
   Class A                                                   20,867   $ 139,566    70,902   $ 476,435
   Class B                                                    8,557      54,485    28,203     179,080
                                                            -------   ---------   -------   ---------
   Total sale of capital shares                              29,424     194,051    99,105     655,515
Distributions from net realized gains reinvested:
   Class A                                                   16,143     107,191        --          --
   Class B                                                   10,734      68,052        --          --
                                                            -------   ---------   -------   ---------
   Total distributions from net realized gains reinvested    26,877     175,243        --          --
Redemptions of capital shares outstanding:
   Class A                                                  (45,300)   (302,110)  (61,337)   (406,140)
   Class B                                                  (26,062)   (168,760)  (25,975)   (165,112)
                                                            -------   ---------   -------   ---------
   Total redemptions of capital shares outstanding          (71,362)   (470,870)  (87,312)   (571,252)
                                                            -------   ---------   -------   ---------
Net increase (decrease) in capital shares outstanding       (15,061)  $(101,576)   11,793   $  84,263
                                                                      =========             =========
Shares outstanding at beginning of period                   480,378               468,585
                                                            -------               -------
Shares outstanding at end of period                         465,317               480,378
                                                            =======               =======

SM&R GROWTH FUND

                                                                   (UNAUDITED)
                                                                 SIX MONTHS ENDED              YEAR ENDED
                                                                FEBRUARY 28, 2007           AUGUST 31, 2006
                                                            ------------------------   -------------------------
                                                               SHARES       AMOUNT       SHARES        AMOUNT
                                                            ----------   -----------   ----------   ------------
Sale of capital shares:
   Class A                                                      43,419   $   197,805      146,187   $    612,616
   Class B                                                      29,540       131,316       88,812        364,497
   Class T                                                     247,131     1,149,995      623,489      2,680,561
                                                            ----------   -----------   ----------   ------------
   Total sale of capital shares                                320,090     1,479,116      858,488      3,657,674
Investment income dividends reinvested:
   Class A                                                       2,943        13,507        8,241         34,714
   Class B                                                         551         2,476        1,669          6,907
   Class T                                                      58,080       272,395      160,013        688,159
                                                            ----------   -----------   ----------   ------------
   Total investment income dividends reinvested                 61,574       288,378      169,923        729,780
Distributions from net realized gains reinvested:
   Class A                                                      40,172       184,391           --             --
   Class B                                                      23,950       107,537           --             --
   Class T                                                     643,141     3,016,333           --             --
                                                            ----------   -----------   ----------   ------------
   Total distributions from net realized gains reinvested      707,263     3,308,261           --             --
Redemptions of capital shares outstanding:
   Class A                                                    (128,406)     (586,326)    (356,821)    (1,506,323)
   Class B                                                     (67,911)     (302,649)    (191,192)      (784,265)
   Class T                                                  (1,200,912)   (5,561,980)  (3,820,172)   (16,443,295)
                                                            ----------   -----------   ----------   ------------
   Total redemptions of capital shares outstanding          (1,397,229)   (6,450,955)  (4,368,185)   (18,733,883)
                                                            ----------   -----------   ----------   ------------
Net increase (decrease) in capital shares outstanding         (308,302)  $(1,375,200)  (3,339,774)  $(14,346,429)
                                                                         ===========                ============
Shares outstanding at beginning of period                   23,392,305                 26,732,079
                                                            ----------                 ----------
Shares outstanding at end of period                         23,084,003                 23,392,305
                                                            ==========                 ==========

SM&R EQUITY INCOME FUND

                                                                     (UNAUDITED)
                                                                  SIX MONTHS ENDED             YEAR ENDED
                                                                 FEBRUARY 28, 2007          AUGUST 31, 2006
                                                              -----------------------   -------------------------
                                                                SHARES       AMOUNT       SHARES       AMOUNT
                                                              ---------   -----------   ---------   -------------
Sale of capital shares:
   Class A                                                       33,886   $   799,426      47,053   $  1,056,963
   Class B                                                       13,520       308,764      36,413        792,566
   Class T                                                       41,693     1,026,754      69,200      1,604,347
                                                              ---------   -----------   ---------   ------------
   Total sale of capital shares                                  89,099     2,134,944     152,666      3,453,876
Investment income dividends reinvested:
   Class A                                                        6,474       150,107       7,181        160,038
   Class B                                                        4,320        96,567       4,389         94,683
   Class T                                                       58,219     1,402,407      67,232      1,551,903
                                                              ---------   -----------   ---------   ------------
   Total investment income dividends reinvested                  69,013     1,649,081      78,802      1,806,624
Distributions from net realized gains reinvested:
   Class A                                                       22,573       525,950      31,509        693,209
   Class B                                                       17,532       393,765      29,100        618,371
   Class T                                                      205,960     4,990,419     304,202      6,926,676
                                                              ---------   -----------   ---------   ------------
   Total distributions from net realized gains reinvested       246,065     5,910,134     364,811      8,238,256
Redemptions of capital shares outstanding:
   Class A                                                      (31,250)     (735,488)    (76,423)    (1,720,249)
   Class B                                                      (38,010)     (881,936)   (111,441)    (2,409,895)
   Class T                                                     (237,735)   (5,843,179)   (652,127)   (15,173,221)
                                                              ---------   -----------   ---------   ------------
   Total redemptions of capital shares outstanding             (306,995)   (7,460,603)   (839,991)   (19,303,365)
                                                              ---------   -----------   ---------   ------------
Net increase (decrease) in capital shares outstanding            97,182   $ 2,233,556    (243,712)  $ (5,804,609)
                                                                          ===========               ============
Shares outstanding at beginning of period                     4,486,903                 4,730,615
                                                              ---------                 ---------
Shares outstanding at end of period                           4,584,085                 4,486,903
                                                              =========                 =========

SM&R BALANCED FUND

                                                                    (UNAUDITED)
                                                                 SIX MONTHS ENDED               YEAR ENDED
                                                                FEBRUARY 28, 2007            AUGUST 31, 2006
                                                              -----------------------   ------------------------
                                                                SHARES       AMOUNT       SHARES       AMOUNT
                                                              ---------   -----------   ---------   ------------
Sale of capital shares:
   Class A                                                       12,123   $   220,425      28,125   $   496,899
   Class B                                                        3,900        70,967      13,266       236,994
   Class T                                                       14,224       269,611      33,390       615,020
                                                              ---------   -----------   ---------   -----------
   Total sale of capital shares                                  30,247       561,003      74,781     1,348,913
Investment income dividends reinvested:
   Class A                                                        3,156        56,520       4,840        85,714
   Class B                                                        1,584        28,655       2,123        37,988
   Class T                                                       14,654       272,888      21,234       389,775
                                                              ---------   -----------   ---------   -----------
   Total investment income dividends reinvested                  19,394       358,063      28,197       513,477
Distributions from net realized gains reinvested:
   Class A                                                       14,724       263,271      12,421       217,982
   Class B                                                        8,756       158,139       6,721       119,230
   Class T                                                       69,556     1,294,446      50,646       923,271
                                                              ---------   -----------   ---------   -----------
   Total distributions from net realized gains reinvested        93,036     1,715,856      69,788     1,260,483
Redemptions of capital shares outstanding:
   Class A                                                      (24,151)     (438,205)    (74,691)   (1,320,202)
   Class B                                                      (17,571)     (324,030)    (37,230)     (669,163)
   Class T                                                      (52,212)     (990,168)   (111,774)   (2,056,206)
                                                              ---------   -----------   ---------   -----------
   Total redemptions of capital shares outstanding              (93,934)   (1,752,403)   (223,695)   (4,045,571)
                                                              ---------   -----------   ---------   -----------
Net increase (decrease) in capital shares outstanding            48,743   $   882,519     (50,929)  $  (922,698)
                                                                          ===========               ===========
Shares outstanding at beginning of period                     1,603,572                 1,654,501
                                                              ---------                 ---------
Shares outstanding at end of period                           1,652,315                 1,603,572
                                                              =========                 =========

SM&R GOVERNMENT BOND FUND

                                                                    (UNAUDITED)
                                                                 SIX MONTHS ENDED            YEAR ENDED
                                                                FEBRUARY 28, 2007         AUGUST 31, 2006
                                                              ---------------------   ------------------------
                                                                SHARES      AMOUNT      SHARES       AMOUNT
                                                              ---------   ---------   ---------   ------------
Sale of capital shares:
   Class A                                                        9,632   $  99,462      16,840   $   173,494
   Class B                                                        1,569      16,210       7,934        81,221
   Class T                                                       16,748     170,899      49,765       504,256
                                                              ---------   ---------   ---------   -----------
   Total sale of capital shares                                  27,949     286,571      74,539       758,971
Investment income dividends reinvested:
   Class A                                                        1,971      20,391       3,273        33,624
   Class B                                                        1,111      11,473       2,425        24,889
   Class T                                                       52,031     531,122      89,015       902,344
                                                              ---------   ---------   ---------   -----------
   Total investment income dividends reinvested                  55,113     562,986      94,713       960,857
Redemptions of capital shares outstanding:
   Class A                                                       (6,603)    (68,353)    (24,035)     (247,583)
   Class B                                                       (8,126)    (83,775)    (38,881)     (399,246)
   Class T                                                      (42,896)   (438,059)   (152,619)   (1,550,686)
                                                              ---------   ---------   ---------   -----------
   Total redemptions of capital shares outstanding              (57,625)   (590,187)   (215,535)   (2,197,515)
                                                              ---------   ---------   ---------   -----------
Net increase (decrease) in capital shares outstanding            25,437   $ 259,370     (46,283)  $  (477,687)
                                                                          =========               ===========
Shares outstanding at beginning of period                     2,738,497               2,784,780
                                                              ---------               ---------
Shares outstanding at end of period                           2,763,934               2,738,497
                                                              =========               =========

SM&R TAX FREE FUND

                                                                 (UNAUDITED)
                                                               SIX MONTHS ENDED           YEAR ENDED
                                                              FEBRUARY 28, 2007        AUGUST 31, 2006
                                                            ---------------------   ---------------------
                                                              SHARES      AMOUNT      SHARES     AMOUNT
                                                            ---------   ---------   ---------   ---------
Sale of capital shares:
   Class A                                                      4,129   $  43,426         648   $   6,806
   Class B                                                         --          --          --          --
   Class T                                                      9,714     101,216       2,069      21,595
                                                            ---------   ---------   ---------   ---------
   Total sale of capital shares                                13,843     144,642       2,717      28,401
Investment income dividends reinvested:
   Class A                                                        629       6,518       1,690      17,723
   Class B                                                        548       5,594       1,406      14,741
   Class T                                                     22,316     232,623      44,634     463,868
                                                            ---------   ---------   ---------   ---------
   Total investment income dividends reinvested                23,493     244,735      47,730     496,332
Distributions from net realized gains reinvested:
   Class A                                                         --          --           3          34
   Class B                                                          8          87           3          30
   Class T                                                        274       2,858          80         836
                                                            ---------   ---------   ---------   ---------
   Total distributions from net realized gains reinvested         282       2,945          86         900
Redemptions of capital shares outstanding:
   Class A                                                       (896)     (9,418)    (19,297)   (201,405)
   Class B                                                    (17,181)   (180,134)     (8,941)    (93,280)
   Class T                                                    (23,276)   (242,849)    (41,691)   (435,104)
                                                            ---------   ---------   ---------   ---------
   Total redemptions of capital shares outstanding            (41,353)   (432,401)    (69,929)   (729,789)
                                                            ---------   ---------   ---------   ---------
Net increase (decrease) in capital shares outstanding          (3,735)  $ (40,079)    (19,396)  $(204,156)
                                                                        =========               =========
Shares outstanding at beginning of period                   1,305,383               1,324,779
                                                            ---------               ---------
Shares outstanding at end of period                         1,301,648               1,305,383
                                                            =========               =========

SM&R PRIMARY FUND

                                                               (UNAUDITED)
                                                            SIX MONTHS ENDED              YEAR ENDED
                                                            FEBRUARY 28, 2007           AUGUST 31, 2006
                                                        ------------------------   ------------------------
                                                          SHARES        AMOUNT       SHARES        AMOUNT
                                                        ----------   -----------   ----------   -----------
Sale of capital shares                                   8,469,816   $ 8,468,218    5,621,665   $ 5,574,810
Investment income dividends reinvested                     576,145       573,072      970,805       961,699
Redemptions of capital shares outstanding               (9,203,814)   (9,199,176)  (5,414,836)   (5,363,547)
                                                        ----------   -----------   ----------   -----------
Net increase (decrease) in capital shares outstanding     (157,853)  $  (157,886)   1,177,634   $ 1,172,962
                                                                     ===========                ===========
Shares outstanding at beginning of period               26,485,177                 25,307,543
                                                        ----------                 ----------
Shares outstanding at end of period                     26,327,324                 26,485,177
                                                        ==========                 ==========

SM&R MONEY MARKET FUND

                                                                 (UNAUDITED)
                                                              SIX MONTHS ENDED                  YEAR ENDED
                                                              FEBRUARY 28, 2007               AUGUST 31, 2006
                                                        ----------------------------   ----------------------------
                                                           SHARES          AMOUNT         SHARES          AMOUNT
                                                        ------------   -------------   ------------   -------------
Sale of capital shares                                   131,892,576   $ 131,892,576    267,655,107   $ 267,655,107
Investment income dividends reinvested                     2,393,965       2,393,965      2,787,943       2,787,943
Redemptions of capital shares outstanding               (112,704,630)   (112,704,630)  (258,563,298)   (258,563,298)
                                                        ------------   -------------   ------------   -------------
Net increase (decrease) in capital shares outstanding     21,581,911   $  21,581,911     11,879,752   $  11,879,752
                                                                       =============                  =============
Shares outstanding at beginning of period                 88,769,500                     76,889,748
                                                        ------------                   ------------
Shares outstanding at end of period                      110,351,411                     88,769,500
                                                        ============                   ============

RECLASSIFICATION OF CAPITAL ACCOUNTS:

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no net effect on net assets or net asset value per share. For the six months ended February 28, 2007, each series recorded the following reclassification to the accounts listed below:

                                                                   ACCUMULATED NET
                                                 ACCUMULATED NET    REALIZED GAIN
                               PAID IN CAPITAL   INVESTMENT LOSS        (LOSS)
Alger Technology Fund          $(10,211)             $10,211              0
Alger Aggressive Growth Fund   $(15,936)             $15,936              0
Alger Small Cap Fund           $(27,245)             $27,245              0
Alger Growth Fund              $ (9,306)             $ 9,306              0
Government Bond Fund           $     (7)             $     7              0
Tax Free Fund                  $     (1)             $     0              1

NOTE 5--NOTICE TO FUND SHAREHOLDERS

Effective June 1, 2007, the SM&R Alger Small-Cap Fund's shares will be available for purchase only by existing shareholders of the Fund who maintain open accounts. The Fund may resume sales to all investors at some future date if it is determined that doing so would be in the best interest of shareholders.

NOTE 6--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Funds' financial statements and intends for the Funds to adopt the FIN 48 provisions during 2007.

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

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

SM&R INVESTMENTS, INC.         2450 South Shore Boulevard, League City, TX 77573
--------------------------------------------------------------------------------

                                    DIRECTORS
                             Florentino F. Gonzalez
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
   Teresa E. Axelson, Vice President, Secretary, and Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                  LEGAL COUNSEL
                            Greer, Herz & Adams, LLP
                                 One Moody Plaza
                               Galveston, TX 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    BKD, LLP
                         2800 Post Oak Blvd., Suite 3200
                                Houston, TX 77056

Form 9429                                                                  02/07


Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
	Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
	Company and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of May 1, 2007, an evaluation was performed under the
		supervision and with the participation of the officers of Securities Management and Research, Inc. (the Company), including the Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Companys disclosure controls and procedures. Based on that evaluation, the officers, including the CEO and CFO, conclude that, as of May 1, 2007, the companys disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) were reasonably designed so as to ensure that material information relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SM&R Investments, Inc.

By:	\S\ Michael W. McCroskey
	-------------------------------------
	Principal Executive Officer

Date:  May 1, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registant and in the capacities and on the dates indicated.

By:	\S\ Michael W. McCroskey
	-------------------------------------
	Principal Executive Officer

Date:  May 1, 2007



By:	\S\ Brenda T. Koelemay
	-------------------------------------
	Principal Financial Officer

Date:  May 1, 2007